UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08004

                           Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

                                 Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Stuart D. Bilton, President

Aston Funds

120 North LaSalle Street, 25th Floor

                                 Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi Annual Report 2015

April 30, 2015

Class N, I & R Shares

Equity

Fixed Income

Alternative

International

Sector

Balanced

This Privacy Statement is not part of the Semi Annual Report

PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•	Information we collect through the use of Internet “cookies” when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Aston Funds values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800-992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

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Aston Funds

Large Cap Funds

ASTON/Cornerstone Large Cap Value Fund

ASTON/Fairpointe Focused Equity Fund

ASTON/Herndon Large Cap Value Fund

ASTON/Montag & Caldwell Growth Fund

ASTON/TAMRO Diversified Equity Fund

Equity Income Funds

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

Mid Cap Funds

ASTON/Fairpointe Mid Cap Fund

ASTON/Montag & Caldwell Mid Cap Growth Fund

Small Cap Funds

ASTON/LMCG Small Cap Growth Fund

ASTON/River Road Independent Value Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/Silvercrest Small Cap Fund

ASTON/TAMRO Small Cap Fund

Fixed Income Funds

ASTON/DoubleLine Core Plus Fixed Income Fund ASTON/TCH Fixed Income Fund

Alternative Funds

ASTON/Anchor Capital Enhanced Equity Fund

ASTON/Lake Partners LASSO Alternatives Fund

ASTON/River Road Long-Short Fund

International Funds

ASTON/Barings International Fund

ASTON/Guardian Capital Global Dividend Fund

ASTON/LMCG Emerging Markets Fund

ASTON/Pictet International Fund

ASTON/TAMRO International Small Cap Fund

Sector Fund

ASTON/Harrison Street Real Estate Fund

Balanced Fund

ASTON/Montag & Caldwell Balanced Fund

This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds’ objectives, policies, expenses and other information.

Aston Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

Shareholder Services 800-992-8151  •  www.astonfunds.com

NOT FDIC INSURED   •   NO BANK GUARANTEE  •  MAY LOSE VALUE

1

Aston Funds

As of April 30, 2015

Performance Summary (unaudited)

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Equity
ASTON/Cornerstone Large Cap Value Fund	N	-1.24%	1.95%	11.24%	6.99%	7.91%		1.31%	1.31%	01/04/93
	I	-1.09	2.24	11.53	NA	6.88		1.06	1.06	09/20/05

ASTON/Fairpointe Focused Equity Fund (c)	N	NA	NA	NA	NA	4.60	(d)	8.47	1.16	12/24/14
	I	NA	NA	NA	NA	4.70	(d)	8.22	0.91	12/24/14

ASTON/Herndon Large Cap Value Fund (c)	N	1.05	2.83	11.44	NA	11.39		1.31	1.31	03/31/10
	I	1.22	3.13	NA	NA	10.61		1.06	1.06	03/02/11

ASTON/Montag & Caldwell Growth Fund	N	3.19	9.44	10.99	7.99	9.18		1.04	1.04	11/02/94
	I	3.28	9.69	11.27	8.27	7.74		0.79	0.79	06/28/96
	R	3.02	9.15	10.71	7.73	7.63		1.29	1.29	12/31/02

ASTON/TAMRO Diversified Equity Fund (c)	N	2.41	11.01	12.46	7.93	6.90		1.37	1.20	11/30/00
	I	2.51	11.21	NA	NA	13.78		1.12	0.95	03/02/12

ASTON/River Road Dividend All Cap Value Fund	N	3.63	9.57	12.75	NA	8.59		1.09	1.09	06/28/05
	I	3.76	9.86	13.05	NA	6.52		0.84	0.84	06/28/07

ASTON/River Road Dividend All Cap Value II Fund	N	3.25	9.73	NA	NA	15.60		1.18	1.18	06/27/12
	I	3.46	10.07	NA	NA	15.90		0.93	0.93	06/27/12

ASTON/Fairpointe Mid Cap Fund	N	7.15	9.86	14.72	12.07	13.20		1.11	1.11	09/19/94
	I	7.29	10.15	15.01	12.35	11.30		0.86	0.86	07/06/04

ASTON/Montag & Caldwell Mid Cap Growth Fund (c)	N	7.07	12.03	13.13	NA	5.73		2.17	1.26	11/02/07
	I	7.25	NA	NA	NA	13.29	(d)	1.92	1.01	05/14/14

ASTON/LMCG Small Cap Growth Fund (c)	N	8.18	21.24	NA	NA	16.46		1.68	1.36	11/03/10
	I	8.25	21.55	NA	NA	13.01		1.43	1.11	06/01/11

ASTON/River Road Independent Value Fund (c)	N	0.62	-2.69	NA	NA	4.71		1.46	1.46	12/31/10
	I	0.80	-2.40	NA	NA	3.13		1.21	1.21	06/01/11

ASTON/River Road Select Value Fund	N	5.42	5.06	10.33	NA	5.12		1.46	1.46	03/29/07
	I	5.60	5.36	10.63	NA	4.89		1.21	1.21	06/28/07

ASTON/River Road Small Cap Value Fund	N	5.23	3.70	9.32	NA	7.28		1.35	1.35	06/28/05
	I	5.36	3.91	9.58	NA	4.55		1.10	1.10	12/13/06

ASTON/Silvercrest Small Cap Fund (c)	N	2.07	7.67	NA	NA	15.64		1.61	1.40	12/27/11
	I	2.17	7.97	NA	NA	15.94		1.36	1.15	12/27/11

ASTON/TAMRO Small Cap Fund	N	1.80	7.25	10.35	9.20	10.48		1.31	1.31	11/30/00
	I	1.89	7.51	10.62	9.48	8.42		1.06	1.06	01/04/05

Fixed Income
ASTON/Doubleline Core Plus Fixed Income Fund (c)	N	1.92	5.20	NA	NA	6.08		1.10	0.96	07/18/11
	I	2.03	5.45	NA	NA	6.34		0.85	0.71	07/18/11

ASTON/TCH Fixed Income Fund (c)	N	1.40	3.92	5.44	5.71	5.80		1.18	0.95	12/13/93
	I	1.52	4.18	5.66	5.93	6.05		0.93	0.70	07/31/00

2

Aston Funds

As of April 30, 2015

Performance Summary (unaudited) – continued

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year		Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Alternative
ASTON/Anchor Capital Enhanced Equity Fund	N	3.43%	5.25%	6.34%	NA	%	4.75%		1.20%	1.20%	01/15/08
	I	3.55	5.50	6.62	NA		6.92		0.95	0.95	03/03/10

ASTON/Lake Partners LASSO Alternatives Fund (c)	N	0.17	0.10	4.00	NA		4.43		3.25	3.24	03/03/10
	I	0.27	0.35	4.25	NA		6.55		3.00	2.99	04/01/09

ASTON/River Road Long-Short Fund (c)	N	4.33	2.97	NA	NA		6.36		2.62	2.62	05/04/11
	I	4.49	3.22	NA	NA		5.08		2.37	2.37	03/04/13

International
ASTON/Barings International Fund (c)	N	8.34	3.73	5.97	NA		6.34		1.95	1.40	03/02/10
	I	8.49	3.88	6.24	NA		-1.32		1.70	1.15	11/02/07

ASTON/Guardian Capital Global Dividend Fund (c)	N	2.74	5.39	NA	NA		8.69		5.21	1.30	04/14/14
	I	2.63	5.49	NA	NA		8.78		4.96	1.05	04/14/14

ASTON/LMCG Emerging Markets Fund (c)	N	3.19	7.82	NA	NA		0.03		6.01	1.48	03/28/13
	I	3.44	8.18	NA	NA		0.39		5.76	1.23	03/28/13

ASTON/Pictet International Fund (c)	N	7.33	-1.62	NA	NA		0.24		3.26	1.40	04/14/14
	I	7.53	-1.24	NA	NA		0.61		3.01	1.15	04/14/14

ASTON/TAMRO International Small Cap Fund (c)	N	NA	NA	NA	NA		7.80	(d)	17.01	1.51	12/23/14
	I	NA	NA	NA	NA		7.90	(d)	16.76	1.26	12/23/14

Sector
ASTON/Harrison Street Real Estate Fund (c)	N	-0.58	7.69	11.66	6.94		8.65		2.16	1.37	12/30/97
	I	-0.42	8.00	11.93	NA		6.10		1.91	1.12	09/20/05

Balanced
ASTON/Montag & Caldwell Balanced Fund (c)	N	2.67	7.19	7.71	6.38		7.65		1.59	1.36	11/02/94
	I	2.72	7.28	7.85	6.56		4.34		1.34	1.11	12/31/98

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(a)	Not annualized.
(b)	The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
(c)

Certain expenses were subsidized or recouped. If these subsidies or recoupment were not in effect, the returns would have been lower or higher, respectively. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 29, 2016 for the Funds.

(d)	Returns are cumulative since inception and are not annualized.

The stocks of small- and mid-cap companies may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. Bond and balanced funds have the same interest rate, high yield, and credit risks associated with the underlying bonds in the portfolio, all of which could reduce a fund’s value. By selling covered call options, a fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. Sector funds may be subject to a higher degree of market risk because of concentration in a specific industry sector. International investing may include the risk of social and political instability, market illiquidity and currency volatility. Emerging markets securities tend to be more volatile and less liquid than securities traded in developed countries. Hedged mutual funds may use derivative instruments, short selling, leveraging and investing in commodities, commodity-linked instruments and non-U.S. companies that involve significant risks.

3

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.01%

	Consumer Discretionary – 8.19%
61,760	Bed Bath & Beyond *	$4,351,610
50,925	BorgWarner	3,014,760
129,125	Gap	5,118,515

		12,484,885

	Consumer Staples – 1.95%
38,100	Wal-Mart Stores	2,973,705

	Energy – 8.67%
48,925	Chevron	5,433,610
144,350	Ensco, Class A (United Kingdom)	3,937,868
60,650	Royal Dutch Shell PLC, ADR	3,847,030

		13,218,508

	Financials – 22.47%
52,375	ACE (Switzerland)	5,603,601
76,200	Capital One Financial	6,160,770
109,075	Citigroup	5,815,879
107,875	JPMorgan Chase	6,824,173
54,925	Lincoln National	3,102,713
32,075	PNC Financial Services Group	2,942,240
111,255	Unum Group	3,800,471

		34,249,847

	Healthcare – 5.32%
44,500	Baxter International	3,058,930
50,925	Johnson & Johnson	5,051,760

		8,110,690

	Industrials – 23.01%
24,450	Boeing	3,504,663
43,900	Cummins	6,069,614
101,450	Emerson Electric	5,968,304

Shares		Market Value

	Industrials (continued)
37,300	Honeywell International	$3,764,316
42,900	Norfolk Southern	4,326,465
52,925	Parker-Hannifin	6,317,128
20,640	WW Grainger	5,127,595

		35,078,085

	Information Technology – 26.40%
217,350	Cisco Systems	6,266,200
193,575	EMC	5,209,103
142,550	Intel	4,640,002
141,150	Microsoft	6,865,536
152,575	Oracle	6,655,322
65,190	QUALCOMM	4,432,920
63,050	Western Digital	6,162,507

		40,231,590

	Total Common Stocks (Cost $143,070,788)	146,347,310

INVESTMENT COMPANY – 3.58%

5,452,832	BlackRock Liquidity Funds TempFund Portfolio	5,452,832

	Total Investment Company (Cost $5,452,832)	5,452,832

Total Investments – 99.59% (Cost $148,523,620)**		151,800,142

Net Other Assets and Liabilities – 0.41%		617,529

Net Assets – 100.00%		$152,417,671

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$7,931,750
Gross unrealized depreciation	(4,655,228)

Net unrealized appreciation	$3,276,522

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

4

Aston Funds

ASTON/Fairpointe Focused Equity Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.50%

	Consumer Discretionary – 23.73%
5,300	Carnival	$233,041
7,200	Discovery Communications, Class C *	217,656
4,800	Interpublic Group	100,032
4,300	Liberty Interactive, Class A *	123,668
14,200	News, Class A *	224,076
4,600	Scholastic	186,944
5,900	Staples	96,288
8,400	Twenty-First Century Fox, Class A	286,272

		1,467,977

	Consumer Staples – 12.15%
25,700	Avon Products	209,969
3,300	PepsiCo	313,896
5,200	Univelver, SP ADR	227,864

		751,729

	Energy – 12.95%
1,850	Apache	126,540
4,900	Atwood Oceanics	163,562
5,600	BP, SP ADR	241,696
6,100	Cenovus Energy (Canada)	114,802
8,200	Transocean (Switzerland)	154,324

		800,924

	Financials – 6.83%
4,000	Legg Mason	210,600
2,900	Northern Trust	212,135

		422,735

Shares		Market Value

	Healthcare – 11.83%
11,900	Boston Scientific *	$212,058
6,100	Hologic *	205,814
1,100	Hospira *	96,019
700	Quest Diagnostics	49,994
1,600	Varian Medical Systems *	142,160
500	VCA *	25,485

		731,530

	Industrials – 9.90%
6,000	AGCO	309,060
3,400	Fluor	204,476
2,800	Kennametal	99,148

		612,684

	Information Technology – 18.01%
8,000	Cisco Systems	230,640
7,100	Cree *	224,928
10,000	Hewlett-Packard	329,700
3,400	Itron *	121,924
4,700	Teradata *	206,753

		1,113,945

	Materials – 3.10%
4,700	Greif, Class A	191,572

	Total Common Stocks (Cost $5,903,018)	6,093,096

INVESTMENT COMPANY – 3.28%

202,836	BlackRock Liquidity Funds TempFund Portfolio	202,836

	Total Investment Company (Cost $202,836)	202,836

Total Investments – 101.78% (Cost $6,105,854)**		6,295,932

Net Other Assets and Liabilities – (1.78)%		(110,119)

Net Assets – 100.00%		$6,185,813

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$310,244
Gross unrealized depreciation	(120,166)

Net unrealized appreciation	$190,078

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

5

Aston Funds

ASTON/Herndon Large Cap Value Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.39%
	Consumer Discretionary – 6.47%
34,765	Ross Stores	$3,437,563
66,020	TJX	4,260,931
16,266	Yum! Brands	1,398,225

		9,096,719

	Consumer Staples – 10.60%
79,416	Altria Group	3,974,771
83,243	Campbell Soup	3,721,794
50,074	Colgate-Palmolive	3,368,979
45,927	Philip Morris International	3,833,527

		14,899,071

	Energy – 20.44%
47,522	Apache	3,250,505
57,409	Atwood Oceanics	1,916,312
57,090	ConocoPhillips	3,877,553
46,246	Continental Resources *	2,433,927
44,652	Exxon Mobil	3,901,245
43,057	Marathon Petroleum	4,244,128
70,486	Oil States International *	3,354,429
42,738	SM Energy	2,477,522
57,409	Valero Energy	3,266,572

		28,722,193

	Financials – 21.67%
36,040	Aflac	2,271,962
17,485	American Express	1,354,213
89,622	Apartment Investment & Management, Class A, REIT	3,381,438
71,442	CBOE Holdings	4,020,041
59,323	Discover Financial Services	3,438,954
64,745	Eaton Vance	2,659,725
35,721	McGraw-Hill	3,725,700
31,575	Moody’s	3,394,944
136,505	Nationstar Mortgage Holdings *	3,426,275
56,133	Waddell & Reed Financial, Class A	2,768,480

		30,441,732

Shares		Market Value

	Healthcare – 6.69%
22,297	AbbVie	$1,441,724
4,815	Actavis (Ireland) *	1,361,971
38,911	Baxter International	2,674,742
14,901	Endo International (Ireland) *	1,252,652
26,472	Gilead Sciences *	2,660,701

		9,391,790

	Industrials – 11.22%
7,819	Copa Holdings SA, Class A (Panama)	867,049
23,921	Lockheed Martin	4,463,659
32,213	Rockwell Collins	3,135,291
40,505	United Parcel Service, Class B	4,071,968
43,057	Verisk Analytics, Class A *	3,230,997

		15,768,964

	Information Technology – 12.24%
46,884	Apple	5,867,533
78,778	Microsoft	3,831,762
41,143	Western Digital	4,021,317
171,270	Western Union	3,473,356

		17,193,968

	Materials – 6.01%
5,778	CF Industries Holdings	1,661,002
32,532	LyondellBasell Industries NV, Class A, (Netherlands)	3,367,713
7,655	Newmarket	3,421,019

		8,449,734

	Telecommunication Services – 1.05%
29,343	Verizon Communications	1,480,061

	Total Common Stocks (Cost $117,268,698)	135,444,232

INVESTMENT COMPANY – 3.67%

5,152,792	BlackRock Liquidity Funds TempFund Portfolio	5,152,792

	Total Investment Company (Cost $5,152,792)	5,152,792

Total Investments – 100.06% (Cost $122,421,490)**		140,597,024

Net Other Assets and Liabilities – (0.06)%		(85,631)

Net Assets – 100.00%		$140,511,393

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$23,227,186
Gross unrealized depreciation	(5,051,652)

Net unrealized appreciation	$18,175,534

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

6

Aston Funds

ASTON/Montag & Caldwell Growth Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 93.77%

	Consumer Discretionary – 14.95%
1,111,500	Carnival	$48,872,655
645,800	Dollar General	46,956,118
994,900	Dollar Tree *	76,020,309
392,700	NIKE, Class B	38,814,468
1,850,000	Starbucks	91,723,000
1,071,200	TJX	69,135,248

		371,521,798

	Consumer Staples – 20.23%
1,020,000	Colgate-Palmolive	68,625,600
262,971	Costco Wholesale	37,618,002
909,800	Estee Lauder, Class A	73,957,642
2,570,800	Mondelez International, Class A	98,641,596
1,180,400	PepsiCo	112,279,648
480,200	Procter & Gamble	38,180,702
883,700	Walgreens Boots Alliance	73,285,241

		502,588,431

	Energy – 1.13%
350,300	Occidental Petroleum	28,059,030

	Financials – 2.59%
307,400	State Street	23,706,688
738,700	Wells Fargo	40,702,370

		64,409,058

	Healthcare – 29.14%
1,800,000	Abbott Laboratories	83,556,000
360,000	Actavis PLC (Ireland) *	101,829,600
442,900	AmerisourceBergen	50,623,470
395,000	Amgen	62,374,450
201,129	Biogen Idec *	75,208,167
223,800	Celgene *	24,183,828

Shares		Market Value

	Healthcare (continued)
739,000	Cerner *	$53,067,590
764,700	Gilead Sciences *	76,859,997
505,000	McKesson	112,817,000
665,000	Thermo Fisher Scientific	83,577,200

		724,097,302

	Industrials – 7.78%
703,200	Honeywell International	70,966,944
243,200	Union Pacific	25,835,136
627,500	United Parcel Service, Class B	63,082,575
134,310	WW Grainger	33,366,633

		193,251,288

	Information Technology – 16.12%
719,600	Accenture PLC, Class A (Ireland)	66,670,940
790,000	Cognizant Technology Solutions, Class A *	46,246,600
555,700	Facebook, Class A *	43,772,489
120,000	Google, Class A *	65,852,400
560,000	MasterCard, Class A	50,517,600
370,000	QUALCOMM	25,160,000
1,550,000	Visa, Class A	102,377,500

		400,597,529

	Materials – 1.83%
400,000	Monsanto	45,584,000

	Total Common Stocks (Cost $2,044,182,278)	2,330,108,436

INVESTMENT COMPANY – 4.43%

110,221,661	BlackRock Liquidity Funds TempFund Portfolio	110,221,661

	Total Investment Company (Cost $110,221,661)	110,221,661

Total Investments – 98.20% (Cost $2,154,403,939)**		2,440,330,097

Net Other Assets and Liabilities – 1.80%		44,669,412

Net Assets – 100.00%		$2,484,999,509

*	Non-income producing security.
**	At April 30,2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$307,856,957
Gross unrealized depreciation	(21,930,799)

Net unrealized appreciation	$285,926,158

See accompanying Notes to Financial Statements.

7

Aston Funds

ASTON/TAMRO Diversified Equity Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.10%

	Consumer Discretionary – 17.47%
5,007	Amazon.com *	$2,111,853
13,248	CarMax *	902,321
7,250	Grand Canyon Education *	328,280
7,160	Home Depot	765,977
23,067	Iconix Brand Group *	606,893
32,651	Live Nation Entertainment *	818,234
8,104	McDonald’s	782,441
417	NVR *	553,146
9,222	Red Robin Gourmet Burgers *	692,480

		7,561,625

	Consumer Staples – 12.58%
20,748	Coca-Cola	841,539
8,664	Constellation Brands, Class A *	1,004,504
6,356	Keurig Green Mountain	739,648
14,467	Nu Skin Enterprises, Class A	818,109
11,246	Sysco	416,439
10,896	United Natural Foods *	735,044
10,762	Walgreens Boots Alliance	892,493

		5,447,776

	Energy – 3.71%
15,203	Kinder Morgan	652,969
5,761	Phillips 66	456,905
7,810	Range Resources	496,404

		1,606,278

	Financials – 13.10%
9,568	American Express	741,042
18,168	American International Group	1,022,677
9,929	American Tower, REIT	938,588
30,117	Bank of the Ozarks	1,167,335

Shares		Market Value

	Financials (continued)
6,834	Berkshire Hathaway, Class B *	$965,029
21,395	Geo Group, REIT	834,405

		5,669,076

	Healthcare – 14.86%
10,858	DaVita HealthCare Partners *	880,584
16,264	DexCom *	1,098,958
6,237	Edwards Lifesciences *	789,916
10,734	Endo International (Ireland) *	902,354
9,653	Express Scripts *	834,019
11,500	Gilead Sciences *	1,155,865
1,556	Intuitive Surgical *	771,745

		6,433,441

	Industrials – 14.75%
17,531	American Airlines Group	846,484
6,227	Boeing	892,578
11,791	Cintas	942,691
18,292	Colfax *	907,100
9,143	Danaher	748,629
14,280	Healthcare Services Group	432,256
7,818	Middleby *	792,276
12,030	Spirit Airlines *	823,694

		6,385,708

	Information Technology – 18.14%
3,335	Baidu, SP ADR *	667,934
45,373	Cisco Systems	1,308,104
9,755	Facebook, Class A *	768,401
1,209	Google, Class A *	663,463
802	Google, Class C *	431,052
24,253	Hewlett-Packard	799,621
44,380	Pandora Media *	791,739
15,417	Seagate Technology (Ireland)	905,286
16,160	Synchronoss Technologies *	741,421
18,284	Yahoo! *	778,258

		7,855,279

	Materials – 4.49%
2,658	CF Industries Holdings	764,095
5,255	Monsanto	598,860
8,991	Royal Gold	580,189

		1,943,144

	Total Common Stocks (Cost $30,336,870)	42,902,327

See accompanying Notes to Financial Statements.

8

Aston Funds

ASTON/TAMRO Diversified Equity Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.02%

443,898	BlackRock Liquidity Funds TempFund Portfolio	$443,898

	Total Investment Company (Cost $443,898)	443,898

Total Investments – 100.12% (Cost $30,780,768)**		43,346,225

Net Other Assets and Liabilities – (0.12)%		(52,748)

Net Assets – 100.00%		$43,293,477

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,055,220
Gross unrealized depreciation	(489,763)

Net unrealized appreciation	$12,565,457

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.57%

	Consumer Discretionary – 14.89%
230,382	Bob Evans Farms	$9,911,034
268,167	Cinemark Holdings	11,431,959
624,339	Ford Motor	9,864,556
201,266	Hasbro	14,247,620
345,924	Kohl’s	24,785,455
510,884	National CineMedia	7,785,872
311,951	Omnicom Group	23,633,408
523,926	Shaw Communications, Class B (Canada)	11,971,709
201,111	Target	15,853,580
433,370	Thomson Reuters (Canada)	17,794,172

		147,279,365

	Consumer Staples – 10.39%
165,289	Kimberly-Clark	18,130,550
256,509	Molson Coors Brewing, Class B	18,855,977
113,371	PepsiCo	10,783,850
611,746	Sysco	22,652,954
342,778	Univelver, SP ADR (Great Britain)	15,020,532
221,637	Wal-Mart Stores	17,298,768

		102,742,631

	Energy – 7.53%
165,166	Chevron	18,343,336
280,369	Martin Midstream Partners LP	10,401,690
443,626	Memorial Production Partners LP	7,949,778
312,949	Occidental Petroleum	25,067,215
170,159	TransMontaigne Partners LP	6,416,696
128,050	Williams Partners LP	6,325,670

		74,504,385

Shares		Market Value

	Financials – 18.99%
152,628	CME Group	$13,875,412
194,609	CNA Financial	7,842,743
309,650	Compass Diversified Holdings	5,332,173
484,857	CyrusOne, REIT	15,748,155
398,107	Geo Group, REIT	15,526,173
852,617	Iron Mountain, REIT	29,406,747
73,866	PartnerRe (Bermuda)	9,454,848
319,136	PNC Financial Services Group	29,274,345
341,382	Sabra Health Care, REIT	10,200,494
111,012	Stock Yards Bancorp	3,863,218
535,270	U.S. Bancorp	22,947,025
441,302	Wells Fargo	24,315,740

		187,787,073

	Healthcare – 3.90%
388,984	Owens & Minor	13,116,541
356,441	Quest Diagnostics	25,457,016

		38,573,557

	Industrials – 14.35%
158,183	ABM Industries	5,069,765
722,958	ADT	27,183,221
642,466	Aircastle (Bermuda)	15,406,335
308,310	Emerson Electric	18,137,877
530,288	Fastenal	22,600,875
150,214	Parker-Hannifin	17,929,543
396,586	Republic Services	16,113,289
193,471	United Parcel Service, Class B	19,449,640

		141,890,545

	Information Technology – 14.88%
199,431	CSG Systems International	5,807,431
841,946	Intel	27,405,342
265,274	j2 Global	18,402,057
709,853	Microsoft	34,527,250
340,374	Motorola Solutions	20,337,347
310,905	QUALCOMM	21,141,540
963,593	Western Union	19,541,666

		147,162,633

	Materials – 4.36%
189,834	Bemis	8,542,530
142,246	Compass Minerals International	12,564,589
126,202	Innophos Holdings	6,668,514
370,561	Myers Industries	5,991,971
191,450	Nucor	9,354,247

		43,121,851

	Telecommunication Services – 5.24%
101,068	Atlantic Tele-Network	6,672,509
506,099	Rogers Communications, Class B (Canada)	18,072,795
536,481	Verizon Communications	27,060,102

		51,805,406

See accompanying Notes to Financial Statements.

10

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 4.04%
269,330	AmeriGas Partners LP	$13,124,451
415,681	National Fuel Gas	26,790,640

		39,915,091

	Total Common Stocks (Cost $767,275,964)	974,782,537

INVESTMENT COMPANY – 1.66%

16,433,914	BlackRock Liquidity Funds TempFund Portfolio	16,433,914

	Total Investment Company (Cost $16,433,914)	16,433,914

Total Investments – 100.23% (Cost $783,709,878)*		991,216,451

Net Other Assets and Liabilities – (0.23)%		(2,253,506)

Net Assets – 100.00%		$988,962,945

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$213,615,749
Gross unrealized depreciation	(6,109,176)

Net unrealized appreciation	$207,506,573

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

11

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.69%

	Consumer Discretionary – 14.99%
35,301	Bob Evans Farms	$1,518,649
40,094	Cinemark Holdings	1,709,207
95,976	Ford Motor	1,516,421
31,114	Hasbro	2,202,560
52,404	Kohl’s	3,754,747
47,925	Omnicom Group	3,630,798
79,115	Shaw Communications, Class B (Canada)	1,807,778
31,794	Target	2,506,321
66,027	Thomson Reuters (Canada)	2,711,069

		21,357,550

	Consumer Staples – 11.03%
24,933	Kimberly-Clark	2,734,901
38,175	Molson Coors Brewing, Class B	2,806,244
17,283	PepsiCo	1,643,959
94,454	Sysco	3,497,632
54,126	Univelver, SP ADR (Great Britain)	2,371,801
34,080	Wal-Mart Stores	2,659,944

		15,714,481

	Energy – 6.70%
25,931	Chevron	2,879,897
26,100	Martin Midstream Partners LP	968,310
43,798	Memorial Production Partners LP	784,860
49,195	Occidental Petroleum	3,940,519
19,693	Williams Partners LP	972,834

		9,546,420

	Financials – 16.82%
23,496	CME Group	2,136,021
17,712	CNA Financial	713,794
26,898	CyrusOne, REIT	873,647

Shares		Market Value

	Financials (continued)
59,652	Geo Group, REIT	$2,326,428
134,193	Iron Mountain, REIT	4,628,319
10,916	PartnerRe (Bermuda)	1,397,248
50,101	PNC Financial Services Group	4,595,765
82,955	U.S. Bancorp	3,556,281
67,871	Wells Fargo & Co	3,739,692

		23,967,195

	Healthcare – 4.13%
55,931	Owens & Minor	1,885,993
56,027	Quest Diagnostics	4,001,448

		5,887,441

	Industrials – 14.78%
25,045	ABM Industries	802,692
111,555	ADT	4,194,468
64,683	Aircastle (Bermuda)	1,551,098
48,463	Emerson Electric	2,851,078
81,711	Fastenal	3,482,523
23,138	Parker-Hannifin	2,761,752
61,360	Republic Services	2,493,057
29,039	United Parcel Service, Class B	2,919,291

		21,055,959

	Information Technology – 15.22%
131,699	Intel	4,286,802
36,891	j2 Global	2,559,129
112,192	Microsoft	5,457,019
52,336	Motorola Solutions	3,127,076
48,394	QUALCOMM	3,290,792
146,392	Western Union	2,968,830

		21,689,648

	Materials – 3.71%
29,418	Bemis	1,323,810
22,041	Compass Minerals International	1,946,882
11,767	Innophos Holdings	621,768
28,457	Nucor	1,390,409

		5,282,869

	Telecommunication Services – 4.94%
77,841	Rogers Communications, Class B (Canada)	2,779,702
84,374	Verizon Communications	4,255,825

		7,035,527

	Utilities – 4.37%
41,359	AmeriGas Partners LP	2,015,424
65,340	National Fuel Gas	4,211,163

		6,226,587

	Total Common Stocks (Cost $123,304,819)	137,763,677

See accompanying Notes to Financial Statements.

12

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 3.42%

4,875,308	BlackRock Liquidity Fund TempCash Portfolio	$4,875,308

	Total Investment Company (Cost $4,875,308)	4,875,308

Total Investments – 100.11% (Cost $128,180,127)*		142,638,985

Net Other Assets and Liabilities – (0.11)%		(150,443)

Net Assets – 100.00%		$142,488,542

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$16,410,393
Gross unrealized depreciation	(1,951,535)

Net unrealized appreciation	$14,458,858

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

13

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.57%

	Consumer Discretionary – 22.51%
1,390,100	BorgWarner	$82,293,920
2,140,800	Cooper Tire & Rubber	90,962,592
4,592,300	DeVry Education Group	138,871,152
3,413,300	Gannett	117,144,456
5,748,100	Interpublic Group	119,790,404
833,800	Lear	92,576,814
7,382,600	Mattel	207,894,016
10,597,854	New York Times, Class A	141,905,265
2,286,478	Scholastic	92,922,466
4,034,600	Staples	65,844,672
6,316,452	Time	144,204,599

		1,294,410,356

	Consumer Staples – 2.22%
1,102,300	Bunge	95,205,651
442,900	Molson Coors Brewing, Class B	32,557,579

		127,763,230

	Energy – 8.04%
4,446,592	FMC Technologies *	196,094,707
19,749,400	McDermott International *	103,684,350
8,627,500	Transocean Ltd. (Switzerland)	162,369,550

		462,148,607

	Financials – 7.08%
1,335,700	Cincinnati Financial	67,639,848
1,528,585	Eaton Vance	62,794,272
1,789,100	Northern Trust	130,872,665
2,582,500	Raymond James Financial	145,988,725

		407,295,510

Shares		Market Value
	Healthcare – 4.90%
207,500	Charles River Laboratories *	$14,350,700
461,500	Hospira *	40,284,335
1,647,400	Quest Diagnostics	117,657,308
1,230,400	Varian Medical Systems *	109,321,040

		281,613,383

	Industrials – 16.41%
3,657,500	AGCO	188,397,825
1,996,000	Chicago Bridge & Iron (Netherlands)	95,109,400
2,606,200	Con-way	107,114,820
625,000	Copa Holdings SA, Class A (Panama)	69,306,250
621,044	ManpowerGroup	52,993,685
4,518,100	Owens Corning	174,669,746
1,081,700	Polypore International *	63,344,352
2,584,300	Werner Enterprises	69,440,141
3,332,100	Xylem	123,354,342

		943,730,561

	Information Technology – 26.03%
1,776,800	Akamai Technologies *	131,092,304
1,804,500	Citrix Systems *	121,190,220
5,278,892	Cree *	167,235,299
4,424,800	Finisar *	89,956,184
3,026,948	Itron *	108,546,355
5,453,800	Jabil Circuit	122,819,576
7,801,000	Juniper Networks	206,180,430
10,529,700	Nuance Communications *	161,420,301
4,512,400	NVIDIA	100,152,718
4,150,700	Teradata *	182,589,293
4,834,468	Unisys *	105,246,368

		1,496,429,048

	Materials – 11.38%
10,278,800	Alcoa	137,941,496
1,342,804	Domtar (Canada)	58,035,989
2,908,262	FMC	172,489,019
30,900,400	Gerdau SA, SP ADR	103,825,344
7,584,200	United States Steel	182,172,484

		654,464,332

	Total Common Stocks (Cost $4,737,973,854)	5,667,855,027

INVESTMENT COMPANY – 1.19%

68,521,578	BlackRock Liquidity Funds TempFund Portfolio	68,521,578

	Total Investment Company (Cost $68,521,578)	68,521,578

Total Investments – 99.76% (Cost $4,806,495,432)**		5,736,376,605

Net Other Assets and Liabilities – 0.24%		13,969,298

Net Assets – 100.00%		$5,750,345,903

See accompanying Notes to Financial Statements.

14

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,170,573,754
Gross unrealized depreciation	(240,692,581)

Net unrealized appreciation	$929,881,173

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

15

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.40%

	Consumer Discretionary – 22.42%
1,026	Advance Auto Parts	$146,718
2,900	BorgWarner	171,680
1,530	Dollar General	111,246
4,060	Dollar Tree *	310,225
5,190	Dunkin’ Brands Group	270,451
2,110	Harman International Industries	275,102
9,670	LKQ *	261,767
1,012	O’Reilly Automotive *	220,444
419	Panera Bread, Class A *	76,459
960	PVH	99,216
2,290	Ross Stores	226,435
1,830	Tractor Supply	157,490

		2,327,233

	Consumer Staples – 8.93%
2,460	Church & Dwight	199,678
2,700	Mead Johnson Nutrition	258,984
1,450	Molson Coors Brewing, Class B	106,589
1,920	Monster Beverage *	263,251
1,220	TreeHouse Foods *	99,137

		927,639

	Energy – 2.23%
1,160	Core Laboratories (Netherlands)	152,285
1,450	Oceaneering International	79,909

		232,194

	Financials – 11.20%
3,950	First Republic Bank	230,246
1,196	Intercontinental Exchange	268,538
1,890	Lazard MLP, Class A (Bermuda)	100,227
4,960	Raymond James Financial	280,389
2,110	Signature Bank New York NY *	282,930

		1,162,330

	Healthcare – 12.71%
2,030	AmerisourceBergen	232,029
592	Cooper	105,417

Shares		Market Value
	Healthcare (continued)
1,580	Henry Schein *	$216,618
1,040	IDEXX Laboratories *	130,385
3,370	MEDNAX *	238,529
679	Perrigo (Ireland)	124,447
2,100	Quintiles Transnational Holdings *	138,348
2,090	ResMed	133,635

		1,319,408

	Industrials – 25.31%
4,550	AMETEK	238,511
4,580	Copart *	162,911
3,090	Donaldson	115,473
3,980	Expeditors International of Washington	182,403
3,910	Fastenal	166,644
2,060	IHS, Class A *	258,468
2,710	J.B. Hunt Transport Services	236,312
2,410	Nordson	191,957
1,700	Pall	165,444
925	Roper Technologies	155,557
1,920	Stericycle *	256,186
2,830	Verisk Analytics, Class A *	212,363
3,030	Wabtec	284,972

		2,627,201

	Information Technology – 14.60%
2,630	Akamai Technologies *	194,041
5,190	Amphenol, Class A	287,370
2,050	ANSYS *	175,972
1,730	EPAM Systems *	111,948
1,050	F5 Networks *	128,121
2,100	FactSet Research Systems	330,519
2,550	WEX *	287,411

		1,515,382

	Total Common Stocks (Cost $8,175,173)	10,111,387

INVESTMENT COMPANY – 3.61%

374,524	BlackRock Liquidity Funds TempFund Portfolio	374,524

	Total Investment Company (Cost $374,524)	374,524

Total Investments – 101.01% (Cost $8,549,697)**		10,485,911

Net Other Assets and Liabilities – (1.01)%		(105,089)

Net Assets – 100.00%		$10,380,822

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,031,342
Gross unrealized depreciation	(95,128)

Net unrealized appreciation	$1,936,214

See accompanying Notes to Financial Statements.

16

Aston Funds

ASTON/LMCG Small Cap Growth Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 92.71%

	Consumer Discretionary – 16.87%
141,383	Black Diamond *	$1,273,861
104,663	Bloomin’ Brands	2,371,664
7,265	Buffalo Wild Wings *	1,157,314
61,042	Del Frisco’s Restaurant Group *	1,231,217
14,273	Life Time Fitness *	1,020,519
18,498	Lithia Motors, Class A	1,844,805
23,151	Nexstar Broadcasting Group, Class A	1,353,407
60,087	Party City Holdco *	1,249,209
54,483	Shutterfly *	2,438,659
40,155	Sinclair Broadcast Group, Class A	1,230,349
105,585	Sotheby’s	4,509,535

		19,680,539

	Consumer Staples – 4.73%
9,600	Boston Beer, Class A *	2,378,880
46,525	United Natural Foods *	3,138,576

		5,517,456

	Energy – 2.14%
8,017	Diamondback Energy *	661,964
8,403	Gulfport Energy *	411,243
28,920	Memorial Resource Development *	583,895
33,965	Rice Energy *	836,558

		2,493,660

	Financials – 2.59%
31,696	Ashford Hospitality Prime	496,359
6,566	BofI Holding *	602,824
24,945	Evercore Partners	1,203,347
26,473	Moelis, Class A	716,095

		3,018,625

Shares		Market Value

	Healthcare – 24.30%
33,115	Aduro Biotech *	$841,121
24,737	Akorn *	1,030,049
38,904	Align Technology *	2,289,111
71,566	Allscripts Healthcare Solutions *	951,828
39,257	Amsurg *	2,462,199
10,259	athenahealth *	1,258,369
88,167	Community Health Systems *	4,732,805
19,154	Cyberonics *	1,166,670
39,195	HealthSouth	1,772,398
10,682	HeartWare International *	808,734
9,703	ICON PLC (Ireland) *	624,291
46,147	Insulet *	1,377,488
3,662	Intercept Pharmaceuticals *	925,790
27,886	LifePoint Hospitals *	2,088,104
14,784	Neurocrine Biosciences *	503,986
19,078	PAREXEL International *	1,212,884
43,032	Premier, Class A *	1,630,913
5,244	Puma Biotechnology *	946,961
7,676	Synageva BioPharma *	705,885
38,774	Veeva Systems *	1,029,450

		28,359,036

	Industrials – 12.33%
33,744	Advisory Board *	1,750,976
181,133	Builders FirstSource *	2,311,257
17,800	HEICO	993,952
23,699	Herman Miller	649,590
42,139	Hexcel	2,113,271
82,323	Kelly Services, Class A	1,351,744
74,267	Kforce	1,688,832
33,777	Korn/Ferry International	1,064,989
61,142	USG *	1,622,709
17,318	XPO Logistics *	839,923

		14,387,243

	Information Technology – 24.51%
45,615	Cardtronics *	1,721,054
89,377	Dealertrack Technologies *	3,513,410
47,418	ExlService Holdings *	1,632,602
14,625	Fleetmatics Group PLC (Ireland) *	666,607
138,193	Global Eagle Entertainment *	1,764,725
63,340	Heartland Payment Systems	3,224,006
290,344	Internap *	2,729,234
25,073	MAXIMUS	1,604,923
31,916	NetScout Systems *	1,311,748
47,741	SciQuest *	733,779
106,891	Synchronoss Technologies *	4,904,159
7,011	Ultimate Software Group *	1,165,368
95,403	WNS Holdings, ADR (Jersey) *	2,302,074
33,760	Yelp *	1,329,806

		28,603,495

	Materials – 3.45%
56,520	Boise Cascade *	1,961,244
86,912	Summit Materials *	2,058,945

		4,020,189

See accompanying Notes to Financial Statements.

17

Aston Funds

ASTON/LMCG Small Cap Growth Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 1.79%

59,835	Cogent Communications Holdings	$2,093,627

	Total Common Stocks (Cost $99,815,163)	108,173,870

EXCHANGE TRADED FUND – 2.91%

23,088	iShares Russell 2000 Growth Index Fund	3,395,090

	Total Exchange Traded Fund (Cost $3,325,682)	3,395,090

WARRANTS – 0%

	Energy – 0.00%
11,820	Magnum Hunter Resources, Strike Price $8.50, Expiration 04/15/16	—

	Total Warrants (Cost $—)	—

INVESTMENT COMPANY – 5.49%

6,406,335	BlackRock Liquidity Fund TempCash Portfolio	6,406,335

	Total Investment Company (Cost $6,406,335)	6,406,335

Total Investments – 101.11% (Cost $109,547,180)**		117,975,295

Net Other Assets and Liabilities – (1.11)%		(1,295,791)

Net Assets – 100.00%		$116,679,504

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$10,801,198
Gross unrealized depreciation	(2,373,083)

Net unrealized appreciation	$8,428,115

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

18

Aston Funds

ASTON/River Road Independent Value Fund	April 30, 2015

Schedule of Investments (unaudited)

At April 30, 2015, 11.21% of the Total Net Assets of the Fund were comprised of securities of issuers outside the United States.

Shares		Market Value

COMMON STOCKS – 19.43%

	Energy – 2.86%
95,262	Contango Oil & Gas *	$2,388,218
228,574	QEP Resources	5,142,915
157,222	Unit *	5,477,615

		13,008,748

	Financials – 0.45%
89,231	Baldwin & Lyons, Class B	2,024,651

	Information Technology – 4.18%
109,977	Benchmark Electronics *	2,587,759
196,530	Convergys	4,457,300
177,190	CSG Systems International	5,159,773
272,145	Sykes Enterprises *	6,811,789

		19,016,621

	Materials – 11.94%
303,078	American Vanguard	3,306,581
4,242,444	AuRico Gold (Canada)	14,806,130
4,821,322	New Gold (Canada) *	16,296,068
1,686,552	Pan American Silver (Canada)	16,055,975
703,867	Silver Standard Resources (Canada) *	3,832,556

		54,297,310

	Total Common Stocks (Cost $90,045,315)	88,347,330

Shares		Market Value

INVESTMENT COMPANY – 80.88%

367,738,703	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	$367,738,703

	Total Investment Company (Cost $367,738,703)	367,738,703

Total Investments – 100.31% (Cost $457,784,018)**		456,086,033

Net Other Assets and Liabilities – (0.31)%		(1,397,286)

Net Assets – 100.00%		$454,688,747

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,675,041
Gross unrealized depreciation	(8,373,026)

Net unrealized depreciation	$(1,697,985)

See accompanying Notes to Financial Statements.

19

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.04%

	Consumer Discretionary – 17.71%
86,999	Ascena Retail Group *	$1,304,115
27,388	Ascent Capital Group, Class A *	1,096,616
7,928	Biglari Holdings *	2,897,763
18,510	Children’s Place	1,122,817
112,065	International Speedway, Class A	4,074,683
17,208	Madison Square Garden, Class A *	1,381,802
32,340	Motorcar Parts of America *	945,298
23,743	Outerwall	1,577,247
138,289	Remy International	3,076,930
113,670	SodaStream International *	2,208,608
69,630	Sotheby’s	2,973,897
38,660	Stage Stores	746,525

		23,406,301

	Consumer Staples – 1.97%
65,990	Darling Ingredients *	901,423
9,902	Ingles Markets, Class A	414,498
40,457	Village Super Market, Class A	1,291,792

		2,607,713

	Energy – 3.24%
183,273	Evolution Petroleum	1,260,918
284,840	Gran Tierra Energy *	1,059,605
50,900	QEP Resources	1,145,250
59,241	WPX Energy *	814,564

		4,280,337

	Financials – 20.98%
6,885	Alleghany *	3,260,185
91,904	Brown & Brown	2,936,333
63,231	Capital Southwest	3,010,428

Shares		Market Value

	Financials (continued)
198,384	FNFV Group *	$2,965,841
73,853	Forest City Enterprises, Class A *	1,754,747
18,667	Geo Group, REIT	728,013
82,897	Hilltop Holdings *	1,667,059
27,349	International Bancshares	710,527
100,980	Leucadia National	2,400,295
174,993	PICO Holdings *	3,151,624
7,613	White Mountains Insurance Group (Bermuda)	5,146,160

		27,731,212

	Healthcare – 4.36%
16,721	Bio-Rad Laboratories, Class A *	2,248,138
47,924	Myriad Genetics *	1,582,930
57,141	Owens & Minor	1,926,795

		5,757,863

	Industrials – 20.90%
149,045	ADT	5,604,092
166,501	Air Transport Services Group *	1,551,789
101,280	Brink’s	2,680,882
43,427	Clean Harbors *	2,399,342
8,503	Cubic	421,579
17,236	Forward Air	868,177
45,480	Kelly Services, Class A	746,782
70,690	KLX *	2,962,618
89,224	Marten Transport	1,986,126
117,631	SP Plus *	2,677,282
42,960	UniFirst	4,864,361
18,239	US Ecology	855,591

		27,618,621

	Information Technology – 22.08%
101,302	Blackhawk Network Holdings, Class B *	3,718,796
114,482	Convergys	2,596,452
147,436	CSG Systems International	4,293,336
96,390	Dolby Laboratories, Class A	3,880,661
32,590	IAC/InterActive	2,275,434
51,907	Knowles *	995,057
115,721	NeuStar, Class A *	3,471,630
158,867	Rovi *	2,940,628
41,473	Sykes Enterprises *	1,038,069
45,880	Tech Data *	2,586,256
108,970	Vishay Intertechnology	1,381,740

		29,178,059

	Materials – 2.63%
62,888	American Vanguard	686,108
34,449	AptarGroup	2,138,249
40,128	Myers Industries	648,870

		3,473,227

See accompanying Notes to Financial Statements.

20

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 3.46%
24,383	Atlantic Tele-Network	$1,609,766
110,779	Telephone & Data Systems	2,958,907

		4,568,673

	Utilities – 0.71%
14,605	National Fuel Gas	941,292

	Total Common Stocks (Cost $118,790,601)	129,563,298

INVESTMENT COMPANY – 2.62%
3,465,572	BlackRock Liquidity Funds TempFund Portfolio	3,465,572

	Total Investment Company (Cost $3,465,572)	3,465,572

Total Investments – 100.66% (Cost $122,256,173)**		133,028,870

Net Other Assets and Liabilities – (0.66)%		(871,861)

Net Assets – 100.00%		$132,157,009

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$16,505,968
Gross unrealized depreciation	(5,733,271)

Net unrealized appreciation	$10,772,697

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

21

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 90.73%

	Consumer Discretionary – 19.69%
221,898	Ascena Retail Group *	$3,326,251
61,544	Ascent Capital Group, Class A *	2,464,222
15,709	Biglari Holdings *	5,741,797
38,000	Children’s Place	2,305,080
238,720	International Speedway, Class A	8,679,859
71,295	Liberty Tax	1,974,871
66,610	Marcus	1,290,236
200,552	Monarch Casino & Resort * (a)	3,670,102
74,135	Motorcar Parts of America *	2,166,966
45,020	Outerwall	2,990,679
286,662	Remy International	6,378,229
227,090	SodaStream International *	4,412,359
134,510	Sotheby’s	5,744,922
99,140	Stage Stores	1,914,393
123,270	UCP *	1,067,518

		54,127,484

	Consumer Staples – 2.77%
127,850	Darling Ingredients *	1,746,431
37,759	Ingles Markets, Class A	1,580,592
77,020	Omega Protein *	984,316
102,934	Village Super Market, Class A	3,286,683

		7,598,022

	Energy – 3.70%
604,473	Evolution Petroleum	4,158,774
840,240	Gran Tierra Energy *	3,125,693
37,264	PHI *	1,167,481
124,620	WPX Energy *	1,713,525

		10,165,473

Shares		Market Value

	Financials – 14.88%
70,000	1st Source	$2,178,400
133,914	Capital Southwest	6,375,646
6,685	First Citizens BancShares, Class A	1,606,673
416,980	FNFV Group *	6,233,851
40,635	Geo Group, REIT	1,584,765
166,120	Hilltop Holdings *	3,340,673
54,269	International Bancshares	1,409,909
16,096	Navigators Group *	1,256,293
350,294	PICO Holdings *	6,308,795
15,708	White Mountains Insurance Group (Bermuda)	10,618,137

		40,913,142

	Healthcare – 2.86%
111,008	Myriad Genetics *	3,666,594
124,700	Owens & Minor	4,204,884

		7,871,478

	Industrials – 18.24%
344,408	Air Transport Services Group *	3,209,883
190,134	Brink’s	5,032,847
87,840	Clean Harbors *	4,853,160
28,037	Cubic	1,390,074
34,110	Forward Air	1,718,121
161,640	Kelly Services, Class A	2,654,129
154,270	KLX *	6,465,456
186,307	Marten Transport	4,147,194
309,369	SP Plus *	7,041,238
81,277	UniFirst	9,202,995
34,218	US Ecology	1,605,166
192,880	UTI Worldwide (British Virgin Islands) *	1,741,706
40,360	Werner Enterprises	1,084,473

		50,146,442

	Information Technology – 23.52%
208,820	Blackhawk Network Holdings, Class B *	7,665,782
134,105	Computer Services (a)	5,726,283
272,780	Convergys	6,186,650
293,060	CSG Systems International	8,533,907
208,180	Daktronics	2,233,771
17,644	DST Systems	2,030,472
28,844	Electro Rent	312,669
55,567	ePlus *	4,609,838
116,728	Ituran Location and Control (a)	2,664,900
101,550	Knowles *	1,946,714
212,830	NeuStar, Class A *	6,384,900
298,320	Rovi *	5,521,903
122,483	Sykes Enterprises *	3,065,749
89,700	Tech Data *	5,056,389
214,530	Vishay Intertechnology	2,720,240

		64,660,167

See accompanying Notes to Financial Statements.

22

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials – 1.12%
128,640	American Vanguard	$1,403,462
104,025	Myers Industries	1,682,084

		3,085,546

	Telecommunication Services – 3.95%
64,380	Atlantic Tele-Network	4,250,368
247,160	Telephone & Data Systems	6,601,644

		10,852,012

	Total Common Stocks (Cost $202,481,839)	249,419,766

INVESTMENT COMPANY – 10.04%

27,588,289	BlackRock Liquidity Funds TempFund Portfolio	27,588,289

	Total Investment Company (Cost $27,588,289)	27,588,289

Total Investments – 100.77% (Cost $230,070,128)**		277,008,055

Net Other Assets and Liabilities – (0.77)%		(2,112,026)

Net Assets – 100.00%		$274,896,029

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$55,010,409
Gross unrealized depreciation	(8,072,482)

Net unrealized appreciation	$46,937,927

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2015, these securities amounted to $12,061,285 or 4.39% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

23

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 100.43%

	Consumer Discretionary – 9.43%
66,920	EW Scripps, Class A *	$1,558,567
49,950	Hillenbrand	1,468,030
20,900	Journal Media Group *	194,161
81,060	La-Z-Boy	2,124,582
17,140	Lithia Motors, Class A	1,709,372
26,000	Men’s Wearhouse	1,471,340
64,490	Wolverine World Wide	1,981,778

		10,507,830

	Consumer Staples – 3.99%
19,654	J & J Snack Foods	2,050,502
26,754	Lancaster Colony	2,398,763

		4,449,265

	Energy – 4.08%
36,210	Bonanza Creek Energy *	997,948
68,020	Forum Energy Technologies *	1,582,145
70,890	Matador Resources *	1,965,071

		4,545,164

	Financials – 23.16%
99,690	BancorpSouth	2,413,495
63,930	Bank of the Ozarks	2,477,927
146,950	CVB Financial	2,299,767
37,908	EastGroup Properties, REIT	2,168,338
94,664	Horace Mann Educators	3,215,736
33,199	Iberiabank	2,068,630
65,923	Independent Bank	2,750,307
38,260	PacWest Bancorp	1,725,526
69,870	Pebblebrook Hotel Trust, REIT	3,000,218
121,060	Physicians Realty Trust, REIT	2,009,596
31,680	Stifel Financial *	1,673,971

		25,803,511

Shares		Market Value

	Healthcare – 9.55%
26,657	Analogic	$2,252,516
38,910	Greatbatch *	2,098,027
28,434	ICU Medical *	2,398,977
39,490	Integra LifeSciences Holdings *	2,321,222
23,490	STERIS	1,562,085

		10,632,827

	Industrials – 20.42%
74,015	Altra Industrial Motion	1,951,775
35,243	Applied Industrial Technologies	1,472,100
180,910	CBIZ *	1,635,426
27,350	CIRCOR International	1,494,404
52,136	EMCOR Group	2,326,830
44,300	ESCO Technologies	1,625,810
21,000	G & K Services, Class A	1,482,600
102,970	Knoll	2,344,627
37,089	MSA Safety	1,696,451
24,820	Standex International	2,007,193
61,969	US Ecology	2,906,966
33,040	Watts Water Technologies, Class A	1,802,332

		22,746,514

	Information Technology – 17.15%
114,287	ACI Worldwide *	2,632,030
160,780	Entegris *	2,139,982
16,817	FEI	1,269,011
40,320	Itron *	1,445,875
28,435	Littelfuse	2,786,346
92,970	M/A-COM Technology Solutions Holdings *	2,832,796
90,120	Mentor Graphics	2,156,572
39,650	Methode Electronics	1,683,539
62,105	MKS Instruments	2,161,875

		19,108,026

	Materials – 6.59%
70,680	Calgon Carbon	1,568,389
27,320	Minerals Technologies	1,850,384
86,583	PH Glatfelter	2,147,258
27,149	Sensient Technologies	1,774,459

		7,340,490

	Utilities – 6.06%
41,903	MGE Energy	1,738,136
48,370	ONE Gas	2,030,089
35,579	Portland General Electric	1,250,958
34,683	UIL Holdings	1,729,988

		6,749,171

	Total Common Stocks (Cost $107,677,710)	111,882,798

See accompanying Notes to Financial Statements.

24

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.97%
1,078,947	BlackRock Liquidity Funds TempFund Portfolio	$1,078,947

	Total Investment Company (Cost $1,078,947)	1,078,947

Total Investments – 101.40% (Cost $108,756,657)**		112,961,745

Net Other Assets and Liabilities – (1.40)%		(1,559,383)

Net Assets – 100.00%		$111,402,362

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,232,097
Gross unrealized depreciation	(2,027,009)

Net unrealized appreciation	$4,205,088

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

25

Aston Funds

ASTON/TAMRO Small Cap Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.88%

	Consumer Discretionary – 21.20%
302,211	Dorman Products *	$14,152,541
411,913	Five Below *	13,889,706
107,836	Grand Canyon Education *	4,882,814
245,426	Hibbett Sports *	11,485,937
639,276	Iconix Brand Group *	16,819,352
187,218	Monro Muffler Brake	11,212,486
110,188	Morningstar	8,362,167
697,072	Pier 1 Imports	8,817,961
221,660	Pool	14,383,517
181,037	Red Robin Gourmet Burgers *	13,594,068
347,048	Steven Madden *	13,541,813
90,196	Strayer Education *	4,574,741
363,812	Texas Roadhouse	12,224,083

		147,941,186

	Consumer Staples – 7.92%
243,409	Nu Skin Enterprises, Class A	13,764,779
157,132	Sanderson Farms	11,803,756
187,106	Tootsie Roll Industries (a)	5,796,544
153,208	TreeHouse Foods *	12,449,682
170,164	United Natural Foods *	11,479,263

		55,294,024

	Financials – 17.65%
501,531	Bank of the Ozarks	19,439,342
185,355	BofI Holding *	17,017,443
676,496	Colony Financial, REIT	17,528,011
105,129	Financial Engines	4,433,290
182,867	First Cash Financial Services *	8,839,791
368,443	Geo Group, REIT	14,369,277
184,890	Hanover Insurance Group	12,677,907

Shares		Market Value

	Financials (continued)
374,588	LaSalle Hotel Properties, REIT	$13,743,634
286,998	Stifel Financial *	15,164,974

		123,213,669

	Healthcare – 13.87%
282,310	Cepheid *	15,837,591
51,153	Clovis Oncology *	4,110,655
263,029	DexCom *	17,772,870
818,310	HMS Holdings *	13,919,453
183,766	ICU Medical *	15,504,337
261,178	Medidata Solutions *	13,954,741
74,301	Neogen *	3,309,367
419,585	Repligen *	12,381,953

		96,790,967

	Industrials – 17.66%
284,927	Advisory Board *	14,784,862
357,978	Barnes Group	14,354,918
153,243	Corporate Executive Board	12,846,361
249,679	Franklin Electric	9,028,393
493,640	Hawaiian Holdings *	11,393,211
443,517	Healthcare Services Group	13,425,260
216,849	Landstar System	13,511,861
168,235	Proto Labs *	11,776,450
392,239	Simpson Manufacturing	12,857,594
237,549	Team *	9,283,415

		123,262,325

	Information Technology – 18.96%
422,131	Cardtronics *	15,927,003
90,370	Cavium *	5,855,072
218,705	Interactive Intelligence Group *	9,618,646
288,687	Manhattan Associates *	15,173,389
824,262	Pandora Media *	14,704,834
306,781	Solarwinds *	14,964,777
153,627	Synaptics *	13,015,279
322,469	Synchronoss Technologies *	14,794,878
122,792	Tyler Technologies *	14,974,484
371,387	VeriFone Systems *	13,284,513

		132,312,875

	Materials – 1.62%
215,985	Balchem	11,321,934

	Total Common Stocks (Cost $522,299,201)	690,136,980

See accompanying Notes to Financial Statements.

26

Aston Funds

ASTON/TAMRO Small Cap Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.54%

10,749,406	BlackRock Liquidity Funds TempFund Portfolio	$10,749,406

	Total Investment Company (Cost $10,749,406)	10,749,406

Total Investments – 100.42% (Cost $533,048,607)**		700,886,386

Net Other Assets and Liabilities – (0.42)%		(2,929,696)

Net Assets – 100.00%		$697,956,690

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$181,603,573
Gross unrealized depreciation	(13,765,794)

Net unrealized appreciation	$167,837,779

(a)	This security has been determined by the Subadviser to be an illiquid security. At April 30, 2015, this security amounted to $5,796,544 or 0.83% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited)

At April 30, 2015, 24.77% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 33.58%

	Consumer Discretionary – 2.35%
$ 495,000	American Axle & Manufacturing 6.625%, 10/15/22	$528,413
255,000	Asbury Automotive Group 6.000%, 12/15/24 (a)	268,388
100,000	Cinemark USA 7.375%, 06/15/21	107,500
155,000	Family Tree Escrow LLC Senior Secured Notes 5.750%, 03/01/23 (a)	163,525
325,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	441,316
200,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22	153,813
670,000	Goodyear Tire & Rubber 7.000%, 05/15/22	736,163
510,000	Gray Television 7.500%, 10/01/20	544,425
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	612,000
200,000	Hutchison Whampoa International 12 II (Cayman Islands) 3.250%, 11/08/22	202,390
	InRetail Shopping Malls (Peru)
250,000	6.500%, 07/09/21	264,375
50,000	6.500%, 07/09/21 (a)	52,875
125,000	Levi Strauss Senior Unsecured Notes 5.000%, 05/01/25 (a)	125,547
	Mattel Senior Unsecured Notes
155,000	2.500%, 11/01/16	157,488
75,000	2.350%, 05/06/19	74,897

Par Value		Market Value

	Consumer Discretionary (continued)
$ 415,000	MGM Resorts International 6.625%, 12/15/21	$446,125
	NCL (Bermuda)
100,000	5.000%, 02/15/18	102,500
	Senior Unsecured Notes
605,000	5.250%, 11/15/19 (a)	627,688
170,000	Pilgrim’s Pride 5.750%, 03/15/25 (a)	174,675
300,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	309,375
200,000	SACI Falabella (Chile) Senior Unsecured Notes 4.375%, 01/27/25	209,958
480,000	Sally Holdings 5.750%, 06/01/22	511,200
325,000	Station Casinos 7.500%, 03/01/21	351,813
225,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	223,695
685,000	Viking Cruises (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	762,885
415,000	Walgreens Boots Alliance Senior Unsecured Notes 4.800%, 11/18/44	433,132

		8,586,161

	Consumer Staples – 3.82%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	282,000
231,000	Altria Group 2.850%, 08/09/22	230,310
	Camposol SA (Peru)
150,000	9.875%, 02/02/17 (a)	150,330
280,000	9.875%,02/02/17	280,616
300,000	Cencosud SA (Chile) 5.150%, 02/12/25 (a)	305,745
900,000	4.875%, 01/20/23	919,914
600,000	Central American Bottling (British Virgin Islands) 6.750%, 02/09/22	635,250
	Coca-Cola Senior Unsecured Notes
185,000	1.800%, 09/01/16	188,001
50,000	1.650%, 11/01/18	50,804
800,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	725,000
	Corp Pesquera Inca SAC (Peru)
200,000	9.000%, 02/10/17	201,900
100,000	9.000%, 02/10/17 (a)	100,950
100,000	Cosan Overseas (Cayman Islands) 8.250%, 11/29/49	101,000
245,000	Dana Holding Senior Unsecured Notes 5.500%, 12/15/24	252,963

See accompanying Notes to Financial Statements.

28

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ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Staples (continued)
$ 1,121,392	ENA Norte Trust (Panama) 4.950%, 04/25/23	$1,169,052
125,000	Glencore Funding 3.125%, 04/29/19 (a)	127,600
255,000	HCA 5.375%, 02/01/25	269,025
400,000	JBS Investments GmbH (Austria) 7.250%, 04/03/24	418,200
113,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	151,376
270,000	Kindred Escrow II Senior Secured Notes 8.000%, 01/15/20 (a)	292,626
325,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	335,144
	Laboratory Corp of America Holdings Senior Unsecured Notes
240,000	2.500%,11/01/18	244,203
220,000	4.700%, 02/01/45	219,706
200,000	Maestro Peru SA (Peru) 6.750%, 09/26/19	214,500
	Marfrig Holding Europe BV (Netherlands)
200,000	8.375%, 05/09/18	195,460
800,000	6.875%, 06/24/19	714,000
200,000	6.875%, 06/24/19 (a)	179,000
	Minerva Luxembourg SA (Luxembourg)
400,000	7.750%, 01/31/23	400,000
600,000	8.750%, 12/29/49 (b)	586,500
300,000	8.750%, 12/29/49 (a) (b)	293,250
205,000	Mylan 2.600%, 06/24/18	208,501
230,000	PepsiCo Senior Unsecured Notes 1.850%, 04/30/20	228,901
490,000	Post Holdings 7.375%, 02/15/22	510,727
615,000	Revlon Consumer Products 5.750%, 02/15/21	618,075
195,000	Rite Aid 6.125%, 04/01/23 (a)	203,044
520,000	Scientific Games International Senior Secured Notes 7.000%, 01/01/22 (a)	544,700
485,000	Service Corp International Senior Unsecured Notes 5.375%, 01/15/22	516,525
405,000	Spectrum Brands 6.750%, 03/15/20	427,275
415,000	Tyson Foods 3.950%, 08/15/24	433,745

		13,925,918

Par Value		Market Value

	Energy – 3.42%
$ 240,000	BP Capital Markets (United Kingdom) 3.062%, 03/17/22	$244,903
235,000	Chevron Senior Unsecured Notes 1.365%, 03/02/18	236,217
1,400,000	CNOOC Finance 2015 Australia Property (Australia) 2.625%, 05/05/20	1,397,001
135,000	ConocoPhillips 6.500%, 02/01/39	178,707
600,000	Delek & Avner Tamar Bond (Israel) Senior Unsecured Notes 4.435%, 12/30/20 (a)	609,000
140,000	5.412%, 12/30/25 (a)	143,675
170,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	194,979
175,000	Ecolab Senior Unsecured Notes 3.000%, 12/08/16	180,339
400,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 4.125%, 01/16/25	385,880
300,000	7.375%, 09/18/43	338,007
1,150,000	5.875%, 05/28/45	1,108,313
330,000	Energy XXI Gulf Coast 9.250%, 12/15/17	247,500
65,000	7.500%, 12/15/21	27,219
179,000	Senior Secured Notes 11.000%, 03/15/20 (a)	172,735
115,000	EPL Oil & Gas 8.250%, 02/15/18	90,850
400,000	Inkia Energy (Bermuda) Senior Unsecured Notes 8.375%, 04/04/21	434,000
200,000	8.375%, 04/04/21 (a)	217,000
195,000	Kinder Morgan Energy Partners, MTN Senior Unsecured Notes 6.950%, 01/15/38	223,944
595,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22 (a)	560,788
750,000	Pacific Rubiales Energy (Canada) 5.125%, 03/28/23	534,375
500,000	5.625%, 01/19/25 (a)	351,250
300,000	5.625%, 01/19/25	210,750
400,000	Petroleos Mexicanos (Mexico) 4.500%, 01/23/26 (a)	407,000
425,000	5.625%, 01/23/46 (a)	426,955
70,000	Phillips 66 5.875%, 05/01/42	83,011
500,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	504,375
180,000	Sanchez Energy 6.125%, 01/15/23	177,300

See accompanying Notes to Financial Statements.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Energy (continued)
$ 370,000	Seven Generations Energy (Canada) Senior Unsecured Notes 8.250%, 05/15/20 (a)	$398,675
350,000	Southern Star Central Senior Unsecured Notes 5.125%, 07/15/22 (a)	365,750
695,000	Tesoro Logistics Senior Unsecured Notes 6.250%, 10/15/22 (a)	741,044
140,000	TransCanada PipeLines (Canada) Senior Unsecured Notes 4.625%, 03/01/34	148,774
200,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	212,500
415,000	Triangle USA Petroleum Senior Unsecured Notes 6.750%, 07/15/22 (a)	356,900
610,000	Ultra Petroleum (Canada) Senior Unsecured Notes 5.750%, 12/15/18 (a)	576,450

		12,486,166

	Financials – 8.63%
400,000	Agromercantil Senior Trust (Cayman Islands) 6.250%, 04/10/19 (a)	412,000
900,000	6.250%, 04/10/19	927,000
225,000	Air Lease Senior Unsecured Notes 3.750%, 02/01/22	228,095
230,000	Ally Financial Senior Unsecured Notes 4.125%, 03/30/20	231,725
145,000	American Express Credit Senior Unsecured Notes 2.125%, 03/18/19	146,286
300,000	American Express Credit, GMTN Senior Unsecured Notes 2.250%, 08/15/19	304,030
175,000	Argos Merger Sub Senior Unsecured Notes 7.125%, 03/15/23 (a)	184,188
400,000	Australia & New Zealand Banking Group, EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	453,332
300,000	Banco Continental SAECA (Paraguay) Senior Unsecured Notes 8.875%, 10/15/17	314,625
600,000	Banco de Costa Rica (Cost Rica) 5.250%, 08/12/18	616,500
500,000	Banco do Brasil SA/Cayman Islands (Brazil) 9.000%, 06/29/49 (a) (b)	465,000

Par Value		Market Value

	Financials (continued)
$ 700,000	Banco GNB Sudameris SA (Colombia) Subordinated Notes 7.500%, 07/30/22	$752,850
800,000	Banco Inbursa SA Institucion de Banca Multiple (Mexico) Senior Unsecured Notes 4.125%, 06/06/24	798,000
300,000	Banco Internacional del Peru SAA (Peru) 8.500%, 04/23/70 (b)	344,274
700,000	Banco Latinoamericano de Comercio Exterior SA (Panama) Senior Unsecured Notes 3.250%, 05/07/20 (a)	697,571
600,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 4.875%, 11/01/18	610,500
150,000	Banco Regional SAECA (Paraguay) Senior Unsecured Notes 8.125%, 01/24/19 (a)	162,000
950,000	8.125%, 01/24/19	1,026,000
700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Subordinated Notes 5.950%, 01/30/24 (b)	744,625
330,000	Bank of America Senior Unsecured Notes 2.000%, 01/11/18	332,470
	Bank of Montreal, MTN (Canada) Senior Unsecured Notes
170,000	1.400%, 09/11/17	170,877
275,000	2.375%, 01/25/19	280,579
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	158,625
225,000	BB&T Senior Unsecured Notes 2.450%, 01/15/20	227,736
600,000	BBVA Banco Continental SA (Peru) Subordinated Notes 5.250%, 09/22/29 (b)	621,000
	BBVA Bancomer SA (Mexico) Subordinated Notes
1,100,000	5.350%, 11/12/29 (b)	1,100,110
300,000	5.350%, 11/12/29 (a) (b)	300,030
850,000	BBVA Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25 (a)	859,563
205,000	Boston Properties, REIT Senior Unsecured Notes 4.125%, 05/15/21	222,102

See accompanying Notes to Financial Statements.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 200,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23	$217,000
	CIMPOR Financial Operations BV (Netherlands)
200,000	5.750%, 07/17/24	181,500
200,000	5.750%, 07/17/24 (a)	181,500
330,000	Citigroup Senior Unsecured Notes 1.750%, 05/01/18	329,541
300,000	Comcel Trust (Cayman Islands) 6.875%, 02/06/24 (a)	322,500
400,000	6.875%, 02/06/24	430,000
	CorpGroup Banking SA (Chile) Senior Unsecured Notes
500,000	6.750%, 03/15/23	498,531
250,000	6.750%, 03/15/23 (a)	249,265
	Credito Real SAB de CV (Mexico) Senior Unsecured Notes
200,000	7.500%, 03/13/19 (a)	210,500
200,000	7.500%, 03/13/19	211,500
210,000	ERP Operating, REIT Senior Unsecured Notes 4.500%, 07/01/44	220,505
440,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	455,803
285,000	General Motors Financial 2.400%, 04/10/18	285,576
500,000	Global Bank (Panama) 4.750%, 10/05/17	518,750
700,000	Senior Unsecured Notes 5.125%, 10/30/19 (a)	724,500
215,000	Goldman Sachs Group Senior Unsecured Notes 2.600%, 04/23/20	216,220
600,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	603,000
500,000	GrupoSura Finance SA (Cayman Islands) 5.700%, 05/18/21	548,125
1,250,000	Guanay Finance (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,323,438
725,000	Icahn Enterprises 4.875%, 03/15/19	740,515
700,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	693,350
460,000	JPMorgan Chase Senior Unsecured Notes 1.700%, 03/01/18	461,990
	Korea Development Bank (South Korea) Senior Unsecured Notes
160,000	4.375%, 08/10/15	161,569
100,000	3.250%, 03/09/16	101,927

Par Value		Market Value

	Financials (continued)
$ 279,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	$345,290
700,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	570,500
420,000	MetLife Senior Unsecured Notes 4.125%, 08/13/42	424,598
	Morgan Stanley Senior Unsecured Notes
225,000	2.650%, 01/27/20	227,888
210,000	3.750%, 02/25/23	217,833
150,000	MUFG Americas Holdings Senior Unsecured Notes 1.625%, 02/09/18	150,184
	National Rural Utilities Cooperative Finance
230,000	10.375%, 11/01/18	297,328
215,000	2.000%, 01/27/20	215,084
800,000	Oversea-Chinese Banking, EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (b)	831,812
210,000	PNC Funding 3.300%, 03/08/22	219,175
250,000	Rio Oil Finance Trust Senior Secured Notes 6.250%, 07/06/24	248,198
	Simon Property Group, REIT Senior Unsecured Notes
175,000	5.650%, 02/01/20	202,529
25,000	4.125%, 12/01/21	27,376
700,000	SUAM Finance BV (Netherlands) 4.875%, 04/17/24	736,050
235,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	239,639
400,000	Tanner Servicios Financieros SA (Chile) Senior Unsecured Notes 4.375%, 03/13/18	400,309
210,000	TIAA Asset Management Finance Senior Unsecured Notes 2.950%, 11/01/19 (a)	214,788
	Unifin Financiera SA de CV (Mexico)
200,000	6.250%, 07/22/19 (a)	194,250
700,000	6.250%, 07/22/19	679,875
1,000,000	United Overseas Bank, EMTN (Singapore) Subordinated Notes 3.750%, 09/19/24 (b)	1,035,810
	Wells Fargo, GMTN Senior Unsecured Notes
80,000	4.600%, 04/01/21	89,397
350,000	3.500%, 03/08/22	367,257

		31,513,968

See accompanying Notes to Financial Statements.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare – 1.18%
	Actavis Funding SCS (Luxembourg)
$ 220,000	2.350%, 03/12/18	$222,746
220,000	4.750%, 03/15/45	222,680
625,000	Alere 6.500%, 06/15/20	654,688
240,000	Amgen Senior Unsecured Notes 2.700%, 05/01/22	238,402
515,000	Biomet 6.500%, 08/01/20	546,544
285,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	287,486
445,000	HCA Senior Secured Notes 4.250%, 10/15/19	465,581
625,000	LifePoint Hospitals 5.500%, 12/01/21	658,500
550,000	Select Medical 6.375%, 06/01/21	548,625
235,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	239,084
235,000	Zimmer Holdings Senior Unsecured Notes 1.450%, 04/01/17	235,985

		4,320,321

	Industrials – 4.73%
400,000	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23 (c)	419,924
	Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes
200,000	9.750%, 11/13/19 (d)	198,280
200,000	9.750%, 11/13/19 (a) (d)	198,280
190,000	Air Medical Merger Sub Senior Unsecured Notes 6.375%, 05/15/23 (a)	185,013
	Avianca Holdings SA (Panama)
400,000	8.375%, 05/10/20 (a)	401,600
800,000	8.375%, 05/10/20	803,200
525,000	Avis Budget Car Rental 5.500%, 04/01/23	537,962
710,000	Berry Plastics Secured Notes 5.500%, 05/15/22	738,400
160,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	234,515
210,000	Burlington Northern Santa Fe Senior Unsecured Notes 4.550%, 09/01/44	221,557

Par Value		Market Value

	Industrials (continued)
	Cemex SAB de CV (Mexico) Senior Secured Notes
$ 400,000	5.700%, 01/11/25 (a)	$401,880
400,000	5.700%, 01/11/25	401,880
230,000	Delphi 4.150%, 03/15/24	244,098
	ESAL GmbH (Austria)
600,000	6.250%, 02/05/23 (a)	600,000
200,000	6.250%, 02/05/23 (a)	198,940
225,000	FedEx 4.100%, 02/01/45	216,448
755,000	Gates Global 6.000%, 07/15/22 (a)	707,813
400,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22 (a)	307,626
200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	217,500
250,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	260,625
675,000	HD Supply 7.500%, 07/15/20	727,313
615,000	Hexion US Finance Senior Secured Notes 6.625%, 04/15/20	578,100
	Illinois Tool Works Senior Unsecured Notes
132,000	3.375%, 09/15/21	139,816
20,000	3.500%, 03/01/24	21,067
535,000	Louisiana-Pacific 7.500%, 06/01/20	572,450
200,000	Manitowoc 8.500%, 11/01/20	215,000
60,000	Masonite International (Canada) 5.625%, 03/15/23 (a)	63,000
530,000	Milacron 7.750%, 02/15/21 (a)	553,850
	OAS Financial (British Virgin Islands)
400,000	8.875%, 04/29/49 (a) (e)	76,500
600,000	8.875%, 04/29/49 (e)	114,750
400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	358,500
	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	164,500
400,000	7.375%, 01/31/20	329,000
725,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	746,750
675,000	Reynolds Group Issuer 8.250%, 02/15/21	721,406
	Southern Copper Senior Unsecured Notes
100,000	3.875%, 04/23/25	99,766
200,000	7.500%, 07/27/35	231,700

See accompanying Notes to Financial Statements.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials (continued)
$ 105,000	Southwest Airlines Senior Unsecured Notes 5.125%, 03/01/17	$112,185
490,000	Terex 6.000%, 05/15/21	497,963
340,000	Thermo Fisher Scientific Senior Unsecured Notes 3.300%, 02/15/22	346,297
725,000	TransDigm 6.000%, 07/15/22	735,875
	Union Andina de Cementos SAA (Peru) Senior Unsecured Notes
900,000	5.875%, 10/30/21	924,750
350,000	5.875%, 10/30/21 (a)	359,625
665,000	United Rentals North America 7.625%, 04/15/22	736,488
	Waste Management
200,000	3.125%, 03/01/25	180,138
180,000	4.100%, 03/01/45	175,065

		17,277,395

	Information Technology – 1.02%
505,000	Activision Blizzard 5.625%, 09/15/21 (a)	540,981
540,000	Audatex North America 6.000%, 06/15/21 (a)	559,742
685,000	CDW 6.000%, 08/15/22	740,656
570,000	Infor US Senior Unsecured Notes 6.500%, 05/15/22 (a)	587,100
430,000	International Business Machines Senior Unsecured Notes 1.125%, 02/06/18	429,964
420,000	Oracle Senior Unsecured Notes 2.375%, 01/15/19	430,697
200,000	Tencent Holdings (Cayman Islands) Senior Unsecured Notes 3.800%, 02/11/25 (a)	201,038
225,000	Xerox Senior Unsecured Notes 2.950%, 03/15/17	231,481

		3,721,659

	Materials – 2.74%
510,000	Ashland 4.750%, 08/15/22	525,300
500,000	Braskem America Finance 7.125%, 07/22/41	483,750
1,100,000	Cia Minera Ares SAC (Peru) 7.750%, 01/23/21	1,120,295
210,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	211,778

Par Value		Market Value

	Materials (continued)
$ 300,000	Freeport-McMoRan 3.875%, 03/15/23	$282,828
850,000	5.450%, 03/15/43	745,771
430,000	Georgia-Pacific Senior Unsecured Notes 3.600%, 03/01/25 (a)	435,374
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	612,000
500,000	Mexichem SAB De CV (Mexico) 5.875%, 09/17/44	497,500
175,000	Platform Specialty Products Senior Unsecured Notes 6.500%, 02/01/22 (a)	183,750
725,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	728,625
	Southern Copper Senior Unsecured Notes
1,000,000	6.750%, 04/16/40	1,090,005
280,000	5.250%, 11/08/42	258,810
525,000	Steel Dynamics 5.125%, 10/01/21 (a)	539,438
	Vedanta Resources (United Kingdom) Senior Unsecured Notes
800,000	7.125%, 05/31/23 (a)	740,000
400,000	7.125%, 05/31/23	370,000
750,000	Volcan Cia Minera SAA (Peru) 5.375%, 02/02/22	738,000
435,000	WCI Communities 6.875%, 08/15/21	450,225

		10,013,449

	Telecommunications – 3.82%
105,000	21st Century Fox America 4.750%, 09/15/44	112,984
445,000	Alibaba Group Holding (Cayman Islands) 3.600%, 11/28/24 (a)	444,081
205,000	Amazon.com Senior Unsecured Notes 3.800%, 12/05/24	213,755
100,000	AT&T Senior Unsecured Notes 3.400%, 05/15/25	99,280
700,000	B Communications (Israel) Senior Secured Notes 7.375%, 02/15/21 (a)	751,240
376,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	420,034
565,000	CCO Holdings 5.250%, 09/30/22	566,695
130,000	5.125%, 05/01/23 (a)	129,025
280,000	Cequel Communications Holdings I Senior Unsecured Notes 6.375%, 09/15/20 (a)	296,450

See accompanying Notes to Financial Statements.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunications (continued)
$ 210,000	Comcast 4.200%, 08/15/34	$218,096
565,000	CommScope 5.000%, 06/15/21 (a)	567,825
300,000	Digicel Group (Bermuda) Senior Unsecured Notes 7.125%, 04/01/22 (a)	284,813
1,200,000	7.125%, 04/01/22	1,139,250
125,000	DIRECTV Holdings 3.950%, 01/15/25	127,412
700,000	ENTEL Chile SA (Chile) Senior Unsecured Notes 4.750%, 08/01/26	737,291
300,000	4.750%, 08/01/26 (a)	315,982
365,000	Frontier Communications Senior Unsecured Notes 8.500%, 04/15/20	406,063
705,000	Gannett 4.875%, 09/15/21 (a)	726,150
200,000	Globo Comunicacao e Participacoes SA (Brazil) Senior Unsecured Notes 5.307%, 05/11/22 (d)	209,000
590,000	Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/23	557,550
730,000	Level 3 Communications Senior Unsecured Notes 5.750%, 12/01/22	746,425
230,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	235,615
670,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	704,170
40,000	SBA Telecommunications 5.750%, 07/15/20	42,100
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21 (a)	211,500
1,000,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	1,046,250
500,000	Telefonica Chile SA (Chile) Senior Unsecured Notes 3.875%, 10/12/22	509,105
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	536,250
435,000	Verizon Communications Senior Unsecured Notes 4.400%, 11/01/34	428,396
1,100,000	VTR Finance BV (Netherlands) Senior Secured Notes 6.875%, 01/15/24	1,140,920

		13,923,707

Par Value		Market Value

	Utilities – 1.87%
$ 600,000	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	$679,680
900,000	AES Andres Dominicana (Cayman Island) Senior Secured Notes 9.500%, 11/12/20	940,950
300,000	AES El Salvador Trust II (Panama) 6.750%, 03/28/23	273,780
200,000	Duke Energy Progress 4.150%, 12/01/44	212,689
700,000	Empresa Electrica Guacolda SA (Chile) Senior Unsecured Notes 4.560%, 04/30/25 (a) (c)	697,543
297,821	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	315,690
200,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29	209,457
200,000	4.634%, 07/31/29 (a)	209,457
1,500,000	Israel Electric (Israel) Senior Secured Notes 5.000%, 11/12/24 (a)	1,599,375
400,000	Mexico Generadora de Energia S de rl (Mexico) Senior Secured Notes 5.500%, 12/06/32	407,800
245,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	323,278
270,528	Nakilat (Marshall Islands) Secured Notes 6.267%,12/31/33	317,194
300,000	Senior Secured Notes 6.067%, 12/31/33	354,375
125,000	Southern Senior Unsecured Notes 1.950%, 09/01/16	126,892
25,000	2.450%, 09/01/18	25,719
125,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	126,066

		6,819,945

	Total Corporate Notes and Bonds (Cost $122,915,220)	122,588,689

COLLATERALIZED MORTGAGE AND ASSET-BACKED SECURITIES – 18.01%
3,306,651	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/25/37	3,385,932

See accompanying Notes to Financial Statements.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (b)	$1,102,618
600,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.482%, 01/15/49 (b)	630,042
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 6.011%, 02/10/51 (b)	379,736
657,763	Banc of America Funding Series 2006-B, Class 7A1 5.669%, 03/20/36 (b)	600,556
741,090	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	618,296
355,580	Banc of America Funding Series 2012-R4, Class A 0.434%, 03/04/39 (a) (b)	351,008
298,277	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	301,009
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45 (b)	465,320
403,500	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.025%, 12/15/27 (a) (b)	405,388
1,952,828	CHL Mortgage Pass-Through Trust Series 2007-14, Class A15 6.500%, 09/25/37	1,947,673
128,330	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	128,713
450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.900%, 12/10/49 (b)	480,407
964,055	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.361%, 09/10/45 (a) (b)	92,442
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	356,158
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 3.008%, 01/12/30 (a) (b)	355,038
4,946,282	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.252%, 10/10/47 (b)	391,657
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.430%, 02/10/48 (a) (b)	404,176
2,542,681	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 2.600%, 03/25/36 (b)	2,435,665

Par Value		Market Value

$ 340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	$355,032
300,000	COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class AFJX 5.568%, 04/15/47 (b)	307,122
105,713	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.204%, 07/10/46 (a) (b)	2,476
1,935,553	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.321%, 10/15/45 (b)	206,611
7,841,642	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 1.164%, 08/10/46 (b)	400,516
3,723,984	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class XA 1.469%, 08/10/47 (b)	289,705
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.658%, 11/10/47 (b)	314,802
350,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class E 2.527%, 06/11/27 (a) (b)	350,030
300,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F 3.677%, 06/11/27 (a) (b)	299,672
350,000	Commercial Mortgage Trust Series 2006-GG7, Class AJ 6.014%, 07/10/38 (b)	357,982
300,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.254%, 12/10/49 (b)	318,030
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.850%, 02/10/34 (a) (b)	513,656
1,587,303	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,471,259
531,765	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	276,377
94,240	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	85,786
362,545	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.674%, 09/25/37 (b)	240,421
346,170	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.329%, 09/25/37 (b) (e)	100,161

See accompanying Notes to Financial Statements.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 740,917	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.312%, 12/20/35 (b)	$664,245
669,113	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	631,019
150,156	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	137,995
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/15/39	289,191
59,333	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/15/30 (a) (b)	61,171
2,135,094	Credit Suisse First Boston Mortgage Securities Series 2005-9, Class 5A9 5.500%, 10/25/35	1,909,114
1,067,518	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	958,545
8,826	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (a)	8,853
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	263,919
4,482,424	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/25/43 (a) (b)	4,457,981
150,000	Del Coronado Trust Series 2013-HDC, Class D 2.125%, 03/15/26 (a) (b)	150,125
150,000	Del Coronado Trust Series 2013-HDC, Class E 2.825%, 03/15/26 (a) (b)	150,169
4,047,296	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/25/35	3,788,617
2,188,354	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/25/36	2,096,334
350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.708%, 04/10/38 (b)	357,842
396,600	GS Mortgage Securities Trust Series 2006-GG8, Class AJ 5.622%, 11/10/39	405,356

Par Value		Market Value

$ 391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.662%, 11/10/47 (b)	$407,474
774,492	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 2.780%, 01/25/36 (b)	709,302
62,700	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	60,353
1,628,850	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.718%, 05/15/45 (b)	8,900
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/15/47	363,326
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.885%, 02/12/49 (b)	370,057
387,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.277%, 02/12/51 (b)	406,524
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.208%, 02/15/51 (b)	272,127
1,127,754	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.643%, 07/15/46 (a) (b)	44,724
2,350,306	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.267%, 10/15/45 (b)	228,528
799,339	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.928%, 06/15/45 (b)	59,532
5,922,679	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.312%, 02/15/47 (b)	379,339
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.816%, 08/15/47 (b)	320,185
3,734,275	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.279%, 08/15/47 (b)	286,305
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.609%, 09/15/47 (b)	347,085

See accompanying Notes to Financial Statements.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a)	$312,607
4,465,567	JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.538%, 02/15/48 (b)	399,905
8,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.211%, 10/15/48 (b)	627,516
450,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.598%, 11/15/47 (b)	472,202
6,540,154	JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.166%, 11/15/47 (b)	449,515
5,309,749	JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.331%, 01/15/48 (b)	396,184
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 6.110%, 07/15/44 (a) (b)	272,160
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	362,777
300,000	Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM 5.107%, 07/12/38 (b)	301,163
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	353,803
300,000	ML-CFC Commercial Mortgage Trust Series 2006-1, Class AJ 5.749%, 02/12/39 (b)	306,721
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	263,841
948,534	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 2.017%, 08/15/45 (a) (b)	74,930
410,200	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.995%, 02/15/47 (a) (b)	412,412
5,973,115	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.458%, 02/15/47 (b)	402,083
300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.489%, 10/15/47	309,656

Par Value		Market Value

$ 413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/15/47	$408,335
493,800	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class D 3.071%, 02/15/48 (a)	411,428
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.679%, 03/12/44 (b)	306,165
375,100	Morgan Stanley Capital I Trust Series 2007-1Q16, Class AMA 6.284%, 12/12/49 (b)	407,158
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	313,077
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	265,943
1,406,638	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 1.061%, 09/15/47 (a) (b)	18,713
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.560%, 07/13/29 (a) (b)	253,394
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.693%, 08/11/29 (a) (b)	360,249
1,087,766	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.496%, 07/25/35 (b)	1,012,566
294,749	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	222,863
5,297,101	RALI Series 2006-QS7, Class A2 6.000%, 06/25/36	4,610,406
232,312	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	145,011
543,668	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	388,385
2,497,635	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (b)	2,288,053
384,080	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.412%, 02/25/36 (b)	339,619
1,910,107	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.283%, 08/10/49 (a) (b)	202,189

See accompanying Notes to Financial Statements.

37

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/15/49 (a)	$537,753
393,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/15/43 (b)	403,008
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.377%, 12/15/43 (a) (b)	338,553
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 6.150%, 02/15/51 (b)	315,947
2,599,518	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	2,648,943
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/15/48 (a)	409,900
4,500,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.215%, 05/15/48 (b)	372,470
512,000	Wells Fargo Commerical Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/15/47	534,674
449,292	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	467,175
468,086	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	474,270
962,160	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.352%, 08/15/45 (a) (b)	94,135
1,426,711	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.359%, 11/15/45 (a) (b)	152,199

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $63,810,907)	65,735,765

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.09%

	Fannie Mae – 9.18%
4,737,354	3.000%, 10/01/34 Pool # AS3456	4,891,726
4,908,219	3.000%, 01/01/35 Pool # AS4281	5,068,462
3,992,666	3.000%, 03/01/45 Pool # AS4645	4,070,679

Par Value		Market Value

	Fannie Mae (continued)
$ 420,661	4.000%, 06/01/42 Pool # AB5459	$441,048
748,791	3.500%, 12/01/31 Pool # MA0919	793,912
664,304	3.500%, 01/01/32 Pool # MA0949	704,403
290,303	4.500%, 03/01/42 Pool # MA1050	308,260
1,713,513	3.000%, 06/01/33 Pool # MA1459	1,769,570
305,771	4.000%, 09/01/31 Pool # MA3894	330,128
273,897	6.449%, 10/25/36 (b) (e) Series 2007-57, Class SX, REMIC	43,903
555,014	5.629%, 09/25/36 (b) (e) Series 2009-86, Class CI, REMIC	65,814
313,779	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	338,805
463,617	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	509,593
472,413	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	489,973
25,458	8.942%, 09/25/41 (b) Series 2011-88, Class SB, REMIC	26,033
1,094,486	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,089,001
1,117,028	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,123,134
1,696,544	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,785,922
145,344	1.500%, 02/25/43 Series 2013-6, Class ZH, REMIC	136,418
5,098,070	3.000%, 02/25/43 Series 2013-8, Class Z, REMIC	4,880,502
5,075,470	3.000%, 11/25/44 Series 2014-73, Class CZ, REMIC	4,647,352

		33,514,638

	Freddie Mac – 7.00%
6,966,541	3.500%, 02/01/45 Gold Pool # Q31596	7,300,072
1,639,483	3.000%, 01/01/33 Gold Pool # C91594	1,690,069
45,816	5.000%, 07/01/35 Gold Pool # G01840	51,380
14,460	5.500%, 12/01/38 Gold Pool # G06172	16,307

See accompanying Notes to Financial Statements.

38

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Freddie Mac (continued)
$ 290,623	4.000%, 10/01/41 Gold Pool # T60392	$304,255
1,071,807	3.500%, 10/01/42 Gold Pool # T65110	1,106,025
627,602	5.000%, 12/15/34 Series 2909, Class Z, REMIC	700,044
172,269	5.926%, 04/15/37 (b) (e) Series 3301, Class MS, REMIC	22,598
100,209	5.826%, 11/15/37 (b) (e) Series 3382, Class SB, REMIC	11,873
110,976	6.216%, 11/15/37 (b) (e) Series 3384, Class S, REMIC	13,595
321,492	5.346%, 01/15/39 (b) (e) Series 3500, Class SA, REMIC	30,553
311,813	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	343,372
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,605,401
118,497	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	124,608
87,877	4.000%, 06/15/41 Series 3872, Class BA, REMIC	92,196
232,309	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	249,524
414,152	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	445,407
14,901	9.202%, 09/15/41 (b) Series 3924, Class US, REMIC	16,170
563,416	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	556,848
515,783	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	556,395
2,793,563	9.511%, 01/15/41 (b) Series 3792, Class SE, REMIC	2,873,088
4,331,663	3.000%, 06/15/40 Series 4323, Class GA, REMIC	4,506,006
3,098,976	3.000%, 03/15/44 Series 4316, Class BZ, REMIC	2,939,056

		25,554,842

	Ginnie Mae – 1.16%
40,740	31.356%, 03/20/34 (b) Series 2004-35, Class SA	71,328
539,872	7.457%, 08/20/38 (b) (e) Series 2008-69, Class SB	111,738
646,215	4.500%, 05/16/39 Series 2009-32, Class ZE	714,207
652,206	4.500%, 05/20/39 Series 2009-35, Class DZ	709,828
642,514	4.500%, 09/20/39 Series 2009-75, Class GZ	695,597
318,229	5.889%, 03/20/39 (b) (e) Series 2010-98, Class IA	23,628
1,388,342	5.277%, 06/20/41 (b) (e) Series 2011-89, Class SA	205,477
5,860,337	6.070%, 10/20/44 (b) (e) Series 2014-156, Class PS	839,125

Par Value		Market Value

	Ginnie Mae (continued)
$ 5,041,993	5.970%, 07/20/43 (b) (e) Series 2014-5, Class PS	$864,867

		4,235,795

	U.S. Treasury Bonds – 2.83%
4,650,000	0.250%, 09/30/15	4,653,269
3,150,000	2.750%, 11/15/42	3,148,277
2,160,000	3.625%, 02/15/44	2,543,737

		10,345,283

	U.S. Treasury Notes – 10.92%
3,500,000	0.250%, 05/31/15	3,500,546
6,960,000	0.250%, 07/31/15	6,964,079
3,630,000	1.750%, 10/31/20	3,666,017
5,600,000	2.375%, 12/31/20	5,835,810
6,290,000	2.250%, 03/31/21	6,502,288
5,800,000	2.000%, 08/31/21	5,896,060
3,060,000	1.750%, 02/28/22	3,052,350
1,790,000	2.750%, 11/15/23	1,904,812
1,920,000	4.500%, 02/15/36	2,541,450

		39,863,412

	Total U.S. Government and Agency Obligations (Cost $113,018,313)	113,513,970

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 5.68%
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class D1 3.753%, 07/15/26 (a) (b)	239,460
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class E1 5.253%, 07/15/26 (a) (b)	222,859
500,000	Apidos CDO V (Cayman Islands) Seires 2007-5A, Class B 0.953%, 04/15/21 (a) (b)	481,622
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 3.057%, 01/19/25 (a) (b)	491,650
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 3.925%, 07/22/26 (a) (b)	244,796
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 5.475%, 07/22/26 (a) (b)	232,780
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class B 3.416%, 01/16/27 (a) (b)	502,013
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 3.916%, 01/16/27 (a) (b)	490,413
250,000	ARES CLO (Cayman Islands) Series 2012-2A, Class D 4.952%, 10/12/23 (a) (b)	247,284

See accompanying Notes to Financial Statements.

39

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 4.003%, 04/15/25 (a) (b)	$485,556
250,000	Babson CLO (Cayman Islands) Series 2014-3A, Class E2 6.791%, 01/15/26 (a) (b)	251,055
250,000	Babson CLO (Cayman Islands) Series 2015-IA, Class D1 3.725%, 04/20/27 (a) (b)	242,531
250,000	Ballyrock CLO (Cayman Islands) Series 2014-1A. Class C 3.981%, 10/20/26 (a) (b)	243,826
868,382	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (d)	873,440
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2 3.403%, 07/15/26 (a) (b)	250,799
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class D2 4.453%, 07/15/26 (a) (b)	250,660
250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 5.757%, 07/20/23 (a) (b)	247,409
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D 3.324%, 04/17/25 (a) (b)	233,127
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class E 4.653%, 04/17/25 (a) (b)	219,036
500,000	Canyon Capital CLO (Cayman Islands) Series 2014-1A, Class B 2.905%, 04/30/25 (a) (b)	491,864
500,000	Carlyle Global Market Strategies (Cayman Islands) Series 2014-7A, Class C 3.257%, 04/17/25 (a) (b)	501,051
250,000	Catamaran CLO (Cayman Islands) Series 2015-1A, Class C1 3.375%, 04/22/27 (a) (b)	247,600
500,000	Cent CDO 10 (Cayman Islands) Series 2005-10A, Class D 2.021%, 12/15/17 (a) (b)	493,778
500,000	ColumbusNova CLO (Cayman Islands) Series 2006-2A, Class D 1.756%, 04/04/18 (a) (b)	498,908
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (d)	95,697
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 3.979%, 11/15/23 (b) (c)	750,000

Par Value		Market Value

$ 250,000	Eaton Vance CDO VIII (Cayman Islands) Series 2006-8A, Class B 0.907%, 08/15/22 (a) (b)	$240,834
250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 3.003%, 07/15/25 (a) (b)	247,707
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class B 3.125%, 07/17/26 (a) (b)	248,948
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class C 3.575%, 07/17/26 (a) (b)	239,442
500,000	Galaxy XVIII CLO (Cayman Islands) Series 2014-18A, Class D1 3.963%, 10/15/26 (a) (b)	490,800
250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.457%, 04/17/22 (a) (b)	250,836
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	163,423
250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 2.955%, 08/01/25 (a) (b)	240,367
500,000	ING Investment Management CLO II (Cayman Islands) Series 2006-2X, Class D 1.855%, 08/01/20 (b)	479,417
500,000	LCM VI (Cayman Islands) Series 6A, Class C 1.062%, 05/28/19 (a) (b)	486,750
250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.207%, 04/19/22 (a) (b)	249,984
250,000	LCM XIV (Cayman Islands) Series 14A, Class D 3.753%, 07/15/25 (a) (b)	244,656
500,000	LCM XV (Cayman Islands) Series 15A, Class C 3.362%, 08/25/24 (a) (b)	501,018
350,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class D 1.695%, 03/22/21 (a) (b)	338,413
500,000	Madison Park Funding XIV (Cayman Islands) Series 2014-14A, Class D 3.857%, 07/20/26 (a) (b)	488,200
500,000	Madison Park Funding XV (Cayman Islands) Series 2014-15A, Class C 3.914%, 01/27/26 (a) (b)	493,690
500,000	Madison Park Funding XVI (Cayman Islands) Series 2015-16A, Class B 3.263%, 04/20/26 (a) (b)	501,030

See accompanying Notes to Financial Statements.

40

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

$ 500,000	Magnetite IX (Cayman Islands) Series 2014-9A, Class B 3.256%, 07/25/26 (a) (b)	$499,100
500,000	Magnetite XI (Cayman Islands) Series 2014-11A, Class C 3.843%, 01/18/27 (a) (b)	487,574
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class B 3.203%, 01/15/25 (a) (b)	247,917
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class C 3.753%, 01/15/25 (a) (b)	239,763
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class D 3.607%, 07/17/25 (a) (b)	239,445
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class E 4.757%, 07/17/25 (a) (b)	221,482
250,000	Octagon Investment Partners XXI (Cayman Islands) Series 2014-1A, Class C 3.903%, 11/14/26 (a) (b)	243,920
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class C2 3.791%, 11/22/25 (a) (b)	252,845
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class D2 4.871%, 11/22/25 (a) (b)	251,110
132,653	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.344%, 09/25/36 (b)	129,660
500,000	Symphony CLO XI (Cayman Islands) Series 2013-11A, Class C 3.407%, 01/17/25 (a) (b)	500,990
750,000	Symphony CLO XIV (Cayman Islands) Series 2014-14A, Class D2 3.870%, 07/14/26 (a) (b)	734,987
750,000	Venture XV CLO (Cayman Islands) Series 2013-15A, Class C 3.353%, 07/15/25 (a) (b)	748,089
250,000	WhiteHorse III (Cayman Islands) Series 2006-1A, Class B1L 2.105%, 05/01/18 (a) (b)	250,000
250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 3.657%, 04/20/25 (a) (b)	239,487

	Total Other Mortgage and Asset-Backed Securities (Cost $20,658,179)	20,721,098

Par Value		Market Value

MUNICIPAL BONDS – 3.17%

	California – 0.42%
$ 580,000	East Bay Municipal Utility District Water System RB, Series A 5.000%, 06/01/31	$691,865
390,000	State of California, GO 5.000%, 10/01/32	450,731
340,000	State of California, GO 5.000%, 05/01/31	392,938

		1,535,534

	Georgia – 0.31%
930,000	Gwinnett County School District, GO 5.000%, 02/01/31	1,120,194

	Louisiana – 0.14%
420,000	State of Louisiana,GO Series D-1 5.000%, 12/01/27	501,388

	Maryland – 0.23%
680,000	Montgomery County, GO Series B 5.000%, 11/01/26	836,366

	Nevada – 0.27%
800,000	State of Nevada, GO Series B 5.000%, 11/01/26	977,400

	New York – 0.14%
430,000	New York State Dormitory Authority, RB Series E 5.000%, 02/15/32	497,261

	Oregon – 0.25%
770,000	State of Oregon Department of Transportation, RB Series A 5.000%, 11/15/29	915,761

	Texas – 0.68%
980,000	State of Texas, GO Transportation Commission, Series A 5.000%, 10/01/28	1,170,590
740,000	University of Texas System, RB Series B 5.000%, 08/15/27	890,953
370,000	City of Dallas, GO 5.000%, 02/15/27	441,521

		2,503,064

	Utah – 0.29%
890,000	Utah Transit Authority, RB Series A 5.000%, 06/15/31	1,056,181

See accompanying Notes to Financial Statements.

41

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Virginia – 0.20%
$ 610,000	Virginia State, GO Standing Aid Witholding, Series B 5.000%, 06/01/27	$751,111

	Washington – 0.24%
770,000	State of Washington, GO Series R-2015E 5.000%, 07/01/33	894,032

	Total Municipal Bonds (Cost $11,732,068)	11,588,292

FOREIGN GOVERNMENT BONDS – 0.58%
1,200,000	Instituto Costarricense de Electricidad Senior Unsecured Notes 6.950%, 11/10/21	1,291,500
290,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	305,153
500,000	Panama Government International Bond Senior Unsecured Notes 3.750%, 03/16/25	509,375

	Total Foreign Government Bonds (Cost $2,064,052)	2,106,028

Shares

INVESTMENT COMPANIES – 7.38%

17,135,830	BlackRock Liquidity Funds TempFund Portfolio	17,135,830
963,812	DoubleLine Floating Rate Fund (f)	9,811,607

	Total Investment Companies (Cost $26,876,290)	26,947,437

Total Investments – 99.49% (Cost $361,075,029)*		363,201,279

Net Other Assets and Liabilities – 0.51%		1,877,705

Net Assets – 100.00%		$365,078,984

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,330,700
Gross unrealized depreciation	(4,204,450)

Net unrealized appreciation	$2,126,250

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2015, these securities amounted to $65,162,243 or 17.85% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2015.
(c)	Securities with a total aggregate market value of $1,867,467 or 0.51% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(d)	Step Coupon. Security becomes interest bearing at a future date.
(e)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Affiliated issuer. (See Note G of the Financial Statements)

CLO	Collateralized Loan Obligation
CDO	Collateralized Debt Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RB	Revenue Bonds
GO	General Obligation

Portfolio Composition
U.S. Government Obligations	14%
U.S. Government Agency Obligations	17%
Corporate Notes and Bonds
(S&P Ratings)
AAA	5%
AA	4%
A	7%
BBB	15%
BB	16%
B	6%
Lower than B	10%
Not Rated	6%

100%

For financial reporting purposes, credit quality ratings shown are assigned by Standard & Poor’s. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

See accompanying Notes to Financial Statements.

42

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited)

At April 30, 2015, 16.54% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 48.44%

	Consumer Discretionary – 4.15%
$ 650,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	$546,000
225,000	Coach Senior Unsecured Notes 4.250%, 04/01/25	226,308
865,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	1,009,888
250,000	Nabisco Senior Unsecured Notes 7.550%, 06/15/15	251,899
250,000	Netflix Senior Unsecured Notes 5.750%, 03/01/24	265,625

		2,299,720

	Consumer Staples – 0.74%
65,000	Altria Group 10.200%, 02/06/39	113,197
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	180,818
100,000	Reynolds American 7.750%, 06/01/18	116,655

		410,670

	Energy – 3.80%
	Chesapeake Energy
250,000	6.625%,08/15/20	258,750
250,000	6.125%,02/15/21	252,500

Par Value		Market Value

	Energy (continued)
$ 250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	$307,380
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (a)	227,850
100,000	Petroleos Mexicanos (Mexico) 4.500%, 01/23/26 (a)	101,750
250,000	Pride International 6.875%, 08/15/20	286,933
250,000	Transocean (Cayman Islands) 7.350%, 12/15/41 (b)	205,859
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	465,692

		2,106,714

	Financials – 16.90%
250,000	AerCap Ireland Capital (Ireland) 4.500%, 05/15/21 (a)	263,750
500,000	Ally Financial Senior Unsecured Notes 4.125%, 02/13/22	491,250
450,000	American Express Credit, MTN Senior Unsecured Notes 0.535%, 06/05/17 (c)	449,482
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	572,266
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (a)	264,525
250,000	Bancolombia SA (Colombia) Senior Unsecured Notes
	5.950%, 06/03/21	277,925
250,000	Subordinated Notes 5.125%, 09/11/22	256,375
580,000	Bank of America Senior Unsecured Notes 1.315%, 01/15/19 (c)	588,264
	MTN, Subordinated Notes
175,000	4.000%, 01/22/25	173,870
250,000	Barrick North America Finance 5.700%, 05/30/41	248,379
250,000	Berkshire Hathaway Finance 0.576%, 01/12/18 (c)	250,820
250,000	Blackstone Holdings Finance 6.250%, 08/15/42 (a) (d)	307,520
250,000	Bunge Ltd Finance 8.500%, 06/15/19	307,081
140,000	Citigroup Senior Unsecured Notes 1.237%, 07/25/16 (c)	140,768
500,000	Credit Suisse New York (Switzerland) MTN Senior Unsecured Notes 0.567%, 03/11/16 (c)	499,786
150,000	Daimler Finance 0.958%, 08/01/16 (a) (c)	150,880

See accompanying Notes to Financial Statements.

43

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	$295,586
500,000	Ensco (United Kingdom) Senior Unsecured Notes 5.200%, 03/15/25 (c)	516,586
500,000	Ford Motor Senior Unsecured Notes 1.209%, 11/04/19 (c)	500,984
375,000	Goldman Sachs Group Senior Unsecured Notes 1.297%, 10/23/19 (c)	378,472
500,000	Goldman Sachs Group, MTN Senior Unsecured Notes 1.357%, 11/15/18 (c)	505,963
400,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.500%, 08/06/22 (a)	414,380
250,000	Jefferies Group Senior Unsecured Notes 6.500%, 01/20/43	249,396
200,000	Leucadia National Senior Unsecured Notes 5.500%, 10/18/23	205,812
250,000	Nomura Holdings (Japan), MTN Senior Unsecured Notes 1.720%, 09/13/16 (c)	253,353
300,000	Turkiye Halk Bankasi AS (Turkey) Senior Unsecured Notes 4.750%, 06/04/19 (a)	300,750
500,000	Wells Fargo Senior Unsecured Notes 1.189%, 06/26/15 (c)	500,748

		9,364,971

	Healthcare – 3.98%
500,000	Bayer US Finance 0.521%, 10/07/16 (a) (c)	500,277
500,000	Lorillard Tobacco 8.125%, 05/01/40	699,878
1,000,000	Merck Senior Unsecured Notes 0.631%, 02/10/20 (c)	1,007,052

		2,207,207

	Industrials – 4.30%
300,000	Ball Corp 5.000%, 03/15/22	314,250
250,000	FedEx Senior Notes 8.000%, 01/15/19	303,639
200,000	Jaguar Land Rover Automotive (United Kingdom) 4.125%, 12/15/18 (a)	205,500
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (a)	547,500
200,000	Nissan Motor Acceptance 0.969%, 09/26/16 (a)(c)	201,275

Par Value		Market Value

	Industrials (continued)
$ 500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	$579,250
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	227,573

		2,378,987

	Information Technology – 3.05%
350,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	305,880
150,000	Hewlett-Packard Senior Unsecured Notes 1.217%, 01/14/19 (c)	150,884
250,000	Micron Technology Senior Unsecured Notes 5.500%, 02/01/25 (a)	249,375

250,000	Seagate HDD (Cayman Islands) 5.750%, 12/01/34 (a)	265,312
600,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	715,500

		1,686,951

	Materials – 5.25%
100,000	Allegheny Technologies Senior Unsecured Notes 6.375%, 08/15/23 (b)	106,250
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 7.750%, 10/15/39 (b)	415,000
500,000	Braskem America Finance 7.125%, 07/22/41 (a)	483,750
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	310,856
500,000	GTL Trade Finance (Virgin Islands) 7.250%, 04/16/44 (a)	495,625
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	359,537
250,000	Teck Resources (Canada) 6.250%, 07/15/41	232,167
500,000	Vale Overseas (Cayman Islands) 6.875%, 11/21/36	507,250

		2,910,435

	Telecommunication Services – 5.31%
	CenturyLink Senior Unsecured Notes
500,000	7.600%, 09/15/39	502,500
500,000	7.650%, 03/15/42	505,000
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	370,125

See accompanying Notes to Financial Statements.

44

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunication Services (continued)
$ 250,000	Telecom Italia Capital SA (Luxembourg) 6.375%, 11/15/33	$270,872
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	712,872
100,000	Verizon Communications Senior Unsecured Notes 1.801%, 09/15/16 (c)	101,558
500,000	Windstream 7.500%, 06/01/22	478,125

		2,941,052

	Utilities – 0.96%
334,000	FPL Group Capital 7.875%, 12/15/15	348,161
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	182,559

		530,720

	Total Corporate Notes and Bonds (Cost $25,069,500)	26,837,427

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 45.14%

	Fannie Mae – 13.25%
111,556	6.000%, 11/01/17 Pool # 662854	116,307
27,837	6.000%, 04/01/18 Pool # 725175	28,785
121,784	5.500%, 11/01/18 Pool # 748886	128,847
40,154	4.500%, 06/01/19 Pool # 747860	42,209
223,234	6.000%, 01/01/21 Pool # 850787	246,026
102,312	6.000%, 09/01/32 Pool # 847899	116,814
62,506	6.000%, 02/01/34 Pool # 771952	71,883
52,909	7.500%, 02/01/35 Pool # 787557	56,102
18,367	7.500%, 04/01/35 Pool # 819231	19,612
80,127	6.000%, 11/01/35 Pool # 844078	91,490
91,887	5.000%, 05/01/36 Pool # 745581	102,453
48,157	6.000%, 12/01/36 Pool # 888029	55,130
65,763	5.500%, 06/01/37 Pool # 918778	74,377
68,360	6.500%, 10/01/37 Pool # 888890	79,184
215,722	5.500%, 03/01/38 Pool # 962344	243,936
221,643	4.000%, 02/01/41 Pool # AE0949	238,039
196,381	4.000%, 02/01/41 Pool # AH5695	210,569

Par Value		Market Value

	Fannie Mae (continued)
$ 924,274	3.000%, 03/01/43 Pool # AB8615	$943,992
515,862	3.500%, 05/01/43 Pool # AB9512	541,439
547,614	3.000%, 07/01/43 Pool # AU1629	558,725
921,845	3.000%, 08/01/43 Pool # AS0331	940,571
897,495	3.000%, 09/01/44 Pool # AX7336	915,031
1,491,664	3.000%, 02/01/45 Pool # AS4474	1,520,810

		7,342,331

	Freddie Mac – 11.97%
216,803	5.500%, 11/01/20 Gold Pool # G18083	233,860
44,626	5.500%, 12/01/20 Gold Pool # G11820	48,380
71,465	5.500%, 05/01/37 Gold Pool # A60048	80,700
139,215	5.500%, 09/01/37 Gold Pool # G03202	157,053
100,664	5.000%, 02/01/38 Gold Pool # A73409	111,780
330,099	5.000%, 04/01/38 Gold Pool # G04334	369,023
200,851	4.000%, 12/01/39 Gold Pool # G06935	215,268
96,104	4.000%, 05/01/41 Gold Pool # Q00870	102,850
648,706	4.000%, 11/01/41 Gold Pool # Q04550	694,583
887,705	3.000%, 04/01/43 Gold Pool # V80006	904,710
891,026	3.000%, 05/01/43 Gold Pool # G08525	907,602
458,432	3.000%, 09/01/43 Gold Pool # G08544	466,748
766,625	3.500%, 10/01/43 Gold Pool # G08554	803,328
286,931	3.500%, 11/01/43 Gold Pool # G08557	300,668
670,590	3.500%, 01/01/44 Gold Pool # G08562	702,695
512,167	3.500%, 02/01/44 Gold Pool # G08572	536,688

		6,635,936

	Ginnie Mae – 1.32%
102,802	5.000%, 05/01/37 Pool # 782156	113,202
224,288	5.000%, 08/01/37 Pool # 4015	248,654
182,405	6.000%, 07/01/38 Pool # 4195	206,632
100,358	5.500%, 08/01/38 Pool # 4215	107,835

See accompanying Notes to Financial Statements.

45

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Ginnie Mae (continued)
$ 47,064	6.000%, 01/01/39 Pool # 698036	$53,577

		729,900

	U.S. Treasury Bond – 0.95%
500,000	3.000%, 05/15/42	524,961

	U.S. Treasury Inflation Index Bonds – 5.54%
1,632,735	1.375%, 07/15/18	1,751,874
1,120,410	1.750%, 01/15/28	1,315,956

		3,067,830

	U.S. Treasury Notes – 12.11%
1,000,000	2.125%, 05/31/15	1,001,758
1,500,000	2.000%, 01/31/16	1,520,274
1,250,000	2.000%, 04/30/16	1,271,485
500,000	3.000%, 08/31/16	517,461
500,000	2.250%, 11/30/17	518,711
350,000	2.000%, 11/30/20	357,875
1,500,000	2.000%, 11/15/21	1,523,907

		6,711,471

	Total U.S. Government and Agency Obligations (Cost $24,157,578)	25,012,429

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.54%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	298,611

	Total Commercial Mortgage-Backed Security (Cost $193,192)	298,611

FOREIGN GOVERNMENT BOND – 0.94%
500,000	Costa Rica Government International Bond Senior Unsecured Notes 7.158%, 03/12/45 (a)	521,250

	Total Foreign Government Bond (Cost $500,000)	521,250

Shares

INVESTMENT COMPANY – 4.33%
2,399,114	BlackRock Liquidity Funds TempFund Portfolio	2,399,114

	Total Investment Company (Cost $2,399,114)	2,399,114

Total Investments – 99.39% (Cost $52,319,384)*		55,068,831

Net Other Assets and Liabilities – 0.61%		336,462

Net Assets – 100.00%		$55,405,293

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,918,353
Gross unrealized depreciation	(168,906)

Net unrealized appreciation	$2,749,447

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2015, these securities amounted to $5,501,269 or 9.93% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2015.
(d)	S&P credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

MTN	Medium Term Note
S&P	Standard & Poor

Portfolio Composition
U.S. Government and Agency Obligations	45%
Commercial Mortgage-Backed Security	1%
Foreign Government Bond	1%
Investment Company	4%
Corporate Notes and Bonds
(Moody’s Ratings (d))
Aa	1%
A	8%
Baa	25%
Ba	13%
B	2%

100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Investments designated N/R are not rated by either rating agency. Credit quality ratings are subject to change.

See accompanying Notes to Financial Statements.

46

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.71%

	Consumer Discretionary – 14.41%
115,000	Coach (a)	$4,394,150
500,000	Ford Motor	7,900,000
225,000	General Motors (a)	7,888,500
600,000	Staples (a)	9,792,000

		29,974,650

	Energy – 9.50%
65,000	Baker Hughes (a)	4,449,900
35,000	Devon Energy (a)	2,387,350
100,000	Halliburton (a)	4,895,000
85,000	Schlumberger (a)	8,041,850

		19,774,100

	Financials – 8.43%
105,000	BB&T (a)	4,020,450
175,000	Hartford Financial Services Group (a)	7,134,750
587,400	Huntington Bancshares (a)	6,379,164

		17,534,364

	Healthcare – 3.95%
115,000	Quest Diagnostics (a)	8,213,300

	Industrials – 18.17%
177,600	ADT (a)	6,677,760
80,000	Deere (a)	7,241,600
110,000	Emerson Electric (a)	6,471,300
70,000	Fastenal (a)	2,983,400
270,000	General Electric (a)	7,311,600
175,000	Republic Services (a)	7,110,250

		37,795,910

	Information Technology – 21.93%
175,900	Altera (a)	7,331,512
270,000	Cisco Systems (a)	7,784,100
260,000	EMC (a)	6,996,600

Shares		Market Value

	Information Technology (continued)
280,000	Intel (a)	$9,114,000
145,000	Paychex (a)	7,016,550
170,000	Xilinx (a)	7,371,200

		45,613,962

	Materials – 7.10%
160,000	Alcoa (a)	2,147,200
75,000	Dow Chemical (a)	3,825,000
85,000	LyondellBasell Industries NV, Class A, (Netherlands) (a)	8,799,200

		14,771,400

	Telecommunication Services – 6.88%
170,000	AT&T (a)	5,888,800
115,000	CenturyLink (a)	4,135,400
85,000	Verizon Communications (a)	4,287,400

		14,311,600

	Utilities – 9.34%
200,000	Exelon (a)	6,804,000
200,000	FirstEnergy (a)	7,182,000
160,000	PPL (a)	5,444,800

		19,430,800

	Total Common Stocks (Cost $186,966,459)	207,420,086

Number of Contracts

PURCHASED OPTIONS – 0.27%

	SPDR S&P 500 ETF TRUST
600	Strike @ $180 Exp 05/15	2,400
4,500	Strike @ $182 Exp 05/15	22,500
3,200	Strike @ $183 Exp 05/15	16,000
1,800	Strike @ $184 Exp 05/15	10,800
3,250	Strike @ $185 Exp 05/15	16,250
6,000	Strike @ $186 Exp 05/15	36,000
2,650	Strike @ $187 Exp 05/15	21,200
1,750	Strike @ $188 Exp 05/15	14,000
1,750	Strike @ $189 Exp 05/15	15,750
500	Strike @ $186 Exp 06/15	29,000
500	Strike @ $186 Exp 06/15	39,000
500	Strike @ $187 Exp 06/15	31,000
500	Strike @ $187 Exp 06/15	42,500
500	Strike @ $188 Exp 06/15	32,500
500	Strike @ $188 Exp 06/15	49,000
500	Strike @ $189 Exp 06/15	49,500
500	Strike @ $189 Exp 06/15	38,000
500	Strike @ $190 Exp 06/15	38,500
500	Strike @ $190 Exp 06/15	55,500

	Total Purchased Options (Cost $2,561,004)	559,400

See accompanying Notes to Financial Statements.

47

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 3.16%
6,576,623	BlackRock Liquidity Funds TempFund Portfolio	$6,576,623

	Total Investment Company (Cost $6,576,623)	6,576,623

Total Investments – 103.14% (Cost $196,104,086)*		214,556,109

Net Other Assets and Liabilities – (3.14)%		(6,530,418)

Net Assets – 100.00%		$208,025,691

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$23,131,024
Gross unrealized depreciation	(4,679,001)

Net unrealized appreciation	$18,452,023

(a)	Security position is either partially or entirely pledged as collateral for written call options.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended April 30, 2015 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2014	59,168	$5,230,766
Call Options Written	160,087	16,778,940
Call Options Closed or Expired	(163,235)	(16,701,016)

Outstanding, April 30, 2015	56,020	$5,308,690

Premiums received and value of written call options outstanding as of April 30, 2015.

Number of Contracts	Description	Premium Received	Market Value

	ADT
37	Strike @ $38 Exp 7/15	$ 4,216	$ 6,290
300	Strike @ $40 Exp 1/16	95,386	76,500
1,239	Strike @ $42 Exp 1/16	310,723	216,825
200	Strike @ $45 Exp 1/16	39,391	24,000

	Alcoa
300	Strike @ $16 Exp 10/15	10,200	9,000
600	Strike @ $18 Exp 1/16	12,000	12,000
700	Strike @ $19 Exp 1/16	9,100	9,450

	Altera
774	Strike @ $39 Exp 9/15	89,630	500,004
935	Strike @ $41 Exp 9/15	62,644	506,770
50	Strike @ $43 Exp 1/16	20,650	26,750

	AT&T
200	Strike @ $35 Exp 10/15	19,280	24,400
850	Strike @ $37 Exp 10/15	41,294	51,000
200	Strike @ $38 Exp 10/15	7,400	7,000
250	Strike @ $37 Exp 1/16	17,490	20,750

Number of Contracts	Description	Premium Received	Market Value

	Baker Hughes
650	Strike @ $70 Exp 1/16	$ 184,746	$ 286,000

	BB&T
1,000	Strike @ $37 Exp 9/15	157,958	210,000
50	Strike @ $40 Exp 9/15	2,098	3,350

	CenturyLink
211	Strike @ $42 Exp 10/15	10,200	3,693
135	Strike @ $40 Exp 1/16	8,634	8,775
804	Strike @ $42 Exp 1/16	27,303	28,140

	Cisco Systems
23	Strike @ $27 Exp 7/15	1,172	5,520
1,677	Strike @ $32 Exp 1/16	122,352	130,806
1,000	Strike @ $33 Exp 1/16	49,449	59,000

	Coach
50	Strike @ $45 Exp 11/15	12,048	3,750
900	Strike @ $40 Exp 1/16	362,417	207,000
200	Strike @ $42 Exp 1/16	43,549	34,000

	Deere
450	Strike @ $95 Exp 1/16	103,030	141,750
350	Strike @ $97.50 Exp 1/16	57,735	83,650

	Devon Energy
350	Strike @ $57.50 Exp 7/15	169,925	392,000

	Dow Chemical
500	Strike @ $52.50 Exp 9/15	42,309	91,000
250	Strike @ $57.50 Exp 1/16	22,475	29,500

	EMC
300	Strike @ $31 Exp 10/15	8,859	8,700
800	Strike @ $33 Exp 10/15	41,699	9,200
1,500	Strike @ $34 Exp 10/15	55,019	9,750

	Emerson Electric
450	Strike @ $70 Exp 9/15	17,376	5,625
600	Strike @ $75 Exp 9/15	9,342	3,000
11	Strike @ $67.50 Exp 1/16	979	825

	Exelon
759	Strike @ $38 Exp 10/15	38,946	27,324
1,241	Strike @ $38 Exp 1/16	66,492	80,665

	Fastenal
150	Strike @ $46 Exp 11/15	15,060	17,250
200	Strike @ $47 Exp 1/16	17,800	26,500
200	Strike @ $48 Exp 1/16	17,800	22,000

	FirstEnergy
150	Strike @ $40 Exp 10/15	7,929	6,000
1,700	Strike @ $41 Exp 10/15	83,170	46,750
150	Strike @ $40 Exp 1/16	9,969	10,500

	General Electric
350	Strike @ $27 Exp 9/15	13,586	36,400
550	Strike @ $29 Exp 12/15	41,799	33,000
1,800	Strike @ $31 Exp 12/15	54,395	45,000

See accompanying Notes to Financial Statements.

48

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value

	General Motors
800	Strike @ $42 Exp 1/16	$ 139,765	$ 44,000
1,450	Strike @ $45 Exp 1/16	152,189	43,500

	Halliburton
700	Strike @ $55 Exp 1/16	65,771	158,200
300	Strike @ $57.50 Exp 1/16	24,588	48,000

	Hartford Financial Services Group
50	Strike @ $42 Exp 9/15	7,500	6,000
1,700	Strike @ $45 Exp 1/16	273,695	166,600

	Huntington Bancshares
300	Strike @ $10 Exp 7/15	17,688	29,250
424	Strike @ $11 Exp 10/15	20,759	21,412
5,150	Strike @ $12 Exp 10/15	159,441	95,275

	Intel
2,800	Strike @ $37 Exp 1/16	188,828	224,000

	LyondellBasell Industries NV
100	Strike @ $95 Exp 9/15	32,212	111,000
750	Strike @ $100 Exp 9/15	157,093	630,000

	Paychex
1,250	Strike @ $47 Exp 9/15	226,266	300,000
200	Strike @ $48 Exp 9/15	25,771	36,000

	PPL
1,600	Strike @ $37 Exp 10/15	62,335	68,000

	Quest Diagnostics
1,150	Strike @ $85 Exp 1/16	168,879	115,000

	Republic Services
1,100	Strike @ $43 Exp 10/15	86,854	63,250
650	Strike @ $44 Exp 10/15	31,823	24,375

	Schlumberger
850	Strike @ $105 Exp 1/16	142,968	255,000

	Staples
2,500	Strike @ $20 Exp 1/16	239,396	168,750
3,000	Strike @ $22 Exp 1/16	153,557	112,500
500	Strike @ $23 Exp 1/16	13,480	14,000

	Verizon Communications
850	Strike @ $50 Exp 10/15	89,364	172,550

	Xilinx
50	Strike @ $46 Exp 9/15	3,548	7,175
1,650	Strike @ $47 Exp 1/16	207,896	301,125

	Total Written Call Options	$5,308,690	$6,812,124

See accompanying Notes to Financial Statements.

49

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

INVESTMENT COMPANIES – 96.35%

	Long/Short Strategies – 39.49%
916,745	Blackrock Global Long/Short Equity Fund-IS	$11,055,948
889,931	Convergence Core Plus Fund	15,911,968
772,302	Driehaus Emerging Markets Small Cap Growth Fund	11,198,378
702,977	FPA Crescent Fund-I	24,041,798
1,320,127	Gotham Enhanced Return Fund-I	16,329,966
826,331	Robeco Boston Partners Long/Short Equity Fund-IS	16,196,089
1,858,435	The Weitz Funds - Partners III Opportunity Fund	32,057,997

		126,792,144

	Hedged Credit and Strategic Fixed Income – 22.43%
1,489,558	Avenue Credit Strategies Fund	16,102,121
3,042,640	Legg Mason BW Alternative Credit Fund	32,251,982
1,980,809	Metropolitan West Unconstrained Bond Fund	23,650,853

		72,004,956

	Global Macro – 13.52%
1,714,797	John Hancock Funds II - Global Absolute Return Strategies Fund	19,257,165
2,193,854	Western Asset Macro Opportunities Fund	24,132,394

		43,389,559

	Managed Futures – 11.39%
1,692,651	Abbey Capital Futures Strategy Fund-I	20,785,760
1,374,264	ASG Managed Futures Strategy Fund-Y	15,790,294

		36,576,054

Shares		Market Value

	Arbitrage – 5.00%
1,236,763	Calamos Market Neutral Income Fund	$16,053,184

	Money Market – 4.52%
14,507,174	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	14,507,174

	Total Investment Companies (Cost $298,268,934)	309,323,071

EXCHANGE TRADED FUNDS – 4.96%

158,100	Proshares Large Cap Core Plus	15,939,642

	Total Exchange Traded Funds (Cost $16,083,518)	15,939,642

Total Investments – 101.31% (Cost $314,352,452)*		325,262,713

Net Other Assets and Liabilities – (1.31)%		(4,209,672)

Net Assets – 100.00%		$321,053,041

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$14,902,708
Gross unrealized depreciation	(3,992,447)

Net unrealized appreciation	$10,910,261

See accompanying Notes to Financial Statements.

50

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2015

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Consumer Staples, Healthcare, Utilities, Exchange Traded Funds and Materials are negative 0.29%, 0.48%, 0.50% 0.75% and 3.37%, respectively, and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 96.10%

	Consumer Discretionary – 34.70%
10,245	Biglari Holdings (a) *	$3,744,650
91,974	Comcast, Class A (a)	5,312,418
116,643	Discovery Communications, Class C (a) *	3,526,118
144,914	General Motors (a)	5,080,685
99,149	International Speedway, Class A (a)	3,605,058
67,219	Liberty Broadband, Class C *	3,647,303
183,837	Liberty Media, Class C (a) *	6,976,614
131,669	Liberty Ventures, Class A (a) *	5,487,964
15,202	Panera Bread, Class A *	2,774,061
181,436	Quebecor, Class B (Canada)	4,989,678
108,339	Restaurant Brands International (Canada)	4,418,064
66,744	Sotheby’s (a)	2,850,636
65,760	Time Warner (a)	5,550,802
171,624	Twenty-First Century Fox, Class A	5,848,946

		63,812,997

	Consumer Staples – 1.60%
37,842	Nestle, SP ADR (a)	2,937,296

	Energy – 1.61%
37,066	Occidental Petroleum (a)	2,968,987

	Financials – 19.78%
69,137	American Express	5,354,661
243,782	Bank of America	3,883,447

Shares		Market Value

	Financials (continued)
158,863	Blackhawk Network Holdings, Class B *	$5,831,861
252,580	FNFV Group (a) *	3,776,071
114,389	Loews (a)	4,763,158
134,286	Oaktree Capital Group, MLP (a)	7,181,615
177,276	Weyerhaeuser, REIT (a)	5,585,967

		36,376,780

	Industrials – 12.44%
104,884	ADT (a)	3,943,638
29,752	Parker-Hannifin	3,551,199
21,219	Precision Castparts	4,385,755
63,848	Rolls-Royce Holdings, SP ADR	5,102,094
23,744	WW Grainger	5,898,722

		22,881,408

	Information Technology – 23.32%
41,092	Apple	5,142,664
94,747	eBay (a) *	5,519,960
9,286	Google, Class A *	5,095,878
51,083	IAC/InterActiveCorp (a)	3,566,615
115,675	Microsoft (a)	5,626,432
92,070	Motorola Solutions (a)	5,501,182
155,924	Oracle (a)	6,801,405
82,675	QUALCOMM	5,621,900

		42,876,036

	Telecommunication Services – 2.65%
156,104	SoftBank, ADR (a)	4,864,201

	Total Common Stocks (Cost $168,033,716)	176,717,705

INVESTMENT COMPANY – 17.32%

31,847,045	BlackRock Liquidity Funds TempFund Portfolio	31,847,045

	Total Investment Company (Cost $31,847,045)	31,847,045

Total Investments – 113.42% (Cost $199,880,761)**		208,564,750

$32,054,567 in cash and $62,693,210 in securities was segregated or on deposit with a prime broker to cover short sales as of April 30, 2015 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (29.27)% (b)

Common Stock – (28.52)%

	Consumer Discretionary – (8.44)%
(18,896)	Cabela’s *	(996,575)
(78,927)	Callaway Golf	(764,013)
(65,104)	ClubCorp Holdings	(1,425,127)
(25,996)	Five Below *	(876,585)
(79,756)	Goodyear Tire & Rubber	(2,262,279)
(32,290)	Men’s Wearhouse	(1,827,291)

See accompanying Notes to Financial Statements.

51

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Consumer Discretionary (continued)
(110,861)	Regis *	$(1,831,424)
(309,286)	Ruby Tuesday *	(2,251,602)
(7,938)	TESLA Motors *	(1,794,385)
(65,429)	Time	(1,493,744)

		(15,523,025)

	Consumer Staples – (1.89)%
(125,899)	Dean Foods	(2,045,859)
(35,989)	Tyson Foods, Class A	(1,421,566)

		(3,467,425)

	Financials – (3.11)%
(20,047)	Camden Property Trust, REIT	(1,505,129)
(35,763)	Mercury General	(1,964,819)
(13,476)	Pennsylvania Real Estate Investment Trust, REIT	(304,692)
(45,880)	Plum Creek Timber, REIT	(1,936,136)

		(5,710,776)

	Healthcare – (0.48)%
(7,678)	Chemed	(884,890)

	Industrials – (6.41)%
(189,313)	ACCO Brands *	(1,489,893)
(30,201)	Healthcare Services Group	(914,184)
(22,325)	Mobile Mini	(860,405)
(42,505)	Pitney Bowes	(950,837)
(97,058)	Quad Graphics	(2,090,629)
(94,877)	RR Donnelley & Sons	(1,766,610)
(49,005)	Swift Transportation *	(1,185,921)
(23,885)	TAL International Group	(920,528)
(59,584)	Tetra Tech	(1,615,322)

		(11,794,329)

	Information Technology – (2.31)%
(37,260)	CANON, SP ADR	(1,326,456)
(37,054)	Dealertrack Technologies *	(1,456,593)
(13,552)	LogMein *	(869,767)
(16,025)	Stratasys *	(600,136)

		(4,252,952)

	Materials – (3.37)%
(129,675)	ArcelorMittal, NY Reg	(1,386,226)
(16,987)	Balchem	(890,459)
(57,420)	Louisiana-Pacific *	(875,081)
(34,502)	Southern Copper	(1,124,075)
(126,602)	Teck Resources, Class B (Canada)	(1,921,818)

		(6,197,659)

	Telecommunication Services – (2.01)%
(63,907)	CenturyLink	(2,298,096)
(40,210)	Cogent Communications Holdings	(1,406,948)

		(3,705,044)

Shares		Market Value

	Utilities – (0.50)%
(17,360)	South Jersey Industries	$(915,740)

	Total Common Stock (Proceeds $51,345,113)	(52,451,840)

Exchange Traded Funds – (0.75)%

(66,729)	United States Natural Gas Fund LP *	(898,172)
(23,362)	United States Oil Fund LP *	(479,155)

	Total Exchange Traded Funds (Proceeds $2,016,885)	(1,377,327)

Total Short Sales – (29.27)% (Proceeds $53,361,998)		(53,829,167)

Net Other Assets and Liabilities – 15.85%		29,151,265

Net Assets – 100.00%		$183,886,848

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$10,426,894
Gross unrealized depreciation	(1,742,905)

Net unrealized appreciation	$8,683,989

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

52

Aston Funds

ASTON/Barings International Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.54%

	Australia – 1.83%
21,239	Amcor (a)	$226,113
2,310	CSL (a)	165,589

		391,702

	Bermuda – 1.17%
173,000	Pax Global Technology (a) *	251,334

	France – 8.27%
7,390	Accor (a)	405,230
2,325	Air Liquide (a)	304,065
11,786	AXA (a)	298,019
3,487	BNP Paribas (a)	220,209
8,152	SES (a)	285,697
4,736	Total (a)	256,454

		1,769,674

	Germany – 10.97%
2,647	Bayer (a)	380,990
3,281	Daimler (a)	315,458
4,200	Deutsche Boerse (a)	348,029
6,688	Fresenius (a)	397,889
4,130	SAP (a)	312,084
18,643	TUI (a)	347,628
5,595	Wirecard (a)	245,728

		2,347,806

	Hong Kong – 2.58%
45,800	AIA Group (a)	304,592
24,800	HSBC Holdings (a)	246,856

		551,448

	India – 1.52%
10,495	Infosys, SP ADR	325,135

Shares		Market Value

	Japan – 27.07%
22,100	Astellas Pharma (a)	$344,112
3,800	Bridgestone (a)	159,158
5,600	Daikin Industries (a)	377,267
4,900	Denso (a)	243,264
38,000	Hitachi (a)	259,270
20,000	Hitachi Metals (a)	312,785
19,800	Isuzu Motors (a)	262,426
9,400	Japan Tobacco (a)	328,256
14,400	KDDI (a)	340,738
21,000	Kubota (a)	328,671
27,000	Mitsubishi Electric (a)	352,612
61,300	Mitsubishi UFJ Financial Group (a)	435,497
11,000	Mitsui Fudosan (a)	326,087
11,200	Sony (a) *	338,596
77,000	Sumitomo Mitsui Trust Holdings (a)	338,949
7,300	Takeda Pharmaceutical (a)	374,790
8,800	Tokio Marine Holdings (a)	358,738
4,500	Toyota Motor (a)	313,241

		5,794,457

	Netherlands – 7.09%
3,777	Airbus Group NV (a)	261,755
4,493	ASML Holding NV (a)	483,506
13,341	Koninklijke Ahold NV (a)	258,469
8,819	Koninklijke Philips (a)	252,615
8,266	Royal Dutch Shell, Class A (a)	262,092

		1,518,437

	Papua New Guinea – 0.84%
28,194	Oil Search (a)	178,992

	Singapore – 1.23%
16,500	DBS Group Holdings (a)	262,191

	Sweden – 1.51%
5,571	Assa Abloy AB, Class B (a)	323,195

	Switzerland – 9.01%
3,429	Actelion (a)	451,191
4,521	Julius Baer Group (a)	236,633
3,255	Novartis AG (a)	332,245
929	Syngenta (a)	310,871
18,643	UBS (a)	372,437
727	Zurich Financial Services (a)	224,391

		1,927,768

	Taiwan – 1.64%
14,400	Taiwan Semiconductor Manufacturing, SP ADR	351,936

	United Kingdom – 23.81%
14,197	Admiral Group (a)	338,535
27,605	ARM Holdings (a)	469,044
4,865	AstraZeneca (a)	333,866
58,747	Barclays (a)	229,843
25,537	BG Group (a)	462,563
5,587	British American Tobacco PLC (a)	306,968

See accompanying Notes to Financial Statements.

53

Aston Funds

ASTON/Barings International Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United Kingdom (continued)
62,234	BT Group (a)	$434,054
47,920	GKN (a)	257,022
79,018	Indivior *	241,977
15,823	Prudential (a)	393,951
3,442	Reckitt Benckiser Group (a)	306,351
7,239	SABMiller (a)	383,179
6,310	Shire (a)	512,770
18,242	WPP (a)	425,428

		5,095,551

	Total Common Stocks (Cost $18,647,658)	21,089,626

INVESTMENT COMPANY – 0.77%

163,588	BlackRock Liquidity Funds TempFund Portfolio	163,588

	Total Investment Company (Cost $163,588)	163,588

Total Investments – 99.31% (Cost $18,811,246)**		21,253,214

Net Other Assets and Liabilities – 0.69%		148,625

Net Assets – 100.00%		$21,401,839

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation	$2,750,940
Gross unrealized depreciation	(308,972)

Net unrealized appreciation	$2,441,968

(a)	Securities with a total aggregate market value of $20,170,578 or 94.25% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

SP ADR	Sponsored American Depository Receipt

See accompanying Notes to Financial Statements.

54

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.48%

	Australia – 4.61%
2,300	Australia & New Zealand Banking Group (a)	$61,543
300	Commonwealth Bank of Australia (a)	20,999
1,100	Sonic Healthcare (a)	17,239
5,200	Sydney Airport (a)	22,090
10,100	Telstra (a)	49,649
1,200	Westpac Banking (a)	34,477

		205,997

	Belgium – 3.52%
660	Anheuser-Busch InBev, SP ADR	79,226
2,100	Belgacom (a)	78,214

		157,440

	Canada – 2.68%
350	DH Corp	12,265
1,220	Keyera	42,945
690	Pembina Pipeline	24,014
610	Royal Bank of Canada	40,503

		119,727

	France – 3.24%
2,600	AXA (a)	65,743
1,400	Electricite de France (a)	35,623
800	Total (a)	43,320

		144,686

	Germany – 5.57%
500	BASF (a)	49,674
300	Bayer (a)	43,180
200	Daimler (a)	19,229
2,500	Deutsche Telekom (a)	45,952
100	Muenchener Rueckversicherungs-Gesellschaft (a)	19,520

Shares		Market Value

	Germany (continued)
1,400	ProSiebenSat.1 Media (a)	$71,578

		249,133

	Ireland – 2.86%
730	Medtronic	54,349
1,250	Seagate Technology (Ireland)	73,400

		127,749

	Israel – 1.01%
750	Teva Pharmaceutical, SP ADR	45,315

	Italy – 0.51%
1,200	Eni (a)	23,023

	Netherlands – 1.35%
1,390	Unilever	60,437

	Spain – 2.72%
5,367	Ferrovial (a)	121,713

	Sweden – 1.55%
4,200	Skandinaviska Enskilda Banken AB (a)	53,074
700	Swedbank AB, Class A (a)	16,277

		69,351

	Switzerland – 6.97%
495	Garmin	22,369
1,000	Nestle (a)	77,584
910	Novartis, ADR	92,638
200	Swisscom (a)	118,901

		311,492

	United Kingdom – 10.95%
600	AstraZeneca (a)	41,176
5,491	BAE Systems (a)	42,540
258	BP, SP ADR	11,135
540	British American Tobacco, SP ADR	59,459
660	GlaxoSmithKline, SP ADR	30,459
1,500	Imperial Tobacco Group PLC (a)	73,245
5,500	Legal & General Group (a)	21,863
5,000	National Grid (a)	67,266
920	Prudential, ADR	45,917
500	Royal Dutch Shell, Class A (a)	15,765
3,400	SSE (a)	80,558

		489,383

	United States – 51.94%
1,090	AbbVie	70,480
440	Air Products & Chemicals	63,109
1,500	Altria Group	75,075
740	Ameren	30,296
1,054	Apple	131,908
2,566	AT&T	88,886
860	Automatic Data Processing	72,705
1,900	BioMed Realty Trust	39,425
211	Chevron	23,434
430	ConocoPhillips	29,206
1,400	CSX	50,526

See accompanying Notes to Financial Statements.

55

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United States (continued)
1,390	Dow Chemical	$70,890
490	Dr Pepper Snapple Group	36,544
770	Duke Energy	59,729
340	Emerson Electric	20,002
270	Entergy	20,839
390	Exxon Mobil	34,074
560	General Dynamics	76,899
220	Genuine Parts	19,767
1,460	Hospitality Properties Trust, REIT	43,917
850	Illinois Tool Works	79,543
760	Intel	24,738
1,030	Johnson & Johnson	102,176
700	JPMorgan Chase	44,282
270	Kimberly-Clark	29,616
764	Kinder Morgan	32,814
360	Lockheed Martin	67,176
1,330	Lorillard	92,914
330	Macy’s	21,328
220	McDonald’s	21,241
740	Merck	44,075
1,250	Microsoft	60,800
540	Newell Rubbermaid	20,590
290	Omnicom Group	21,971
1,080	Pfizer	36,644
380	Philip Morris International	31,719
370	Procter & Gamble	29,419
396	Republic Services	16,089
700	Reynolds American	51,310
1,380	Six Flags Entertainment	64,888
3,490	Spirit Realty Capital, REIT	39,402
1,570	Texas Instruments	85,110
1,355	Verizon Communications	68,346
480	VF	34,766
740	Waste Management	36,652
1,540	Wells Fargo	84,854
427	Williams	21,858

		2,322,032

	Total Common Stocks (Cost $4,136,591)	4,447,478

Shares		Market Value

INVESTMENT COMPANY – 0.49%

21,815	BlackRock Liquidity Funds TempFund Portfolio	$21,815

	Total Investment Company (Cost $21,815)	21,815

Total Investments – 99.97% (Cost $4,158,406)*		4,469,293

Net Other Assets and Liabilities – 0.03%		1,436

Net Assets – 100.00%		$4,470,729

*	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$553,296
Gross unrealized depreciation	(242,409)

Net unrealized appreciation	$310,887

(a)	Securities with a total aggregate market value of $1,431,015 or 32.01% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

56

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 93.42%

	Brazil – 9.64%
5,700	AMBEV SA	$35,869
4,680	Banco Bradesco	49,985
3,400	Banco do Brasil SA	29,554
4,000	Braskem, Preference A	16,529
507	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	17,005
900	Cia Energetica de Sao Paulo, Preference B	5,580
3,300	Embraer SA	25,761
4,500	Itau Unibanco Holding	57,636
9,600	JBS	48,941
5,100	Metalurgica Gerdau SA, Preference	16,571
2,200	Porto Seguro SA	27,155
8,200	Suzano Papel e Celulose, Preference A	41,069
3,076	Vale, SP ADR	18,609

		390,264

	China – 18.68%
64,000	Agricultural Bank of China, Class H (a)	36,031
26,000	Air China, Class H (a)	31,359
143,000	Bank of China, Class H (a)	97,984
50,000	China CITIC Bank, Class H (a)	45,343
51,000	China Construction Bank, Class H (a)	49,507
28,000	China National Building Material, Class H (a)	33,962
44,000	China Railway Group (a)	61,748
12,500	China Shenhua Energy, Class H (a)	32,463
64,000	Chongqing Rural Commerical Bank, Class H (a)	57,089
68,000	Evergrande Real Estate, Class H (a)	64,300
5,000	Great Wall Motor, Class H (a)	37,938
114,000	Industrial and Commercial Bank of China, Class H (a)	98,891
3,900	Tencent Holdings (a)	80,492

Shares		Market Value

	China (continued)
18,000	Zhejiang Expressway, Class H (a)	$28,586

		755,693

	Egypt – 0.75%
4,400	Commerical International Bank SAE, GDR (a)	30,370

	Hong Kong – 4.31%
5,000	China Mobile (a)	71,416
18,000	CITIC (a)	36,009
65,000	Geely Automobile Holdings (a)	36,566
13,000	Shimao Property Holdings (a)	30,605

		174,596

	India – 3.84%
3,897	ICICI Bank, SP ADR	42,594
1,545	Reliance Industries, GDR	41,561
1,029	Tata Motors, SP ADR	42,385
2,513	Wipro, ADR	28,824

		155,364

	Indonesia – 3.05%
309,700	Adaro Energy Tbk PT (a)	20,852
91,000	Bank Negara Indonesia Persero Tbk (a)	44,910
35,900	Bank Rakyat Indonesia Persero Tbk PT (a)	32,052
49,500	Indofood Sukses Makmur Tbk PT (a)	25,692

		123,506

	Malaysia – 1.62%
20,900	DiGi.Com (a)	35,234
14,600	Telekom Malaysia (a)	30,316

		65,550

	Mexico – 4.40%
64,000	America Movil	67,079
4,600	Arca Continental *	28,217
13,800	Compartamos *	23,621
1,900	Gruma, Class B *	22,889
5,100	Grupo Aeroportuario del Pacifico	36,244

		178,050

	Philippines – 1.28%
11,680	BDO Unibank (a)	28,563
4,760	Universal Robina (a)	23,213

		51,776

	Poland – 1.49%
920	KGHM Polska Miedz, SA (a)	32,258
1,468	Polski Koncern Naftowy Orlen SA (a)	27,880

		60,138

	Russia – 2.85%
3,073	Gazprom, SP ADR (a)	18,005
3,429	Gazprom, SP ADR	20,163
546	Lukoil, SP ADR	27,983

See accompanying Notes to Financial Statements.

57

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Russia (continued)
45	Lukoil, SP ADR (a)	$2,302
887	MMC Norilsk Nickel OJSC, ADR (a)	16,709
880	Tatneft, SP ADR (a)	30,186

		115,348

	South Africa – 7.74%
3,021	Barloworld (a)	24,100
8,107	FirstRand (a)	38,728
1,761	Foschini Group (a)	26,074
7,757	Gold Fields (a)	35,813
2,133	Liberty Holdings	29,728
5,006	Mediclinic International (a)	53,010
11,917	Netcare (a)	41,688
7,942	Sappi *	32,579
1,202	Tiger Brands (a)	31,285

		313,005

	South Korea – 15.68%
81	CJ CheilJedang (a)	31,501
573	Daesang (a)	24,760
574	Dongbu Insurance (a)	29,172
2,104	Doosan Infracore (a) *	23,253
132	E-Mart (a)	27,194
542	Hankook Tire (a) *	22,778
294	Hyundai Motor (a)	46,141
2,492	Industrial Bank of Korea (a) *	34,240
1,100	LG Display (a)	30,462
468	LG Electronics (a)	26,317
710	LG International (a)	27,169
1,028	Nexen Tire (a)	12,471
535	Samsung Electro-Mechanics (a)	33,574
121	Samsung Electronics (a)	158,734
111	Samsung Fire & Marine Insurance	29,251
1,185	SK Hynix (a)	50,700
246	SK Innovation (a) *	26,926

		634,643

	Taiwan – 13.82%
31,000	Advanced Semiconductor Engineering (a)	43,962
72,000	Au Optronics (a)	36,133
4,000	Catcher Technology (a)	46,807
11,000	Cheng Uei Precision Industry (a)	21,631
50,000	China Airlines *	26,611
35,000	China Steel (a)	29,399
29,000	Compal Electronics (a)	26,402
23,000	Fubon Financial Holding (a)	49,463
22,400	Hon Hai Precision Industry (a)	67,120
29,000	King Yuan Electronics (a)	26,362
7,000	Pegatron (a)	20,737
15,000	Pou Chen (a)	21,020
15,000	Taiwan Semiconductor Manufacturing (a)	72,214
21,984	Uni-President Enterprises (a)	35,979
74,000	United Microelectronics (a)	35,455

		559,295

Shares		Market Value

	Thailand – 1.45%
5,300	Kasikornbank (a)	$33,648
266,351	Quality Houses (a)	24,959

		58,607

	Turkey – 2.82%
19,504	Eregli Demir ve Celik Fabrikalari TAS (a)	32,913
26,027	Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Class D (a) *	17,941
7,940	Tekfen Holding AS (a)	14,840
8,158	Turk Hava Yollari (a) *	27,061
12,013	Turkiye Vakiflar Bankasi Tao, Class D (a)	21,314

		114,069

	Total Common Stocks (Cost $3,478,134)	3,780,274

EXCHANGE TRADED FUNDS – 4.19%

	United States – 4.19%
210	iPath MSCI India Index Fund *	14,314
1,897	iShares MSCI Emerging Markets Index Fund	81,343
2,513	iShares MSCI India	73,845

		169,502

	Total Exchange Traded Funds (Cost $136,162)	169,502

INVESTMENT COMPANY – 2.04%

82,488	BlackRock Liquidity Funds TempFund Portfolio	82,488

	Total Investment Company (Cost $82,488)	82,488

Total Investments – 99.65% (Cost $3,696,784)**		4,032,264

Net Other Assets and Liabilities – 0.35%		14,244

Net Assets – 100.00%		$4,046,508

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$673,268
Gross unrealized depreciation	(337,788)

Net unrealized appreciation	$335,480

(a)	Securities with a total aggregate market value of $2,890,281 or 71.43% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

58

Aston Funds

ASTON/Pictet International Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.38%

	Australia – 3.27%
11,137	Ansell (a)	$229,202
56,818	Asciano (a)	295,222
28,010	Computershare (a)	271,708
70,046	Estia Health *	333,141
12,129	Spotless Group Holdings (a)	21,795

		1,151,068

	Austria – 1.09%
13,590	Erste Bank Group (a)	383,695

	Belgium – 1.48%
7,662	Ageas (a)	287,879
7,790	Ontex Group NV (a) *	231,649

		519,528

	Bermuda – 1.62%
9,200	Jardine Matheson Holdings (a)	568,403

	Cayman Islands – 1.29%
239,600	MGM China Holdings (a)	452,284

	Denmark – 3.36%
5,096	Carlsberg, Class B (a)	464,595
22,519	H Lundbeck (a) *	438,017
11,854	Matas (a)	280,375

		1,182,987

	Finland – 1.98%
103,284	Nokia (a)	696,903

Shares		Market Value

	France – 9.19%
118,481	Bollore (a)	$677,125
24,551	Elis *	499,241
7,812	Orpea (a)	514,594
5,520	Rubis (a)	375,051
10,673	Societe Generale (a)	533,594
10,321	Vinci (a)	633,036

		3,232,641

	Germany – 1.65%
4,041	Bayer (a)	581,632

	Hong Kong – 4.51%
72,000	Hutchison Whampoa	1,060,880
792,074	PCCW (a)	527,331

		1,588,211

	Italy – 6.05%
29,204	Astaldi (a)	253,884
47,340	Cerved Information Solutions (a) *	343,467
40,507	Finmeccanica (a) *	516,826
93,408	Sorin *	295,771
192,184	UnipolSai (a)	537,802
16,301	World Duty Free (a) *	181,973

		2,129,723

	Japan – 19.61%
9,100	Daiichikosho (a)	293,491
25,500	DMG Mori Seiki (a)	415,881
24,600	Fujitec (a)	267,483
7,600	GMO Internet (a)	95,541
57,800	Inpex (a)	725,409
18,600	Japan Tobacco (a)	649,528
26,000	LIXIL Group Corp (a)	541,932
6,200	Miraca Holdings (a)	311,919
6,100	Nippon Telegraph & Telephone (a)	411,903
16,300	NKSJ Holdings (a)	532,518
17,400	SoftBank (a)	1,087,680
9,100	Sohgo Security Services Co (a)	296,638
12,100	Sony (a) *	365,804
13,300	Sumitomo Mitsui Financial Group (a)	580,739
7,400	Welcia Holdings (a)	323,582

		6,900,048

	Malaysia – 0.51%
73,600	Genting (a)	180,670

	Netherlands – 3.28%
6,367	ASML Holding NV (a)	685,173
8,221	Konnikluke DSM NV (a)	468,849

		1,154,022

	New Zealand – 0.79%
96,059	Trade Me Group (a)	279,785

	Papua New Guinea – 0.64%
35,257	Oil Search (a)	223,834

See accompanying Notes to Financial Statements.

59

Aston Funds

ASTON/Pictet International Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Philippines – 0.46%
1,582,700	Metro Pacific Investments (a)	$160,710

	Portugal – 1.50%
6,800	Galp Energia (a)	92,886
59,792	NOS SGPS (a)	435,510

		528,396

	Singapore – 1.24%
5,578	Millicom International Cellular, SDR (a)	435,178

	South Korea – 2.70%
869	NAVER (a)	525,465
325	Samsung Electronics (a)	426,353

		951,818

	Spain – 4.83%
6,313	Aena *	594,801
64,347	Distribuidora Internacional de Alimentacion (a)	515,348
5,060	Merlin Properties Socimi, REIT *	69,174
13,901	Merlin Properties Socimi, REIT *	190,037
14,267	Obrascon Huarte Lain (a)	330,941

		1,700,301

	Sweden – 1.65%
42,097	Com Hem Holding (a) *	353,412
6,786	Modern Times Group, Class B (a)	225,670

		579,082

	Switzerland – 7.12%
5,334	Cie Financiere Richemont (a)	475,435
10,166	Gategroup Holding	356,319
11,551	Nestle (a)	896,175
1,807	Sunrise Communications Group *	168,895
30,554	UBS Group AG (a)	610,388

		2,507,212

	United Kingdom – 16.56%
7,357	AstraZeneca (a)	504,883
31,846	BBA Aviation (a)	167,566
48,452	BG Group (a)	877,632
225,567	Enterprise Inns (a) *	403,237
24,313	GlaxoSmithKline (a)	561,546
81,078	HSBC Holdings (a)	809,927
62,287	Inmarsat (a)	959,125
23,570	Prudential (a)	586,831
23,672	Standard Chartered (a)	387,554
26,956	Tate & Lyle	246,815
58,673	William Hill (a)	324,173

		5,829,289

	Total Common Stocks (Cost $31,672,424)	33,917,420

Shares		Market Value

PREFERRED STOCK – 1.39%

	Germany – 1.39%
5,170	Porsche Automobile Holding	$490,547

		490,547

	Total Preferred Stock (Cost $494,680)	490,547

INVESTMENT COMPANY – 0.67%

233,688	BlackRock Liquidity Funds TempFund Portfolio	233,688

	Total Investment Company (Cost $233,688)	233,688

Total Investments – 98.44% (Cost $32,400,792)**		34,641,655

Net Other Assets and Liabilities – 1.56%		548,242

Net Assets – 100.00%		$35,189,897

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,666,637
Gross unrealized depreciation	(1,425,774)

Net unrealized appreciation	$2,240,863

(a)	Securities with a total aggregate market value of $30,102,346 or 85.54% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts

See accompanying Notes to Financial Statements.

60

Aston Funds

ASTON/TAMRO International Small Cap Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.92%

	Australia – 6.40%
12,500	FlexiGroup (a)	$33,558
3,800	Mineral Resources (a)	19,319
4,300	Super Retail Group (a)	33,473
7,500	Treasury Wine Estates (a)	32,893

		119,243

	Bermuda – 4.29%
5,800	Cosan Ltd, Class A	42,108
1,050	Golar LNG	37,795

		79,903

	Canada – 5.87%
3,500	Cott	30,485
2,700	Descartes Systems Group *	40,573
3,200	Labrador Iron Ore Royalty	38,193

		109,251

	Cayman Islands – 5.50%
68,000	Baoxin Auto Group (a)	53,662
13,500	Phoenix Healthcare Group (a)	27,858
24,000	Yingde Gases Group (a)	20,937

		102,457

	France – 8.17%
500	Gaztransport Et Technigaz SA	29,924
300	ID Logistics Group *	33,012
1,400	Tarkett SA (a)	37,618
2,800	UBISOFT Entertainment (a) *	51,631

		152,185

Shares		Market Value

	Germany – 3.76%
560	KUKA AG (a)	$39,783
800	Wincor Nixdorf AG (a)	30,281

		70,064

	Hong Kong – 2.87%
36,500	Hongkong & Shanghai Hotels (a)	53,499

	Italy – 6.22%
1,660	Recordati (a)	33,077
460	Tod’s (a)	42,205
1,288	Yoox (a) *	40,572

		115,854

	Japan – 21.96%
1,700	Azbil (a)	44,782
45	GLP J-REIT (a)	46,268
3,900	Haseko (a)	38,510
2,000	Ito En (a)	41,557
1,100	MISUMI Group (a)	41,281
2,200	Park24 (a)	43,940
6,300	Shinko Plantech (a)	47,670
6,000	Sumitomo Heavy Industries (a)	37,278
1,300	Sumitomo Real Estate Sales (a)	35,335
6,200	Wacom (a)	32,146

		408,767

	Mexico – 1.60%
19,650	Mexico Real Estate Management SA de CV, REIT	29,740

	Norway – 1.88%
1,625	Kongsberg Gruppen ASA (a)	34,918

	Panama – 1.76%
1,030	Banco Latinoamericano de Comercio Exterior SA	32,723

	Singapore – 3.32%
24,000	CDL Hospitality Trusts, REIT	31,107
20,000	OSIM International	30,683

		61,790

	Switzerland – 3.81%
1,540	GAM Holding AG (a)	34,744
55	Kaba Holding AG (a)	36,122

		70,866

	United Kingdom – 16.22%
3,100	BrainJuicer Group	19,502
910	Dialog Semiconductor (a) *	41,031
11,500	Electrocomponents (a)	42,488
5,200	Intermediate Capital Group (a)	41,998
3,375	Northgate	33,415
5,825	SThree	33,329
1,010	Ted Baker (a)	44,113

See accompanying Notes to Financial Statements.

61

Aston Funds

ASTON/TAMRO International Small Cap Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United Kingdom (continued)
1,520	Victrex (a)	$46,005

		301,881

	Virgin Islands (British) – 2.29%
7,100	Arcos Dorados Holdings *	42,600

	Total Common Stocks (Cost $1,670,824)	1,785,741

PREFERRED STOCK – 1.48%

	Germany – 1.48%
330	Biotest AG (a)	27,681

		27,681

	Total Preferred Stock (Cost $34,213)	27,681

INVESTMENT COMPANY – 3.96%

73,673	BlackRock Liquidity Funds TempFund Portfolio	73,673

	Total Investment Company (Cost $73,673)	73,673

Total Investments – 101.36% (Cost $1,778,710)**		1,887,095

Net Other Assets and Liabilities – (1.36)%		(25,367)

Net Assets – 100.00%		$1,861,728

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation	$153,387
Gross unrealized depreciation	(45,002)

Net unrealized appreciation	$108,385

(a)	Securities with a total aggregate market value of $1,308,233 or 70.27% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

62

Aston Funds

ASTON/Harrison Street Real Estate Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.57%

	Diversified – 18.49%
8,924	American Tower	$843,586
7,128	DuPont Fabros Technology	222,037
4,711	EPR Properties	271,683
7,362	Geo Group	287,118
24,862	Spirit Realty Capital	280,692
4,472	Vornado Realty Trust	462,807

		2,367,923

	Healthcare – 11.53%
6,282	LTC Properties	273,016
12,803	Omega Healthcare Investors	462,060
10,770	Ventas	742,053

		1,477,129

	Hotels – 6.87%
10,531	Chesapeake Lodging Trust	334,359
3,408	Hyatt Hotels Corp, Class A *	197,834
29,696	Strategic Hotels & Resorts *	347,443

		879,636

	Industrial – 2.56%
15,106	STAG Industrial	328,253

	Office Properties – 14.34%
14,131	BioMed Realty Trust	293,218
4,607	Boston Properties	609,552
7,033	CyrusOne	228,432
7,206	Hudson Pacific Properties	217,333
3,994	SL Green Realty	488,706

		1,837,241

Shares		Market Value

	Residential – 13.72%
9,392	Equity Residential	$693,693
2,482	Essex Property Trust	550,880
15,647	UDR	512,752

		1,757,325

	Retail – 20.94%
9,726	Acadia Realty Trust	300,534
7,157	Agree Realty	220,293
17,175	Kimco Realty	413,918
12,567	Retail Opportunity Investments	210,874
7,053	Simon Property Group	1,280,049
3,566	Taubman Centers	256,788

		2,682,456

	Storage – 9.65%
10,566	Extra Space Storage	696,616
6,168	Sovran Self Storage	538,713

		1,235,329

	Telecommunications Equipment – 1.47%
1,624	SBA Communications *	188,092

	Total Common Stocks (Cost $12,779,222)	12,753,384

INVESTMENT COMPANY – 0.66%

84,955	BlackRock Liquidity Funds TempFund Portfolio	84,955

	Total Investment Company (Cost $84,955)	84,955

Total Investments – 100.23% (Cost $12,864,177)**		12,838,339

Net Other Assets and Liabilities – (0.23)%		(29,409)

Net Assets – 100.00%		$12,808,930

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$422,192
Gross unrealized depreciation	(448,030)

Net unrealized depreciation	$(25,838)

See accompanying Notes to Financial Statements.

63

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2015

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 59.50%

	Consumer Discretionary – 9.18%
5,700	Carnival	$250,629
3,200	Dollar General	232,672
5,100	Dollar Tree *	389,691
2,300	NIKE, Class B	227,332
10,600	Starbucks	525,548
6,050	TJX	390,467

		2,016,339

	Consumer Staples – 12.97%
6,600	Colgate-Palmolive	444,048
1,400	Costco Wholesale	200,270
4,750	Estee Lauder, Class A	386,127
15,750	Mondelez International, Class A	604,327
6,720	PepsiCo	639,206
2,450	Procter & Gamble	194,799
4,600	Walgreens Boots Alliance	381,478

		2,850,255

	Energy – 0.84%
2,300	Occidental Petroleum	184,230

	Financials – 1.79%
1,800	State Street	138,816
4,600	Wells Fargo	253,460

		392,276

	Healthcare – 18.13%
11,250	Abbott Laboratories	522,225
1,885	Actavis PLC (Ireland) *	533,191
2,350	AmerisourceBergen	268,605
2,156	Amgen	340,454
1,039	Biogen Idec *	388,513
1,200	Celgene *	129,672
3,800	Cerner *	272,878
4,000	Gilead Sciences *	402,040

Shares		Market Value

	Healthcare (continued)
2,900	McKesson	$647,860
3,800	Thermo Fisher Scientific	477,584

		3,983,022

	Industrials – 5.03%
3,600	Honeywell International	363,312
1,496	Union Pacific	158,920
3,300	United Parcel Service, Class B	331,749
1,013	WW Grainger	251,660

		1,105,641

	Information Technology – 10.26%
3,650	Accenture PLC, Class A (Ireland)	338,172
4,300	Cognizant Technology Solutions, Class A *	251,722
3,000	Facebook, Class A *	236,310
727	Google, Class A *	398,956
3,100	MasterCard, Class A	279,651
2,400	QUALCOMM	163,200
8,868	Visa, Class A	585,731

		2,253,742

	Materials – 1.30%
2,500	Monsanto	284,900

	Total Common Stocks (Cost $10,693,355)	13,070,405

Par Value

CORPORATE NOTES AND BONDS – 22.62%

	Consumer Staples – 2.85%
$275,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	304,377
300,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	321,098

		625,475

	Energy – 1.39%
300,000	Chevron Senior Unsecured Notes 1.718%, 06/24/18	304,030

	Financials – 7.15%
300,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	334,347
300,000	Goldman Sachs Group Senior Unsecured Notes 3.625%, 02/07/16	306,222
300,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	328,379

See accompanying Notes to Financial Statements.

64

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$300,000	U.S. Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	$301,520
300,000	Wells Fargo & Co Senior Unsecured Notes, MTN 2.150%, 01/30/20	300,251

		1,570,719

	Healthcare – 2.90%
250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	336,312
300,000	Pfizer Senior Unsecured Notes 1.100%, 05/15/17	301,525

		637,837

	Industrials – 1.45%
300,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	318,556

	Information Technology – 6.88%
300,000	Apple Senior Unsecured Notes 1.000%, 05/03/18	298,653
300,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	312,218
275,000	EMC Senior Unsecured Notes 1.875%, 06/01/18	278,183
300,000	Google Senior Unsecured Notes 3.625%, 05/19/21	326,504
300,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	296,664

		1,512,222

	Total Corporate Notes and Bonds (Cost $4,821,534)	4,968,839

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.53%

	Fannie Mae – 0.13%
8,295	7.500%, 02/01/35 Pool # 787557	8,796
2,880	7.500%, 04/01/35 Pool # 819231	3,076
14,256	6.000%, 11/01/35 Pool # 844078	16,277

		28,149

Par Value		Market Value

	Freddie Mac – 1.76%
$7,936	5.500%, 12/01/20 Gold Pool # G11820	$8,604
375,000	1.000%, 09/29/17	377,631

		386,235

	Ginnie Mae – 0.03%
6,945	5.500%, 02/15/39 Pool # 698060	7,847

	U.S. Treasury Bonds – 3.72%
225,000	5.375%, 02/15/31	313,769
300,000	3.500%, 02/15/39	343,102
150,000	3.125%, 11/15/41	161,555

		818,426

	U.S. Treasury Notes – 7.89%
225,000	4.500%, 02/15/16	232,682
250,000	2.625%, 04/30/16	255,860
250,000	4.625%, 02/15/17	268,223
250,000	1.500%, 01/31/19	253,047
375,000	2.125%, 08/15/21	383,994
325,000	2.500%, 05/15/24	338,660

		1,732,466

	Total U.S. Government and Agency Obligations (Cost $2,855,651)	2,973,123

Shares

INVESTMENT COMPANY – 3.22%

706,153	BlackRock Liquidity Funds TempFund Portfolio	706,153

	Total Investment Company (Cost $706,153)	706,153

Total Investments – 98.87% (Cost $19,076,693)**		21,718,520

Net Other Assets and Liabilities – 1.13%		249,053

Net Assets – 100.00%		$21,967,573

*	Non-income producing security.
**	At April 30, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,742,205
Gross unrealized depreciation	(100,378)

Net unrealized appreciation	$2,641,827

MTN	Medium Term Note

See accompanying Notes to Financial Statements.

65

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2015

Schedule of Investments (unaudited) – continued

Portfolio Composition
Common Stocks	60%
U.S. Government and Agency Obligations	13%
Investment Company	4%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	5%
Aa	11%
A	7%

100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Investments designated N/R are not rated by either rating agency. Credit quality ratings are subject to change.

See accompanying Notes to Financial Statements.

66

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Aston Funds

April 30, 2015

Statements of Assets and Liabilities (unaudited)

	Cornerstone Large Cap Value Fund	Fairpointe Focused Equity Fund

ASSETS:
Investments:
Investments at cost	$148,523,620	$6,105,854
Net unrealized appreciation	3,276,522	190,078

Total investments at value	151,800,142	6,295,932
Receivables:
Dividends and interest	46,508	2,827
Dividend reclaims	5,317	—
Fund shares sold	83,328	—
Investments sold	1,054,505	64,290
Due from Adviser, net (Note G)	—	9,800
Other assets	1,075	38,984

Total assets	152,990,875	6,411,833

LIABILITIES:
Payables:
Dividend distribution	—	—
Investments purchased	—	145,833
Fund shares redeemed	423,547	—
Due to Adviser, net (Note G)	100,523	—
Administration fees (Note G)	6,592	2,258
Distribution fees (Note G)	1,547	57
Audit and tax fees	11,835	7,589
Custodian fees	11,220	413
Transfer agent fees	10,529	2,376
Offering costs	—	58,224
Accrued expenses and other payables	7,411	9,270

Total liabilities	573,204	226,020

NET ASSETS	$152,417,671	$6,185,813

NET ASSETS CONSIST OF:
Paid-in capital	$163,341,268	$5,910,663
Accumulated undistributed (distribution in excess of) net investment income (loss)	244,332	14,021
Accumulated net realized gain (loss) on investments	(14,444,451)	71,051
Net unrealized appreciation on investments	3,276,522	190,078

TOTAL NET ASSETS	$152,417,671	$6,185,813

Class N:
Net Assets	$56,060,806	$2,091,793
Shares of beneficial interest outstanding (unlimited authorization)	3,725,969	200,054
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$15.05	$10.46

Class I:
Net Assets	$96,356,865	$4,094,020
Shares of beneficial interest outstanding (unlimited authorization)	6,389,998	391,185
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$15.08	$10.47

Class R:
Net Assets	$—	$—
Shares of beneficial interest outstanding (unlimited authorization)	—	—
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$—	$—

See accompanying Notes to Financial Statements.

68

Aston Funds

Herndon Large Cap Value Fund	Montag & Caldwell Growth Fund	TAMRO Diversified Equity Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund

$122,421,490	$2,154,403,939	$30,780,768	$783,709,878	$128,180,127	$4,806,495,432	$8,549,697
18,175,534	285,926,158	12,565,457	207,506,573	14,458,858	929,881,173	1,936,214

140,597,024	2,440,330,097	43,346,225	991,216,451	142,638,985	5,736,376,605	10,485,911

124,785	2,846,022	19,966	1,270,476	179,089	846,969	3,424
—	—	—	9,544	—	—	—
185,576	1,795,973	42,348	784,340	83,670	6,180,977	—
—	92,876,815	—	—	—	58,057,633	—
—	—	—	—	—	—	193
10,044	35,264	373	8,123	929	53,330	97

140,917,429	2,537,884,171	43,408,912	993,288,934	142,902,673	5,801,515,514	10,489,625

—	—	—	170,837	8,776	—	—
—	27,489,899	46,040	1,855,342	32,145	37,671,646	86,391
244,184	23,017,705	20,482	1,402,343	239,323	8,444,908	—
122,508	1,601,585	20,825	574,450	82,186	3,350,052	—
6,509	108,470	3,048	37,229	6,529	205,810	1,720
286	24,736	587	6,777	178	66,673	144
10,340	16,962	10,097	12,560	12,560	16,957	10,097
4,277	45,703	1,325	14,946	2,901	55,741	53
11,795	379,821	6,929	209,670	12,582	1,121,426	5,800
—	—	—	—	—	—	—
6,137	199,781	6,102	41,835	16,951	236,398	4,598

406,036	52,884,662	115,435	4,325,989	414,131	51,169,611	108,803

$140,511,393	$2,484,999,509	$43,293,477	$988,962,945	$142,488,542	$5,750,345,903	$10,380,822

$120,573,087	$1,667,199,361	$27,527,009	$725,911,004	$125,838,015	$4,383,298,105	$7,604,001
289,364	5,436,605	1,756	(1,419,801)	(172,071)	1,416,969	(21,306)
1,473,408	526,437,385	3,199,255	56,965,169	2,363,740	435,749,656	861,913
18,175,534	285,926,158	12,565,457	207,506,573	14,458,858	929,881,173	1,936,214

$140,511,393	$2,484,999,509	$43,293,477	$988,962,945	$142,488,542	$5,750,345,903	$10,380,822

$10,390,753	$872,677,702	$20,971,838	$244,562,361	$6,430,151	$2,410,369,765	$5,130,950
727,631	34,240,830	1,172,415	18,396,848	472,699	56,887,485	433,974

$14.28	$25.49	$17.89	$13.29	$13.60	$42.37	$11.82

$130,120,640	$1,606,176,562	$22,321,639	$744,400,584	$136,058,391	$3,339,976,138	$5,249,872
9,134,420	62,731,300	1,241,282	56,039,651	9,997,175	77,104,186	443,155

$14.25	$25.60	$17.98	$13.28	$13.61	$43.32	$11.85

$—	$6,145,245	$—	$—	$—	$—	$—
—	244,905	—	—	—	—	—

$—	$25.09	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

69

Aston Funds

April 30, 2015

Statements of Assets and Liabilities (unaudited)

	LMCG Small Cap Growth Fund	River Road Independent Value Fund

ASSETS:
Investments:
Investments at cost	$109,547,180	$457,784,018
Affiliated Investment at cost (Note G)	—	—
Net unrealized appreciation (depreciation)	8,428,115	(1,697,985)

Total investments at value	117,975,295	456,086,033
Total affilated investments at value (Note G)	—	—
Cash	—	—
Receivables:
Dividends and interest	4,698	11
Fund shares sold	1,428,068	771,649
Investments sold	1,407,462	2,674,516
Other assets	3,731	4,276

Total assets	120,819,254	459,536,485

LIABILITIES:
Payables:
Dividend distribution	—	—
Investments purchased	3,886,619	—
Fund shares redeemed	143,165	4,284,555
Due to Adviser, net (Note G)	78,087	381,096
Administration fees (Note G)	5,420	17,897
Distribution fees (Note G)	2,090	7,200
Audit and tax fees	10,097	10,097
Custodian fees	1,662	7,512
Transfer agent fees	11,033	91,822
Accrued expenses and other payables	1,577	47,559
Call options written, at value (premiums received $5,308,690)	—	—

Total liabilities	4,139,750	4,847,738

NET ASSETS	$116,679,504	$454,688,747

NET ASSETS CONSIST OF:
Paid-in capital	$106,577,991	$472,060,221
Accumulated undistributed (distribution in excess of) net investment income (loss)	(376,251)	(2,802,440)
Accumulated net realized gain (loss) on investments, purchased and written options and capital gain distributions received	2,049,649	(12,871,049)
Net unrealized appreciation (depreciation) on investments and purchased and written options	8,428,115	(1,697,985)

TOTAL NET ASSETS	$116,679,504	$454,688,747

Class N:
Net Assets	$75,529,467	$261,050,459
Shares of beneficial interest outstanding (unlimited authorization)	4,905,776	25,314,346
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$15.40	$10.31

Class I:
Net Assets	$41,150,037	$193,638,288
Shares of beneficial interest outstanding (unlimited authorization)	2,646,402	18,580,802
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$15.55	$10.42

See accompanying Notes to Financial Statements.

70

Aston Funds

April 30, 2015

River Road Select Value Fund	River Road Small Cap Value Fund	Silvercrest Small Cap Fund	TAMRO Small Cap Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Anchor Capital Enhanced Equity Fund

$122,256,173	$230,070,128	$108,756,657	$533,048,607	$351,334,569	$52,319,384	$196,104,086
—	—	—	—	9,740,460	—	—
10,772,697	46,937,927	4,205,088	167,837,779	2,126,250	2,749,447	18,452,023

133,028,870	277,008,055	112,961,745	700,886,386	353,389,672	55,068,831	214,556,109
—	—	—	—	9,811,607	—	—
—	—	29,143	—	1,398	—	49,449

61,621	10,671	43,477	48,091	2,714,179	454,632	349,998
952	204,623	177,423	770,658	1,085,545	4,621	704,309
1,902,497	258,326	—	1,826,015	4,110,944	—	13,480
5,607	2,097	494	6,436	20,285	373	1,494

134,999,547	277,483,772	113,212,282	703,537,586	371,133,630	55,528,457	215,674,839

86	—	77	—	128,771	6,584	—
771,192	1,672,022	1,482,102	3,906,360	5,158,531	—	7,020
1,911,150	578,830	185,148	846,554	550,802	61,240	633,465
113,654	206,322	94,509	537,367	146,704	14,720	123,248
6,673	11,553	5,677	27,477	23,526	6,780	8,047
195	722	149	7,902	3,197	1,045	2,772
11,835	11,835	10,097	12,077	16,900	13,735	11,202
4,380	3,414	1,660	18,060	4,968	2,088	14,661
13,700	83,987	15,641	168,456	14,052	8,030	21,408
9,673	19,058	14,860	56,643	7,195	8,942	15,201
—	—	—	—	—	—	6,812,124

2,842,538	2,587,743	1,809,920	5,580,896	6,054,646	123,164	7,649,148

$132,157,009	$274,896,029	$111,402,362	$697,956,690	$365,078,984	$55,405,293	$208,025,691

$116,736,588	$223,780,209	$103,418,168	$452,901,640	$366,365,759	$56,193,357	$194,722,777
(199,768)	(370,098)	75,044	(6,002,514)	(626,987)	(812)	376,537

4,847,492	4,547,991	3,704,062	83,219,785	(2,786,038)	(3,536,699)	(4,022,212)
10,772,697	46,937,927	4,205,088	167,837,779	2,126,250	2,749,447	16,948,589

$132,157,009	$274,896,029	$111,402,362	$697,956,690	$365,078,984	$55,405,293	$208,025,691

$7,004,497	$26,001,238	$5,288,133	$279,247,414	$116,756,279	$38,047,589	$100,749,835
899,198	2,129,747	348,176	14,140,249	10,728,830	3,510,653	10,352,613

$7.79	$12.21	$15.19	$19.75	$10.88	$10.84	$9.73

$125,152,512	$248,894,791	$106,114,229	$418,709,276	$248,322,705	$17,357,704	$107,275,856
15,825,722	20,230,586	6,948,945	20,452,055	22,831,940	1,601,272	11,011,117

$7.91	$12.30	$15.27	$20.47	$10.88	$10.84	$9.74

See accompanying Notes to Financial Statements.

71

Aston Funds

April 30, 2015

Statements of Assets and Liabilities (unaudited)

	Lake Partners LASSO Alternatives Fund	River Road Long-Short Fund

ASSETS:
Investments:
Investments at cost	$314,352,452	$199,880,761
Net unrealized appreciation (depreciation)	10,910,261	8,683,989

Total investments at value	325,262,713	208,564,750
Foreign currency (Cost $35,741)	—	134,220
Cash	778,000	1,794,904
Segregated Cash (Note B-5)	—	32,054,567
Receivables:
Dividends and interest	86,142	162,501
Dividend reclaims	—	14,964
Fund shares sold	756,222	651,842
Investments sold	—	2,338,610
Due from Adviser, net (Note G)	—	—
Deferred offering costs (Note B-13)	—	—
Other assets	25,324	1,418

Total assets	326,908,401	245,717,776

LIABILITIES:
Payables:
Interest and dividends on securities sold short	—	3,944
Investments purchased	5,011,703	7,283,796
Fund shares redeemed	510,118	437,510
Due to Adviser, net (Note G)	257,173	210,792
Administration fees (Note G)	12,866	8,148
Distribution fees (Note G)	1,808	2,829
Audit and tax fees	11,202	11,928
Custodian fees	4,738	7,464
Transfer agent fees	31,539	14,260
Offering costs	—	—
Accrued expenses and other payables	14,213	21,090
Securities sold short, at value (proceeds $53,361,998)	—	53,829,167

Total liabilities	5,855,360	61,830,928

NET ASSETS	$321,053,041	$183,886,848

NET ASSETS CONSIST OF:
Paid-in capital	$295,051,084	$184,220,877
Accumulated undistributed (distribution in excess of) net investment income (loss)	(2,724,787)	(843,917)
Accumulated net realized gain (loss) on investments, securities sold short, foreign currency transactions and capital gain distributions received	17,816,483	(7,709,513)
Net unrealized appreciation (depreciation) on investments, securities sold short, and translation of assets and liabilities in foreign currency	10,910,261	8,219,401

TOTAL NET ASSETS	$321,053,041	$183,886,848

Class N:
Net Assets	$65,372,786	$102,377,389
Shares of beneficial interest outstanding (unlimited authorization)	4,968,437	8,870,157
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$13.16	$11.54

Class I:
Net Assets	$255,680,255	$81,509,459
Shares of beneficial interest outstanding (unlimited authorization)	19,384,541	7,020,685
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$13.19	$11.61

See accompanying Notes to Financial Statements.

72

Aston Funds

Barings International Fund	Guardian Capital Global Dividend Fund	LMCG Emerging Markets Fund	Pictet International Fund	TAMRO International Small Cap Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$18,811,246	$4,158,406	$3,696,784	$32,400,792	$1,778,710	$12,864,177	$19,076,693
2,441,968	310,887	335,480	2,240,863	108,385	(25,838)	2,641,827

21,253,214	4,469,293	4,032,264	34,641,655	1,887,095	12,838,339	21,718,520
11,715	2,366	35,435	431,916	—	—	—
—	—	—	—	—	—	4,030
—	—	—	—	—	—	—

81,239	11,883	3,041	87,532	5,359	5,433	70,125
110,960	3,212	—	13,280	361	1,916	—
—	500	—	143,111	—	482	291
49,493	4,298	—	149,130	25,184	—	320,389
—	7,409	9,316	—	12,406	—	—
—	—	—	—	38,795	—	—
179	6,049	8,585	6,200	9	98	169

21,506,800	4,505,010	4,088,641	35,472,824	1,969,209	12,846,268	22,113,524

—	—	—	—	—	—	—
55,079	11,176	—	229,813	25,320	—	104,726
—	—	—	11,366	—	—	175
4,553	—	—	15,380	—	1,829	8,598
8,504	2,917	4,874	4,645	1,748	1,696	3,020
10	30	21	29	32	342	225
11,835	11,835	14,804	11,835	8,956	10,823	13,735
13,945	3,762	17,133	4,303	1,520	2,674	1,424
7,030	3,917	4,032	4,360	2,667	5,870	5,973
—	—	—	—	58,224	—	—
4,005	644	1,269	1,196	9,014	14,104	8,075
—	—	—	—	—	—	—

104,961	34,281	42,133	282,927	107,481	37,338	145,951

$21,401,839	$4,470,729	$4,046,508	$35,189,897	$1,861,728	$12,808,930	$21,967,573

$18,941,855	$4,191,041	$4,055,607	$33,043,313	$1,755,151	$23,623,419	$18,741,063

82,402	29,855	(3,622)	83,346	5,564	59,644	(339,932)

(51,556)	(61,085)	(340,613)	(179,809)	(7,347)	(10,848,295)	924,615
2,429,138	310,918	335,136	2,243,047	108,360	(25,838)	2,641,827

$21,401,839	$4,470,729	$4,046,508	$35,189,897	$1,861,728	$12,808,930	$21,967,573

$354,775	$1,082,275	$748,122	$1,054,783	$1,144,122	$12,070,061	$20,255,286
55,115	101,286	76,321	105,907	106,175	972,516	874,865

$6.44	$10.69	$9.80	$9.96	$10.78	$12.41	$23.15

$21,047,064	$3,388,454	$3,298,386	$34,135,114	$717,606	$738,869	$1,712,287
3,267,484	317,479	335,417	3,419,462	66,529	59,896	74,213

$6.44	$10.67	$9.83	$9.98	$10.79	$12.34	$23.07

See accompanying Notes to Financial Statements.

73

Aston Funds

For the Six Months Ended April 30, 2015

Statements of Operations (unaudited)

	Cornerstone Large Cap Value Fund	Fairpointe Focused Equity Fund(a)
INVESTMENT INCOME:
Dividends	$1,689,273	$31,409
Less: foreign taxes withheld	(12,743)	(317)

Total investment income	1,676,530	31,092

EXPENSES:
Investment advisory fees (Note G)	633,115	14,162
Distribution expenses (Note G)(b)	73,033	1,139
Transfer agent fees	67,352	8,940
Administration fees (Note G)	41,790	6,195
Custodian fees	14,746	2,104
Audit and tax fees	10,813	7,589
Legal fees	1,293	14
Registration expenses	17,356	11,487
Amortization of offering costs (Note B-13)	—	21,041
Reports to shareholder expense	3,751	88
Trustees fees and related expenses (Note G)	5,594	66
Other expenses	5,566	1,771

Total expenses before waiver/reimbursements/recoupment	874,409	74,596

Less: Investment advisory fees waived (Note G)	—	(14,162)
Less: Expenses reimbursed (Note G)	—	(43,363)
Plus: Expenses recouped (Note G)	—	—

Net expenses	874,409	17,071

NET INVESTMENT INCOME (LOSS)	802,121	14,021

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,582,945	71,051
Net change in unrealized appreciation (depreciation) on investments	(6,119,169)	190,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,536,224)	261,129

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,734,103)	$275,150

(a)	The inception date for Fairpointe Focused Equity Fund is December 24, 2014.
(b)	Distribution expense is incurred at the Class N level for all funds except the Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $1,380,024 and $18,260, respectively.

See accompanying Notes to Financial Statements.

74

Aston Funds

Herndon Large Cap Value Fund	Montag & Caldwell Growth Fund	TAMRO Diversified Equity Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund

$1,310,656	$25,647,637	$259,759	$13,363,992	$1,830,802	$36,002,316	$37,966
—	—	—	(152,779)	(20,735)	(101,615)	(190)

1,310,656	25,647,637	259,759	13,211,213	1,810,067	35,900,701	37,776

571,667	11,578,616	191,964	3,640,362	480,591	20,281,386	44,131
14,609	1,398,284	30,047	344,895	8,464	3,016,454	7,163
56,956	1,305,100	32,447	354,705	48,671	2,309,917	15,098
38,861	800,120	18,135	236,774	37,682	1,272,936	9,709
5,099	63,466	2,550	20,486	3,674	83,034	1,222
9,222	15,926	9,072	11,258	11,258	15,928	9,072
1,202	32,754	391	9,068	1,046	46,784	59
17,852	51,490	14,813	22,811	22,811	53,983	14,380
—	—	—	—	—	—	—
3,620	162,112	1,463	21,918	3,032	249,265	202
5,059	134,721	1,694	37,502	4,642	200,620	237
5,450	88,643	3,495	25,715	5,055	96,310	2,654

729,597	15,631,232	306,071	4,725,494	626,926	27,626,617	103,927

—	—	(48,068)	—	—	—	(44,131)
—	—	—	—	—	—	(714)
35,325	—	—	—	—	—	—

764,922	15,631,232	258,003	4,725,494	626,926	27,626,617	59,082

545,734	10,016,405	1,756	8,485,719	1,183,141	8,274,084	(21,306)

1,849,704	535,116,918	3,260,838	54,995,667	2,259,877	436,268,285	899,037
(1,031,369)	(399,752,927)	(1,983,900)	(23,219,800)	1,166,591	(32,752,447)	(150,793)

818,335	135,363,991	1,276,938	31,775,867	3,426,468	403,515,838	748,244

$1,364,069	$145,380,396	$1,278,694	$40,261,586	$4,609,609	$411,789,922	$726,938

See accompanying Notes to Financial Statements.

75

Aston Funds

For the Six Months Ended April 30, 2015

Statements of Operations (unaudited)

	LMCG Small Cap Growth Fund	River Road Independent Value Fund
INVESTMENT INCOME:
Dividends	$124,739	$828,396
Dividends from affiliated security	—	—
Less: foreign taxes withheld	—	(78,974)
Interest	—	—

Total investment income	124,739	749,422

EXPENSES:
Investment advisory fees (Note G)	392,903	2,715,083
Distribution expenses (Note G)(a)	64,418	338,278
Transfer agent fees	40,798	234,138
Administration fees (Note G)	24,872	126,791
Custodian fees	3,367	11,030
Audit and tax fees	9,072	9,072
Legal fees	399	5,399
Registration expenses	17,356	26,779
Reports to shareholder expense	3,597	33,105
Trustees fees and related expenses (Note G)	2,196	20,626
Other expenses	3,522	16,184

Total expenses before waivers/reimbursements	562,500	3,536,485

Less: Investment advisory fees waived (Note G)	(65,889)	(21,560)

Net expenses	496,611	3,514,925

NET INVESTMENT INCOME (LOSS)	(371,872)	(2,765,503)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,219,183	(1,424,044)
Net realized gain on affiliated investments	—	—
Net realized gain (loss) on purchased options	—	—
Net realized gain (loss) on written options	—	—
Capital gain distributions received	—	—
Net change in unrealized appreciation (depreciation) on investments	2,855,846	9,390,145
Net change in unrealized appreciation (depreciation) on purchased options	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,075,029	7,966,101

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,703,157	$5,200,598

(a)	Distribution expense is incurred at the Class N level.

See accompanying Notes to Financial Statements.

76

Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	Silvercrest Small Cap Fund	TAMRO Small Cap Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Anchor Capital Enhanced Equity Fund

$733,797	$1,219,557	$650,588	$2,994,273	$6,501	$650	$3,010,152
—	—	—	—	109,374	—	—
(1,220)	(15,302)	—	—	—	—	—
—	—	—	—	6,151,414	948,336	—

732,577	1,204,255	650,588	2,994,273	6,267,289	948,986	3,010,152

752,654	1,268,538	427,057	3,398,498	785,462	146,601	756,458
9,796	46,231	7,303	399,656	80,943	46,368	127,355
75,231	124,436	37,958	313,888	105,293	32,214	97,484
41,118	69,875	26,206	173,955	98,244	26,103	55,302
7,327	7,222	3,799	24,201	12,724	3,515	29,047
10,813	10,813	9,072	10,961	15,876	12,710	10,179
1,440	2,350	544	6,496	1,975	419	1,671
15,868	19,964	21,819	20,828	29,678	15,720	18,911
6,394	7,413	1,493	33,417	9,809	1,157	11,502
5,606	9,917	2,558	27,044	8,356	1,796	7,415
6,098	7,594	3,808	20,173	5,137	3,077	5,326

932,345	1,574,353	541,617	4,429,117	1,153,497	289,680	1,120,650

—	—	(43,199)	—	(87,157)	(59,394)	—

932,345	1,574,353	498,418	4,429,117	1,066,340	230,286	1,120,650

(199,768)	(370,098)	152,170	(1,434,844)	5,200,949	718,700	1,889,502

5,431,627	6,844,762	3,719,349	89,998,942	1,513,344	388,998	8,481,772
—	—	—	—	23,715	—	—
—	—	—	—	—	—	(5,305,837)
—	—	—	—	—	—	(5,657,080)
—	—	—	—	159	—	—
2,638,606	8,395,594	(2,761,495)	(74,212,102)	(599,727)	(335,537)	5,973,694
—	—	—	—	—	—	(553,096)
—	—	—	—	—	—	2,491,387

8,070,233	15,240,356	957,854	15,786,840	937,491	53,461	5,430,840

$7,870,465	$14,870,258	$1,110,024	$14,351,996	$6,138,440	$772,161	$7,320,342

See accompanying Notes to Financial Statements.

77

Aston Funds

For the Six Months Ended April 30, 2015

Statements of Operations (unaudited)

	Lake Partners LASSO Alternatives Fund	River Road Long-Short Fund

INVESTMENT INCOME:
Dividends	$2,550,658	$1,873,379
Less: foreign taxes withheld	—	(179,162)
Interest	—	2,349

Total investment income	2,550,658	1,696,566

EXPENSES:
Investment advisory fees (Note G)	1,866,728	1,177,731
Distribution expenses (Note G) (b)	61,378	127,916
Transfer agent fees	150,067	83,948
Administration fees (Note G)	89,503	51,167
Custodian fees	6,692	9,627
Audit and tax fees	10,179	10,627
Legal fees	3,323	1,756
Registration expenses	36,062	29,257
Interest and dividend expense on securities sold-short	—	964,103
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	12,303	6,624
Trustees fees and related expenses (Note G)	14,687	7,134
Other expenses	9,993	6,793

Total expenses before waivers/reimbursement/recoupment	2,260,915	2,476,683

Less: Investment advisory fees waived (Note G)	(13,850)	—
Less: Expenses reimbursed (Note G)	—	—
Plus: Net expenses recouped (Note G)	—	38,429

Net expenses	2,247,065	2,515,112

NET INVESTMENT INCOME (LOSS)	303,593	(818,546)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	9,595,043	4,222,810
Net realized loss on securities sold short	—	(5,542,841)
Net realized gain (loss) on foreign currency transactions	—	7,246
Capital gain distributions received	8,304,361	—
Net change in unrealized appreciation (depreciation) on investments	(16,524,621)	5,972,013
Net change in unrealized appreciation on securities sold short	—	4,896,424
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currency	—	3,347

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,374,783	9,558,999

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,678,376	$8,740,453

(a)	The inception date for TAMRO International Small Cap Fund is December 23, 2014.
(b)	Distribution expense is incurred at the Class N level.

See accompanying Notes to Financial Statements.

78

Aston Funds

Barings International Fund	Guardian Capital Global Dividend Fund	LMCG Emerging Markets Fund	Pictet International Fund	TAMRO International Small Cap Fund(a)	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$218,678	$92,215	$34,224	$277,544	$13,502	$201,665	$100,159
(14,298)	(4,799)	(4,283)	(19,820)	(1,075)	—	—
—	1	—	—	—	—	92,859

204,380	87,417	29,941	257,724	12,427	201,665	193,018

104,787	17,367	20,035	117,060	4,905	68,668	83,717
414	1,321	885	1,210	731	16,224	10,214
19,703	11,972	12,148	15,304	8,756	19,294	20,061
24,100	11,299	15,258	18,004	5,315	10,007	14,038
21,943	3,513	20,303	10,712	2,474	3,144	1,729
10,813	10,813	13,689	10,813	8,957	9,519	12,710
167	106	36	71	6	107	179
13,885	15,124	14,380	15,124	11,540	15,372	14,877
—	—	—	—	—	—	—
—	24,002	—	33,421	21,205	—	—
303	62	63	211	12	1,067	672
726	147	131	676	21	473	771
2,845	2,560	2,563	2,663	1,774	2,697	2,848

199,686	98,286	99,491	225,269	65,696	146,572	161,816

(78,767)	(17,367)	(20,035)	(74,482)	(4,905)	(53,441)	(28,816)
—	(56,803)	(56,056)	—	(53,928)	—	—
—	—	—	—	—	—	—

120,919	24,116	23,400	150,787	6,863	93,131	133,000

83,461	63,301	6,541	106,937	5,564	108,534	60,018

120,339	(31,295)	(65,932)	(152,667)	(7,817)	1,006,815	933,648
—	—	—	—	—	—	—
(6,532)	8,095	(5,036)	(21,691)	470	(74)	—
—	—	—	—	—	—	—
1,527,522	76,625	198,431	3,040,321	108,385	(1,179,811)	(390,179)
—	—	—	—	—	—	—

(4,245)	147	(217)	3,339	(25)	45	—

1,637,084	53,572	127,246	2,869,302	101,013	(173,025)	543,469

$1,720,545	$116,873	$133,787	$2,976,239	$106,577	$(64,491)	$603,487

See accompanying Notes to Financial Statements.

79

Aston Funds

Statements of Changes in Net Assets

	Cornerstone Large Cap Value Fund		Fairpointe Focused Equity Fund
	Six Months Ended		Period Ended
	April 30, 2015	Year Ended	April 30, 2015(a)
	(unaudited)	October 31, 2014	(unaudited)
NET ASSETS at Beginning of Period	$163,910,660	$62,648,378	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	802,121	1,017,771	14,021
Net realized gain on investments	3,582,945	6,701,835	71,051
Net change in unrealized appreciation (depreciation) on investments	(6,119,169)	2,552,837	190,078

Net increase (decrease) in net assets from operations	(1,734,103)	10,272,443	275,150

Distributions to shareholders from:
Net investment income:
Class N	(453,376)	(102,489)	—
Class I	(916,253)	(297,744)	—
Class R	—	—	—
Net realized gain on investments:
Class N	—	—	—
Class I	—	—	—
Class R	—	—	—

Total distributions	(1,369,629)	(400,233)	—

Capital share transactions:
Proceeds from sales of shares:
Class N	5,959,864	46,807,591	2,038,222(b	)
Class I	9,559,771	71,518,302	3,879,199(b	)
Class R	—	—	—
Proceeds from reinvestment of distributions:
Class N	443,961	97,214	—
Class I	892,106	290,077	—
Class R	—	—	—
Cost of shares redeemed:
Class N	(9,883,643)	(12,358,613)	(6,758)
Class I	(15,361,316)	(14,964,499)	—
Class R	—	—	—

Net increase (decrease) from capital share transactions	(8,389,257)	91,390,072	5,910,663

Total increase (decrease) in net assets	(11,492,989)	101,262,282	6,185,813

NET ASSETS at End of Period	$152,417,671	$163,910,660	$6,185,813

Undistributed net investment income	$244,332	$811,840	$14,021

(a)	The inception date for Fairpointe Focused Equity Fund is December 24, 2014.
(b)	Fairpointe Focused Equity Fund had a subscription-in-kind in the amount of $2,333,718 on December 24, 2014. The subscription was composed of securities, cash, and dividends accrued in the amounts of $2,305,531, $26,148 and $2,039, respectively.

See accompanying Notes to Financial Statements.

80

Aston Funds

Herndon Large Cap Value Fund		Montag & Caldwell Growth Fund		TAMRO Diversified Equity Fund
Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2015	Year Ended	April 30, 2015	Year Ended	April 30, 2015	Year Ended
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
$153,445,046	$122,395,081	$4,136,667,896	$5,235,796,676	$50,721,423	$55,677,027

545,734	1,429,201	10,016,405	23,807,692	1,756	(150,492)
1,849,704	9,189,481	535,116,918	830,078,413	3,260,838	3,506,744
(1,031,369)	3,565,628	(399,752,927)	(344,295,024)	(1,983,900)	4,502,060

1,364,069	14,184,310	145,380,396	509,591,081	1,278,694	7,858,312

(45,034)	(300,533)	(2,061,260)	(12,394,334)	—	—
(1,262,040)	(733,243)	(15,765,431)	(24,280,948)	—	(21,488)
—	—	(2,777)	(34,093)	—	—

(823,682)	(829,848)	(212,615,826)	(147,918,291)	(1,684,542)	(786,608)
(7,930,253)	(1,561,843)	(439,875,742)	(202,241,647)	(1,683,921)	(844,736)
—	—	(1,298,521)	(700,844)	—	—

(10,061,009)	(3,425,467)	(671,619,557)	(387,570,157)	(3,368,463)	(1,652,832)

1,782,727	11,262,099	91,329,544	215,113,264	1,456,068	3,394,402
13,818,536	88,729,125	180,884,591	694,385,708	490,555	3,934,241
—	—	570,902	1,218,147	—	—

868,259	1,130,230	209,112,111	156,933,268	1,525,858	725,967
8,623,751	2,099,431	365,652,584	167,592,670	1,679,348	864,408
—	—	1,092,344	580,629	—	—

(5,402,065)	(44,133,670)	(597,806,719)	(1,264,451,943)	(6,979,033)	(7,815,171)
(23,927,921)	(38,796,093)	(1,374,100,437)	(1,188,092,282)	(3,510,973)	(12,264,931)
—	—	(2,164,146)	(4,429,165)	—	—

(4,236,713)	20,291,122	(1,125,429,226)	(1,221,149,704)	(5,338,177)	(11,161,084)

(12,933,653)	31,049,965	(1,651,668,387)	(1,099,128,780)	(7,427,946)	(4,955,604)

$140,511,393	$153,445,046	$2,484,999,509	$4,136,667,896	$43,293,477	$50,721,423

$289,364	$1,050,704	$5,436,605	$13,249,668	$1,756	$—

See accompanying Notes to Financial Statements.

81

Aston Funds

Statements of Changes in Net Assets (continued)

	River Road Dividend All Cap Value Fund		River Road Dividend All Cap Value Fund II
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014

NET ASSETS at Beginning of Period	$1,138,258,945	$1,228,988,525	$132,696,953	$89,873,662

Increase in net assets from operations:
Net investment income (loss)	8,485,719	38,247,126	1,183,141	3,295,012
Net realized gain on investments	54,995,667	100,414,252	2,259,877	4,129,826
Net change in unrealized appreciation (depreciation) on investments	(23,219,800)	(21,456,186)	1,166,591	4,067,038

Net increase in net assets from operations	40,261,586	117,205,192	4,609,609	11,491,876

Distributions to shareholders from:
Net investment income:
Class N	(2,106,884)	(13,621,324)	(55,093)	(173,767)
Class I	(6,711,688)	(26,859,558)	(1,227,066)	(3,298,001)
Net realized gain on investments:
Class N	(24,073,946)	(26,590,807)	(214,191)	(43,196)
Class I	(65,111,598)	(45,069,967)	(3,926,743)	(981,977)

Total distributions	(98,004,116)	(112,141,656)	(5,423,093)	(4,496,941)

Capital share transactions:
Proceeds from sales of shares:
Class N	20,572,891	62,653,200	673,611	3,999,728
Class I	55,992,035	134,042,328	16,076,847	41,902,478
Proceeds from reinvestment of distributions:
Class N	25,807,259	39,949,265	268,862	215,899
Class I	48,711,403	46,719,016	4,800,140	3,879,481
Cost of shares redeemed:
Class N	(136,404,720)	(202,510,406)	(1,508,866)	(1,213,066)
Class I	(106,232,338)	(176,646,519)	(9,705,521)	(12,956,164)

Net increase (decrease) from capital share transactions	(91,553,470)	(95,793,116)	10,605,073	35,828,356

Total increase (decrease) in net assets	(149,296,000)	(90,729,580)	9,791,589	42,823,291

NET ASSETS at End of Period	$988,962,945	$1,138,258,945	$142,488,542	$132,696,953

Undistributed (distributions in excess of) net investment income (loss)	$(1,419,801)	$(1,086,948)	$(172,071)	$(73,053)

See accompanying Notes to Financial Statements.

82

Aston Funds

Fairpointe Mid Cap Fund		Montag & Caldwell Mid Cap Growth Fund		LMCG Small Cap Growth Fund
Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2015	Year Ended	April 30, 2015	Year Ended	April 30, 2015	Year Ended
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014

$5,963,929,210	$4,892,248,060	$11,500,265	$11,402,187	$52,181,137	$40,540,640

8,274,084	890,017	(21,306)	(63,632)	(371,872)	(350,017)
436,268,285	1,049,016,350	899,037	797,891	3,219,183	3,358,983

(32,752,447)	(389,789,424)	(150,793)	320,711	2,855,846	3,429,213

411,789,922	660,116,943	726,938	1,054,970	5,703,157	6,438,179

(2,292,874)	—	—	—	—	—
(4,564,241)	(3,375,463)	—	—	—	(14,282)

(388,644,763)	(223,568,950)	(403,184)	(1,708,527)	(1,601,490)	(4,374,487)
(533,671,049)	(234,479,219)	(315,621)	—	(873,314)	(1,139,027)

(929,172,927)	(461,423,632)	(718,805)	(1,708,527)	(2,474,804)	(5,527,796)

261,537,072	611,134,453	96,799	411,838	42,822,526	8,647,070
524,719,215	1,427,015,336	1,173,694	3,668,445	26,464,398	9,672,810

374,916,825	215,069,467	401,616	1,673,347	1,532,620	4,189,554
421,110,375	170,521,263	315,621	—	772,122	1,140,513

(437,348,303)	(850,386,062)	(2,974,645)	(5,001,822)	(7,932,697)	(8,150,286)
(841,135,486)	(700,366,618)	(140,661)	(173)	(2,388,955)	(4,769,547)

303,799,698	872,987,839	(1,127,576)	751,635	61,270,014	10,730,114

(213,583,307)	1,071,681,150	(1,119,443)	98,078	64,498,367	11,640,497

$5,750,345,903	$5,963,929,210	$10,380,822	$11,500,265	$116,679,504	$52,181,137

$1,416,969	$—	$(21,306)	$—	$(376,251)	$(4,379)

See accompanying Notes to Financial Statements.

83

Aston Funds

Statements of Changes in Net Assets (continued)

	River Road Independent Value Fund		River Road Select Value Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
NET ASSETS at Beginning of Period	$667,238,002	$725,355,861	$184,553,976	$217,318,502

Increase (decrease) in net assets from operations:
Net investment income (loss)	(2,765,503)	(6,388,141)	(199,768)	(270,098)
Net realized gain (loss) on investments and purchased and written options	(1,424,044)	37,973,231	5,431,627	30,115,873
Net change in unrealized appreciation (depreciation) on investments and purchased and written options	9,390,145	(38,109,822)	2,638,606	(29,790,084)

Net increase (decrease) in net assets from operations	5,200,598	(6,524,732)	7,870,465	55,691

Distributions to shareholders from:
Net investment income:
Class N	—	—	—	(30,707)
Class I	—	—	—	(702,476)
Net realized gain on investments:
Class N	(16,133,453)	(13,027,499)	(1,302,384)	(2,748,770)
Class I	(18,654,429)	(15,234,387)	(23,636,785)	(28,381,897)

Total distributions	(34,787,882)	(28,261,886)	(24,939,169)	(31,863,850)

Capital share transactions:
Proceeds from sales of shares:
Class N	29,645,833	74,910,227	383,299	1,992,585
Class I	18,057,556	154,544,987	2,911,998	29,881,645
Proceeds from reinvestment of distributions:
Class N	16,067,708	12,978,719	1,186,303	2,654,598
Class I	16,055,433	14,687,638	23,099,814	28,799,580
Cost of shares redeemed:
Class N	(56,452,622)	(125,071,162)	(2,093,322)	(12,614,171)
Class I	(206,335,879)	(155,381,650)	(60,816,355)	(51,670,604)

Net increase (decrease) from capital share transactions	(182,961,971)	(23,331,241)	(35,328,263)	(956,367)

Total increase (decrease) in net assets	(212,549,255)	(58,117,859)	(52,396,967)	(32,764,526)

NET ASSETS at End of Period	$454,688,747	$667,238,002	$132,157,009	$184,553,976

Undistributed (distributions in excess of) net investment income (loss)	$(2,802,440)	$(36,937)	$(199,768)	$—

See accompanying Notes to Financial Statements.

84

Aston Funds

River Road Small Cap Value Fund		Silvercrest Small Cap Fund		TAMRO Small Cap Fund
Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2015	Year Ended	April 30, 2015	Year Ended	April 30, 2015	Year Ended
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
$299,221,337	$309,597,171	$68,888,134	$33,267,442	$835,868,756	$1,325,799,376

(370,098)	(163,580)	152,170	135,005	(1,434,844)	(4,876,541)
6,844,762	48,359,630	3,719,349	1,540,966	89,998,942	116,264,947
8,395,594	(46,163,511)	(2,761,495)	2,445,591	(74,212,102)	(117,572,672)

14,870,258	2,032,539	1,110,024	4,121,562	14,351,996	(6,184,266)

—	(125,993)	(10,817)	(229)	—	—
—	(1,180,379)	(144,060)	(56,178)	—	—

(6,051,268)	(12,061,338)	(132,428)	(146,801)	(42,602,557)	(47,504,176)
(35,176,931)	(54,042,337)	(1,405,279)	(1,082,382)	(51,414,056)	(68,914,775)

(41,228,199)	(67,410,047)	(1,692,584)	(1,285,590)	(94,016,613)	(116,418,951)

2,520,794	10,064,979	471,389	4,648,830	10,279,611	48,233,449
31,342,784	87,864,652	63,069,796	34,184,068	47,055,317	124,353,293

6,025,656	12,142,608	143,245	147,030	41,973,876	44,495,639
34,115,956	55,057,909	1,549,339	1,138,560	49,177,354	55,420,970

(27,677,050)	(17,845,889)	(1,914,589)	(2,442,586)	(102,154,043)	(211,736,661)
(44,295,507)	(92,282,585)	(20,222,392)	(4,891,182)	(104,579,564)	(428,094,093)

2,032,633	55,001,674	43,096,788	32,784,720	(58,247,449)	(367,327,403)

(24,325,308)	(10,375,834)	42,514,228	35,620,692	(137,912,066)	(489,930,620)

$274,896,029	$299,221,337	$111,402,362	$68,888,134	$697,956,690	$835,868,756

$(370,098)	$—	$75,044	$77,751	$(6,002,514)	$(4,567,670)

See accompanying Notes to Financial Statements.

85

Aston Funds

Statements of Changes in Net Assets (continued)

	DoubleLine Core Plus Fixed Income Fund		TCH Fixed Income Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
NET ASSETS at Beginning of Period	$207,345,624	$176,385,864	$52,148,980	$54,512,660

Increase (decrease) in net assets from operations:
Net investment income (loss)	5,200,949	5,528,276	718,700	1,750,503
Net realized gain (loss) on investments, affiliated investments, purchased and written options, capital gain distributions, securities sold short and foreign currency transactions	1,537,218	(860,472)	388,998	937,543
Net change in unrealized appreciation (depreciation) on investments, purchased and written options, securities sold short and translation of assets and liabilities denominated in foreign currency	(599,727)	3,161,286	(335,537)	153,019

Net increase (decrease) in net assets from operations	6,138,440	7,829,090	772,161	2,841,065

Distributions to shareholders from:
Net investment income:
Class N	(1,261,532)	(1,658,186)	(556,092)	(1,513,765)
Class I	(4,189,433)	(4,001,526)	(264,848)	(444,550)
Net realized gain on investments:
Class N	—	—	—	—
Class I	—	—	—	—

Total distributions	(5,450,965)	(5,659,712)	(820,940)	(1,958,315)

Capital share transactions:
Proceeds from sales of shares:
Class N	88,624,982	23,358,553	3,165,883	5,903,056
Class I	112,520,606	109,666,232	5,737,684	9,601,364
Proceeds from reinvestment of distributions:
Class N	1,158,611	1,513,332	527,326	1,435,599
Class I	3,657,095	3,409,741	259,077	433,047
Cost of shares redeemed:
Class N	(22,302,863)	(42,728,442)	(2,563,963)	(16,909,433)
Class I	(26,612,546)	(66,429,034)	(3,820,915)	(3,710,063)
Capital Contribution (Note G):
Class N	—	—	—	—
Class I	—	—	—	—

Net increase (decrease) from capital share transactions	157,045,885	28,790,382	3,305,092	(3,246,430)

Total increase (decrease) in net assets	157,733,360	30,959,760	3,256,313	(2,363,680)

NET ASSETS at End of Period	$365,078,984	$207,345,624	$55,405,293	$52,148,980

Undistributed (distributions in excess of) net investment income (loss)	$(626,987)	$(376,971)	$(812)	$101,428

See accompanying Notes to Financial Statements.

86

Aston Funds

Anchor Capital Enhanced Equity Fund		Lake Partners LASSO Alternatives Fund		River Road Long-Short Fund
Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2015	Year Ended	April 30, 2015	Year Ended	April 30, 2015	Year Ended
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
$210,964,549	$159,761,924	$521,542,660	$470,862,793	$219,410,621	$180,141,159

1,889,502	3,494,860	303,593	(1,496,938)	(818,546)	(3,311,713)

(2,481,145)	(487,554)	17,899,404	18,553,737	(1,312,785)	2,468,897

7,911,985	2,733,967	(16,524,621)	(448,365)	10,871,784	(8,658,331)

7,320,342	5,741,273	1,678,376	16,608,434	8,740,453	(9,501,147)

(799,016)	(1,760,434)	(15,074)	(378,809)	—	—
(1,041,818)	(1,547,989)	(1,016,136)	(3,788,207)	—	—

—	—	(1,747,938)	(186,666)	(2,666,296)	(2,911,026)
—	—	(13,332,770)	(1,404,331)	(2,591,486)	(2,032,930)

(1,840,834)	(3,308,423)	(16,111,918)	(5,758,013)	(5,257,782)	(4,943,956)

11,212,843	35,023,834	30,999,471	21,759,727	19,859,633	94,199,671
27,987,262	71,169,669	68,780,903	136,099,370	15,021,722	106,897,007

780,171	1,731,451	1,751,278	544,810	2,640,850	2,838,180
779,206	1,151,589	10,592,840	4,429,761	1,835,170	1,960,122

(15,783,148)	(37,674,832)	(10,019,648)	(33,487,553)	(31,049,446)	(89,100,715)
(33,394,700)	(22,631,936)	(288,161,793)	(89,517,183)	(47,314,373)	(63,079,700)

—	—	—	45	—	—
—	—	872	469	—	—

(8,418,366)	48,769,775	(186,056,077)	39,829,446	(39,006,444)	53,714,565

(2,938,858)	51,202,625	(200,489,619)	50,679,867	(35,523,773)	39,269,462

$208,025,691	$210,964,549	$321,053,041	$521,542,660	$183,886,848	$219,410,621

$376,537	$327,869	$(2,724,787)	$(1,997,170)	$(843,917)	$(25,371)

See accompanying Notes to Financial Statements.

87

Aston Funds

Statements of Changes in Net Assets (continued)

	Barings International Fund		Guardian Capital Global Dividend Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Period Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014(a)
NET ASSETS at Beginning of Period	$21,590,303	$37,984,420	$4,263,024	$—

Increase (decrease) in net assets from operations:
Net investment income	83,461	619,600	63,301	54,125
Net realized gain (loss) on investments and foreign currency transactions	113,807	3,377,022	(23,200)	(34,774)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	1,523,277	(4,350,016)	76,772	234,146

Net increase (decrease) in net assets from operations	1,720,545	(353,394)	116,873	253,497

Distributions to shareholders from:
Net investment income:
Class N	(6,430)	(10,891)	(10,655)	(10,791)
Class I	(466,160)	(988,215)	(39,126)	(35,829)
Net realized gain on investments:
Class N	(41,150)	(28,909)	—	—
Class I	(2,620,405)	(2,374,296)	—	—

Total distributions	(3,134,145)	(3,402,311)	(49,781)	(46,620)

Capital share transactions:
Proceeds from sales of shares:
Class N	8,318	61,141	12,740	1,001,103
Class I	1,046,591	5,876,501	106,476	3,029,962
Proceeds from reinvestment of distributions:
Class N	47,580	39,800	85	1
Class I	3,086,565	3,362,511	27,851	25,081
Cost of shares redeemed:
Class N	(11,575)	(202,001)	(497)	—
Class I	(2,952,343)	(21,776,364)	(6,042)	—
Capital Contribution (Note G):
Class N	—	—	—	—
Class I	—	—	—	—

Net increase (decrease) from capital share transactions	1,225,136	(12,638,412)	140,613	4,056,147

Total increase (decrease) in net assets	(188,464)	(16,394,117)	207,705	4,263,024

NET ASSETS at End of Period	$21,401,839	$21,590,303	$4,470,729	$4,263,024

Undistributed (distributions in excess of) net investment income (loss)	$82,402	$471,531	$29,855	$16,335

(a)	The inception date for Guardian Capital Global Dividend Fund is April 14, 2014.
(b)	The inception date for Pictet International Fund is April 14, 2014.
(c)	The inception date for TAMRO International Small Cap Fund is December 23, 2014.

See accompanying Notes to Financial Statements.

88

Aston Funds

LMCG Emerging Markets Fund		Pictet International Fund		TAMRO International Small Cap Fund
Six Months Ended		Six Months Ended		Period Ended
April 30, 2015	Year Ended	April 30, 2015	Period Ended	April 30, 2015(c)
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014(b)	(unaudited)
$3,913,026	$3,981,658	$9,450,969	$—	$—

6,541	53,625	106,937	100,895	5,564

(70,968)	(44,370)	(174,358)	47,967	(7,347)

198,214	47,409	3,043,660	(800,613)	108,360

133,787	56,664	2,976,239	(651,751)	106,577

(3,910)	(9,940)	(3,516)	—	—
(24,689)	(54,634)	(122,686)	—	—

—	—	(2,589)	—	—
—	—	(59,646)	—	—

(28,599)	(64,574)	(188,437)	—	—

2,750	58,981	8,780	1,052,710	1,082,641
—	225,396	27,516,025	9,050,010	672,510

3,910	9,940	305	—	—
24,688	54,634	47,891	—	—

(3,054)	(12,775)	(2,524)	—	—
—	(396,898)	(4,642,649)	—	—

—	—	1,022	—	—
—	—	22,276	—	—

28,294	(60,722)	22,951,126	10,102,720	1,755,151

133,482	(68,632)	25,738,928	9,450,969	1,861,728

$4,046,508	$3,913,026	$35,189,897	$9,450,969	$1,861,728

$(3,622)	$18,436	$83,346	$102,611	$5,564

See accompanying Notes to Financial Statements.

89

Aston Funds

Statements of Changes in Net Assets (continued)

	Harrison Street Real Estate Fund		Montag & Caldwell Balanced Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Year Ended	April 30, 2015	Year Ended
	(unaudited)	October 31, 2014	(unaudited)	October 31, 2014
NET ASSETS at Beginning of Period	$13,583,237	$13,625,155	$22,379,687	$24,264,373

Increase (decrease) in net assets from operations:
Net investment income	108,534	115,696	60,018	118,156
Net realized gain on investments and foreign currency transactions	1,006,741	398,784	933,648	1,933,249
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	(1,179,766)	1,080,562	(390,179)	(274,140)

Net increase (decrease) in net assets from operations	(64,491)	1,595,042	603,487	1,777,265

Distributions to shareholders from:
Net investment income:
Class N	(153,738)	(140,263)	(86,643)	(189,116)
Class I	(10,622)	(7,304)	(8,903)	(19,216)
Net realized gain on investments:
Class N	—	—	(1,709,308)	(686,237)
Class I	—	—	(163,800)	(54,424)

Total distributions	(164,360)	(147,567)	(1,968,654)	(948,993)

Capital share transactions:
Proceeds from sales of shares:
Class N	1,449,827	4,328,824	439,578	1,181,819
Class I	65,413	356,754	178,433	356,063
Proceeds from reinvestment of distributions:
Class N	148,501	136,039	1,744,501	851,885
Class I	7,332	4,230	81,833	31,658
Cost of shares redeemed:
Class N	(2,166,907)	(6,092,762)	(1,126,354)	(4,776,971)
Class I	(49,622)	(222,478)	(364,938)	(357,412)

Net increase (decrease) from capital share transactions	(545,456)	(1,489,393)	953,053	(2,712,958)

Total decrease in net assets	(774,307)	(41,918)	(412,114)	(1,884,686)

NET ASSETS at End of Period	$12,808,930	$13,583,237	$21,967,573	$22,379,687

Undistributed (distributions in excess of) net investment income (loss)	$59,644	$115,470	$(339,932)	$(304,404)

See accompanying Notes to Financial Statements.

90

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$15.35		$13.74	$11.04	$10.04		$9.20		$8.31

Income from Investment Operations:
Net investment income	0.06	(a)	0.11 (a)	0.09 (a)	0.10	(a)	0.12	(a)	0.13
Net realized and unrealized gain (loss) on investments	(0.24)		1.56	2.72	0.94		0.83		0.89

Total from investment operations	(0.18)		1.67	2.81	1.04		0.95		1.02

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.06)	(0.11)	(0.04)		(0.11)		(0.13)

Total distributions	(0.12)		(0.06)	(0.11)	(0.04)		(0.11)		(0.13)

Net increase (decrease) in net asset value .	(0.30)		1.61	2.70	1.00		0.84		0.89

Net Asset Value, End of Period	$15.05		$15.35	$13.74	$11.04		$10.04		$9.20

Total Return (b)	(1.24	)%(c)	12.17%	25.72%	10.43%		10.44%		12.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$56,061		$60,683	$23,913	$21,105		$24,631		$19,984
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.26	%(d)	1.30%	1.48%	1.58%		1.61%		1.19	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.26	%(d)	1.30%	1.30%	1.26	%(e)	1.14	%(e)	1.07	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.86	%(d)	0.73%	0.53%	0.60%		0.80%		1.32%
After expense reimbursement and/or fee waiver by Adviser	0.86	%(d)	0.73%	0.71%	0.92%		1.27%		1.44%
Portfolio Turnover	20.43	%(c)	30.03%	58.24%	58.21%		59.07	%(g)	37.44%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30%.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

91

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$15.38		$13.78	$11.07	$10.05		$9.19		$8.31

Income from Investment Operations:
Net investment income	0.08	(a)	0.15 (a)	0.12 (a)	0.11	(a)	0.16	(a)	0.15
Net realized and unrealized gain (loss) on investments	(0.24)		1.54	2.73	0.96		0.84		0.88

Total from investment operations	(0.16)		1.69	2.85	1.07		1.00		1.03

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.09)	(0.14)	(0.05)		(0.14)		(0.15)

Total distributions	(0.14)		(0.09)	(0.14)	(0.05)		(0.14)		(0.15)

Net increase (decrease) in net asset value .	(0.30)		1.60	2.71	1.02		0.86		0.88

Net Asset Value, End of Period	$15.08		$15.38	$13.78	$11.07		$10.05		$9.19

Total Return (b)	(1.09	)%(c)	12.33%	26.08%	10.66%		10.95%		12.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$96,357		$103,228	$38,735	$5,397		$126		$204,051
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.01	%(d)	1.05%	1.23%	1.33%		1.36%		0.94	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.01	%(d)	1.05%	1.05%	1.01	%(e)	0.89	%(e)	0.82	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.11	%(d)	0.98%	0.78%	0.85%		1.05%		1.57%
After expense reimbursement and/or fee waiver by Adviser	1.11	%(d)	0.98%	0.96%	1.17%		1.52%		1.69%
Portfolio Turnover	20.43	%(c)	30.03%	58.24%	58.21%		59.07	%(g)	37.44%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.05%.
(f)	Ratios of expense to average net assets included interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

92

Aston Funds

ASTON/Fairpointe Focused Equity Fund – Class N	April 30, 2015

Financial Highlights

	Period Ended 04/30/15(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.44

Total from investment operations	0.46

Net increase in net asset value	0.46

Net Asset Value, End of Period	$10.46

Total Return (b)	4.60	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,092
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.40	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.64	)%(d)
After expense reimbursement and/or fee waiver by Adviser	0.61	%(d)
Portfolio Turnover	11.03	%(c)(e)

(a)	The inception date for Fairpointe Focused Equity Fund Class N shares is December 24, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

93

Aston Funds

ASTON/Fairpointe Focused Equity Fund – Class I	April 30, 2015

Financial Highlights

	Period Ended 04/30/15(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.44

Total from investment operations	0.47

Net increase in net asset value	0.47

Net Asset Value, End of Period	$10.47

Total Return (b)	4.70	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,094
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.15	%(d)
After expense reimbursement and/or fee waiver by Adviser	0.90	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.39	)%(d)
After expense reimbursement and/or fee waiver by Adviser	0.86	%(d)
Portfolio Turnover	11.03	%(c)(e)

(a)	The inception date for Fairpointe Focused Equity Fund Class I shares is December 24, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

94

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$15.08		$13.84	$11.73	$11.31	$10.39	$10.00

Income from Investment Operations:
Net investment income	0.04	(b)	0.11 (b)	0.15 (b)	0.18 (b)	0.12 (b)	0.03
Net realized and unrealized gain on investments	0.09		1.49	2.40	0.91	0.81	0.36

Total from investment operations	0.13		1.60	2.55	1.09	0.93	0.39

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.10)	(0.22)	(0.11)	(0.01)	—
Distributions from net realized gain on investments	(0.88)		(0.26)	(0.22)	(0.56)	—	—

Total distributions	(0.93)		(0.36)	(0.44)	(0.67)	(0.01)	—

Net increase (decrease) in net asset value	(0.80)		1.24	2.11	0.42	0.92	0.39

Net Asset Value, End of Period	$14.28		$15.08	$13.84	$11.73	$11.31	$10.39

Total Return (c)	1.05	(d)	11.67%	22.58%	10.39%	9.09%	3.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$10,391		$13,997	$41,861	$20,832	$6,089	$1,472
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.25	%(e)	1.23%	1.27%	1.41%	2.38%	13.84	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.30	%(e)	1.30%	1.30%	1.30%	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.58	%(e)	0.84%	1.24%	1.44%	(0.05)%	(11.94	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.53	%(e)	0.77%	1.21%	1.55%	1.03%	0.60	%(e)
Portfolio Turnover	26.59	%(d)	75.46%	69.51%	80.56%	189.70%	38.64	%(d)

(a)	The inception date for Herndon Large Cap Value Fund Class N shares is March 31, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

95

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$15.12		$13.87	$11.75	$11.33	$11.48

Income from Investment Operations:
Net investment income	0.06	(b)	0.15 (b)	0.19 (b)	0.21 (b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	0.09		1.48	2.39	0.91	(0.25)

Total from investment operations	0.15		1.63	2.58	1.12	(0.15)

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.12)	(0.24)	(0.14)	—
Distributions from net realized gain on investments	(0.88)		(0.26)	(0.22)	(0.56)	—

Total distributions	(1.02)		(0.38)	(0.46)	(0.70)	—

Net increase (decrease) in net asset value	(0.87)		1.25	2.12	0.42	(0.15)

Net Asset Value, End of Period	$14.25		$15.12	$13.87	$11.75	$11.33

Total Return (c)	1.22	(d)	11.94%	22.94%	10.69%	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$130,121		$139,448	$80,534	$34,575	$11,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.00	%(e)	0.98%	1.02%	1.16%	2.13	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.05	%(e)	1.05%	1.05%	1.05%	1.05	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.83	%(e)	1.09%	1.49%	1.69%	0.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.78	%(e)	1.02%	1.46%	1.80%	1.28	%(e)
Portfolio Turnover	26.59	%(d)	75.46%	69.51%	80.56%	189.70	%(d)

(a)	The inception date for Herndon Large Cap Value Fund Class I shares is March 2, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

96

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10
Net Asset Value, Beginning of Period	$29.59		$28.68	$25.31	$24.72	$22.92	$20.87

Income from Investment Operations:
Net investment income	0.05	(a)	0.10 (a)	0.23 (a)	0.15 (a)	0.14 (a)	0.12	(a)
Net realized and unrealized gain on investments	0.90		2.93	5.07	2.45	1.83	2.01	(b)

Total from investment operations	0.95		3.03	5.30	2.60	1.97	2.13

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.16)	(0.22)	(0.13)	(0.13)	(0.08)
Distributions from net realized gain on investments	(5.00)		(1.96)	(1.71)	(1.88)	(0.04)	—

Total distributions	(5.05)		(2.12)	(1.93)	(2.01)	(0.17)	(0.08)

Net increase (decrease) in net asset value	(4.10)		0.91	3.37	0.59	1.80	2.05

Net Asset Value, End of Period	$25.49		$29.59	$28.68	$25.31	$24.72	$22.92

Total Return (c)	3.19	%(d)	10.98%	22.61%	11.40%	8.56%	10.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$872,678		$1,344,317	$2,190,074	$1,908,663	$1,683,183	$1,506,075
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.04	%(e)	1.03%	1.04%	1.05%	1.06%	1.08	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.04	%(e)	1.03%	1.04%	1.05%	1.06%	1.08	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.39	%(e)	0.34%	0.88%	0.60%	0.59%	0.56%
After expense reimbursement and/or fee waiver by Adviser	0.39	%(e)	0.34%	0.88%	0.60%	0.59%	0.56%
Portfolio Turnover	31.82	%(d)	47.31%	50.57%	46.42%	63.48%	57.39	%(g)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

97

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10
Net Asset Value, Beginning of Period	$29.80		$28.87	$25.46	$24.85	$23.05	$20.97

Income from Investment Operations:
Net investment income	0.09	(a)	0.17 (a)	0.30 (a)	0.21 (a)	0.21 (a)	0.18	(a)
Net realized and unrealized gain on investments	0.89		2.96	5.10	2.47	1.82	2.02	(b)

Total from investment operations	0.98		3.13	5.40	2.68	2.03	2.20

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.24)	(0.28)	(0.19)	(0.19)	(0.12)
Distributions from net realized gain on investments	(5.00)		(1.96)	(1.71)	(1.88)	(0.04)	—

Total distributions	(5.18)		(2.20)	(1.99)	(2.07)	(0.23)	(0.12)

Net increase (decrease) in net asset value	(4.20)		0.93	3.41	0.61	1.80	2.08

Net Asset Value, End of Period	$25.60		$29.80	$28.87	$25.46	$24.85	$23.05

Total Return (c)	3.28	%(d)	11.26%	22.95%	11.67%	8.82%	10.49%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,606,177		$2,784,650	$3,035,623	$2,406,145	$1,749,183	$1,528,981
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.79	%(e)	0.78%	0.79%	0.80%	0.81%	0.83	%(f)
After expense reimbursement and/or fee waiver by Adviser	0.79	%(e)	0.78%	0.79%	0.80%	0.81%	0.83	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.64	%(e)	0.59%	1.13%	0.85%	0.84%	0.81%
After expense reimbursement and/or fee waiver by Adviser	0.64	%(e)	0.59%	1.13%	0.85%	0.84%	0.81%
Portfolio Turnover	31.82	%(d)	47.31%	50.57%	46.42%	63.48%	57.39	%(g)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

98

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class R	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10
Net Asset Value, Beginning of Period	$29.21		$28.33	$25.02	$24.45	$22.70	$20.73

Income from Investment Operations:
Net investment income	0.02	(a)	0.03 (a)	0.16 (a)	0.09 (a)	0.08 (a)	0.07	(a)
Net realized and unrealized gain on investments	0.87		2.91	5.01	2.43	1.80	1.98	(b)

Total from investment operations	0.89		2.94	5.17	2.52	1.88	2.05

Less Distributions:
Distributions from and in excess of net investment income	(0.01)		(0.10)	(0.15)	(0.07)	(0.09)	(0.08)
Distributions from net realized gain on investments	(5.00)		(1.96)	(1.71)	(1.88)	(0.04)	—

Total distributions	(5.01)		(2.06)	(1.86)	(1.95)	(0.13)	(0.08)

Net increase (decrease) in net asset value .	(4.12)		0.88	3.31	0.57	1.75	1.97

Net Asset Value, End of Period	$25.09		$29.21	$28.33	$25.02	$24.45	$22.70

Total Return (c)	3.02	%(d)	10.74%	22.30%	11.10%	8.29%	9.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,145		$7,701	$10,099	$8,771	$8,654	$7,292
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.29	%(e)	1.28%	1.29%	1.30%	1.31%	1.33	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.29	%(e)	1.28%	1.29%	1.30%	1.31%	1.33	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.14	%(e)	0.09%	0.63%	0.35%	0.34%	0.31%
After expense reimbursement and/or fee waiver by Adviser	0.14	%(e)	0.09%	0.63%	0.35%	0.34%	0.31%
Portfolio Turnover	31.82	%(d)	47.31%	50.57%	46.42%	63.48%	57.39	%(g)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

99

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$18.73		$16.75	$13.52	$12.34		$11.83		$9.72

Income from Investment Operations:
Net investment income (loss)	(0.01	)(a)	(0.08)	0.01 (a)	(—	)(b)	(0.02)		— (b)
Net realized and unrealized gain on investments	0.47		2.56	3.27	1.44		0.53		2.13

Total from investment operations	0.46		2.48	3.28	1.44		0.51		2.13

Less Distributions:
Distributions from and in excess of net investment income	—		—	(0.03)	—		—		(0.02)
Distributions from net realized gain on investments	(1.30)		(0.50)	(0.02)	(0.26)		—		—

Total distributions	(1.30)		(0.50)	(0.05)	(0.26)		—		(0.02)

Net increase (decrease) in net asset value .	(0.84)		1.98	3.23	1.18		0.51		2.11

Net Asset Value, End of Period	$17.89		$18.73	$16.75	$13.52		$12.34		$11.83

Total Return (c)	2.41	%(d)	15.10%	24.29%	11.94%		4.31%		21.95%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$20,972		$26,022	$26,797	$21,980		$24,354		$15,670
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.37%	1.46%	1.68	%(f)	1.62	%(f)	1.63%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(e)	1.20%	1.20%	1.20	%(f)	1.20	%(f)	1.20%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.32	)%(e)	(0.58)%	(0.19)%	(0.47)%		(0.63)%		(0.45)%
After expense reimbursement and/or fee waiver by Adviser	(0.12	)%(e)	(0.40)%	0.07%	(—	)%(b)	(0.21)%		(0.02)%
Portfolio Turnover	19.87	%(d)	40.41%	79.61%	52.56%		65.96%		81.75%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share or less than (0.005)%.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

100

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$18.80		$16.78	$13.55	$13.27

Income from Investment Operations:
Net investment income (loss)	0.01	(b)	(0.03)	0.05 (b)	(0.05)
Net realized and unrealized gain on investments	0.47		2.56	3.26	0.33

Total from investment operations	0.48		2.53	3.31	0.28

Less Distributions:
Distributions from and in excess of net investment income	—		(0.01)	(0.06)	—
Distributions from net realized gain on investments	(1.30)		(0.50)	(0.02)	—

Total Distributions	(1.30)		(0.51)	(0.08)	—

Net increase (decrease) in net asset value	(0.82)		2.02	3.23	0.28

Net Asset Value, End of Period	$17.98		$18.80	$16.78	$13.55

Total Return (c)	2.51	%(d)	15.40%	24.64%	2.04	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$22,322		$24,700	$28,880	$569
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.12%	1.21%	1.45	%(e)(f)
After expense reimbursement and/or fee waiver by Adviser	0.95	%(e)	0.95%	0.95%	0.95	%(e)(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.07	)%(e)	(0.33)%	0.06%	(1.11	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.13	%(e)	(0.15)%	0.32%	(0.61	)%(e)
Portfolio Turnover	19.87	%(d)	40.41%	79.61%	52.56%

(a)	The inception date for the TAMRO Diversified Equity Fund Class I shares is March 2, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

101

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10
Net Asset Value, Beginning of Period	$14.05		$13.99	$11.67	$10.68	$10.23	$8.58

Income from Investment Operations:
Net investment income	0.10	(a)	0.42	0.30	0.31 (a)	0.29 (a)	0.26 (a)
Net realized and unrealized gain on investments	0.41		0.89	2.73	1.05	0.42	1.62

Total from investment operations	0.51		1.31	3.03	1.36	0.71	1.88

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.44)	(0.27)	(0.30)	(0.26)	(0.23)
Distributions from net realized gain on investments	(1.17)		(0.81)	(0.44)	(0.07)	—	—

Total distributions	(1.27)		(1.25)	(0.71)	(0.37)	(0.26)	(0.23)

Net increase (decrease) in net asset value	(0.76)		0.06	2.32	0.99	0.45	1.65

Net Asset Value, End of Period	$13.29		$14.05	$13.99	$11.67	$10.68	$10.23

Total Return (b)	3.63	%(c)	9.89%	27.47%	12.96%	6.94%	22.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$244,562		$349,937	$449,130	$338,166	$301,290	$135,544
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.09%	1.09%	1.12%	1.12%	1.14%
After expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.09%	1.09%	1.12%	1.12%	1.14%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.45	%(d)	2.96%	2.38%	2.74%	2.70%	2.69%
After expense reimbursement and/or fee waiver by Adviser	1.45	%(d)	2.96%	2.38%	2.74%	2.70%	2.69%
Portfolio Turnover	13.43	%(c)	31.78%	35.18%	28.17%	24.65%	29.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

102

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10
Net Asset Value, Beginning of Period	$14.04		$13.98	$11.66	$10.67	$10.22	$8.57

Income from Investment Operations:
Net investment income	0.11	(a)	0.44	0.34	0.34 (a)	0.32 (a)	0.28 (a)
Net realized and unrealized gain on investments	0.42		0.90	2.72	1.05	0.42	1.63

Total from investment operations	0.53		1.34	3.06	1.39	0.74	1.91

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.47)	(0.30)	(0.33)	(0.29)	(0.26)
Distributions from net realized gain on investments	(1.17)		(0.81)	(0.44)	(0.07)	—	—

Total distributions	(1.29)		(1.28)	(0.74)	(0.40)	(0.29)	(0.26)

Net increase (decrease) in net asset value .	(0.76)		0.06	2.32	0.99	0.45	1.65

Net Asset Value, End of Period	$13.28		$14.04	$13.98	$11.66	$10.67	$10.22

Total Return (b)	3.76	%(c)	10.18%	27.81%	13.25%	7.21%	22.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$744,401		$788,322	$779,859	$586,043	$318,863	$137,629
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.84%	0.84%	0.87%	0.87%	0.89%
After expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.84%	0.84%	0.87%	0.87%	0.89%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.70	%(d)	3.21%	2.63%	2.99%	2.95%	2.94%
After expense reimbursement and/or fee waiver by Adviser	1.70	%(d)	3.21%	2.63%	2.99%	2.95%	2.94%
Portfolio Turnover	13.43	%(c)	31.78%	35.18%	28.17%	24.65%	29.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

103

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.69		$12.89	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.10	(b)	0.36	0.22	0.09	(b)
Net realized and unrealized gain on investments	0.35		0.96	2.46	0.41

Total from investment operations	0.45		1.32	2.68	0.50

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.38)	(0.23)	(0.06)
Distributions from net realized gain on investments	(0.43)		(0.14)	— (c)	—

Total distributions	(0.54)		(0.52)	(0.23)	(0.06)

Net increase (decrease) in net asset value	(0.09)		0.80	2.45	0.44

Net Asset Value, End of Period	$13.60		$13.69	$12.89	$10.44

Total Return (d)	3.25	%(e)	10.46%	25.99%	5.09	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,430		$7,037	$3,634	$1,049
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.15	%(f)	1.17%	1.37%	4.99	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.15	%(f)	1.25%	1.30%	1.30	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.49	%(f)	2.81%	1.68%	(1.24	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.49	%(f)	2.72%	1.76%	2.45	%(f)
Portfolio Turnover	15.77	%(e)	29.42%	27.80%	5.58	%(e)(g)

(a)	The inception date for River Road Dividend All Cap Value Fund II Class N shares is June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

104

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.69		$12.89	$10.45	$10.00

Income from Investment Operations:
Net investment income	0.12	(b)	0.39	0.25	0.10	(b)
Net realized and unrealized gain on investments	0.36		0.96	2.45	0.42

Total from investment operations	0.48		1.35	2.70	0.52

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.41)	(0.26)	(0.07)
Distributions from net realized gain on investments	(0.43)		(0.14)	— (c)	—

Total distributions	(0.56)		(0.55)	(0.26)	(0.07)

Net increase (decrease) in net asset value	(0.08)		0.80	2.44	0.45

Net Asset Value, End of Period	$13.61		$13.69	$12.89	$10.45

Total Return (d)	3.46	%(e)	10.73%	26.30%	5.17	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$136,058		$125,660	$86,240	$9,370
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.90	%(f)	0.92%	1.12%	4.74	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.90	%(f)	1.00%	1.05%	1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.74	%(f)	3.06%	1.93%	(0.99	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.74	%(f)	2.97%	2.01%	2.70	%(f)
Portfolio Turnover	15.77	%(e)	29.42%	27.80%	5.58	%(e)(g)

(a)	The inception date for River Road Dividend All Cap Value Fund II Class I shares is June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

105

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$46.89		$45.40	$32.79	$29.76		$29.04		$22.73

Income from Investment Operations:
Net investment income (loss)	0.03	(a)	(0.06)	0.17	0.16		0.06	(a)	0.01
Net realized and unrealized gain on investments	3.07		5.82	13.48	3.13		0.82		6.35

Total from investment operations	3.10		5.76	13.65	3.29		0.88		6.36

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		—	(0.30)	(0.05)		(0.08)		(0.05)
Distributions from net realized gain on investments	(7.58)		(4.27)	(0.74)	(0.21)		(0.08)		—

Total distributions	(7.62)		(4.27)	(1.04)	(0.26)		(0.16)		(0.05)

Net increase (decrease) in net asset value .	(4.52)		1.49	12.61	3.03		0.72		6.31

Net Asset Value, End of Period	$42.37		$46.89	$45.40	$32.79		$29.76		$29.04

Total Return (b)	7.15	%(c)	13.32%	42.88%	11.15%		2.98%		28.01%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,410,370		$2,432,815	$2,370,432	$1,561,510		$1,502,266		$1,469,354
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.10%	1.11%	1.11	%(e)	1.14	%(e)	1.14	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.10%	1.11%	1.11	%(e)	1.14	%(e)	1.14	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.14	%(d)	(0.12)%	0.42%	0.50%		0.21%		—	%(f)
After expense reimbursement and/or fee waiver by Adviser	0.14	%(d)	(0.12)%	0.42%	0.50%		0.21%		—	%(f)
Portfolio Turnover	19.11	%(c)	50.25%	36.98%	28.06	%(g)	11.20%		13.82%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Represents less than 0.005%.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

106

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$47.74		$46.10	$33.28	$30.20		$29.41		$23.00

Income from Investment Operations:
Net investment income	0.09	(a)	0.05	0.28	0.24		0.14	(a)	0.07
Net realized and unrealized gain on investments	3.13		5.92	13.67	3.18		0.82		6.43

Total from investment operations	3.22		5.97	13.95	3.42		0.96		6.50

Less Distributions:
Distributions from and in excess of net investment income	(0.06)		(0.06)	(0.39)	(0.13)		(0.09)		(0.09)
Distributions from net realized gain on investment	(7.58)		(4.27)	(0.74)	(0.21)		(0.08)		—

Total distributions	(7.64)		(4.33)	(1.13)	(0.34)		(0.17)		(0.09)

Net increase (decrease) in net asset value	(4.42)		1.64	12.82	3.08		0.79		6.41

Net Asset Value, End of Period	$43.32		$47.74	$46.10	$33.28		$30.20		$29.41

Total Return (b)	7.29	%(c)	13.61%	43.23%	11.46%		3.22%		28.31%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,339,976		$3,531,114	$2,521,876	$1,464,222		$1,339,223		$499,651
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.85	%(d)	0.85%	0.86%	0.86	%(e)	0.89	%(e)	0.89	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.85	%(d)	0.85%	0.86%	0.86	%(e)	0.89	%(e)	0.89	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.39	%(d)	0.13%	0.67%	0.75%		0.46%		0.25%
After expense reimbursement and/or fee waiver by Adviser	0.39	%(d)	0.13%	0.67%	0.75%		0.46%		0.25%
Portfolio Turnover	19.11	%(c)	50.25%	36.98%	28.06	%(f)	11.20%		13.82%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

107

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$11.99		$12.77		$10.36	$9.71		$8.51		$6.83

Income from Investment Operations:
Net investment loss	(0.04	)(a)	(0.06	)(a)	(0.07)	(0.07	)(a)	(0.07)		(0.04)
Net realized and unrealized gain on investments	0.86		1.20		2.58	0.72		1.27		1.74

Total from investment operations	0.82		1.14		2.51	0.65		1.20		1.70

Less Distributions:
Distributions from and in excess of net investment income	—		—		—	—		—		(0.02)
Distributions from net realized gain on investments	(0.99)		(1.92)		(0.10)	—		—		—

Total distributions	(0.99)		(1.92)		(0.10)	—		—		(0.02)

Net increase (decrease) in net asset value	(0.17)		(0.78)		2.41	0.65		1.20		1.68

Net Asset Value, End of Period	$11.82		$11.99		$12.77	$10.36		$9.71		$8.51

Total Return (b)	7.07	%(c)	9.75%		24.51%	6.70%		14.10%		24.85%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,131		$7,633		$11,402	$7,369		$4,507		$3,399
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.11	%(d)	2.16%		1.85%	2.50%		3.07%		3.55%
After expense reimbursement and/or fee waiver by Adviser	1.25	%(d)	1.25%		1.25%	1.25	%(e)	1.39	%(e)	1.40%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.39	)%(d)	(1.45)%		(1.18)%	(1.88)%		(2.39)%		(2.75)%
After expense reimbursement and/or fee waiver by Adviser	(0.52	)%(d)	(0.55)%		(0.58)%	(0.63)%		(0.71)%		(0.60)%
Portfolio Turnover	29.24	%(c)	32.96%		74.24%	36.60%		29.31%		31.49%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through September 29, 2011 the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.

See accompanying Notes to Financial Statements.

108

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$12.00		$11.36

Income from Investment Operations:
Net investment loss	(0.02	)(b)	(0.04	)(b)
Net realized and unrealized gain on investments	0.86		0.68

Total from investment operations	0.84		0.64

Less Distributions:
Distributions from net realized gain on investments	(0.99)		—

Total Distributions	(0.99)		—

Net increase (decrease) in net asset value	(0.15)		0.64

Net Asset Value, End of Period	$11.85		$12.00

Total Return (c)	7.25	%(d)	5.63	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,250		$3,867
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.86	%(e)	2.27	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.00	%(e)	1.00	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.14	)%(e)	(1.95	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(0.27	)%(e)	(0.68	)%(e)
Portfolio Turnover	29.24	%(d)	32.96%

(a)	The inception date for Montag & Caldwell Mid Cap Growth Fund Class I shares is May 14, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

109

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$14.76		$14.71		$11.42		$9.95		$10.00

Income from Investment Operations:
Net investment income (loss)	(0.08	)(b)	(0.13	)(b)	—	(b)(c)	(0.12	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	1.26		2.21		4.18		1.59		(0.01)

Total from investment operations	1.18		2.08		4.18		1.47		(0.05)

Less Distributions:
Distributions from net realized gains on investments	(0.54)		(2.03)		(0.89)		—		—

Total distributions	(0.54)		(2.03)		(0.89)		—		—

Net increase (decrease) in net asset value	0.64		0.05		3.29		1.47		(0.05)

Net Asset Value, End of Period	$15.40		$14.76		$14.71		$11.42		$9.95

Total Return (d)	8.18	%(e)	15.18%		39.31%		14.77%		(0.50	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$75,529		$37,099		$32,045		$5,659		$5,411
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.52	%(f)	1.67%		2.03%		2.86%		8.27	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.35	%(f)	1.35%		1.35%		1.35%		1.35	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.20	)%(f)	(1.22)%		(0.66)%		(2.68)%		(8.14	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(1.03	)%(f)	(0.90)%		0.02%		(1.17)%		(1.21	)%(f)
Portfolio Turnover	38.83	%(e)	143.99%		186.40	%(g)	168.05	%(h)	205.85	%(e)

(a)	The inception date for LMCG Small Cap Growth Fund Class N shares is November 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received from the reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

110

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$14.89		$14.81		$11.46		$9.97		$12.40

Income from Investment Operations:
Net investment income (loss)	(0.06	)(b)	(0.09	)(b)	0.04	(b)	(0.10	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	1.26		2.23		4.20		1.59		(2.39)

Total from investment operations	1.20		2.14		4.24		1.49		(2.43)

Less Distributions:
Distributions from and in excess of net investment income	—		(0.03)		—		—		—
Distributions from net realized gains on investments	(0.54)		(2.03)		(0.89)		—		—

Total distributions	(0.54)		(2.06)		(0.89)		—		—

Net increase (decrease) in net asset value	0.66		0.08		3.35		1.49		(2.43)

Net Asset Value, End of Period	$15.55		$14.89		$14.81		$11.46		$9.97

Total Return (c)	8.25	%(d)	15.51%		39.72%		14.95%		(19.60	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$41,150		$15,083		$8,496		$755		$2,551
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.27	%(e)	1.42%		1.78%		2.61%		6.25	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(e)	1.10%		1.10%		1.10%		1.10	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.95	)%(e)	(0.97)%		(0.41)%		(2.43)%		(6.11	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(0.78	)%(e)	(0.65)%		0.27%		(0.92)%		(0.96	)%(e)
Portfolio Turnover	38.83	%(d)	143.99%		186.40	%(f)	168.05	%(g)	205.85	%(d)

(a)	The inception date for LMCG Small Cap Growth Fund Class I shares is June 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received from the reorganization.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

111

Aston Funds

ASTON/River Road Independent Value Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.89		$11.47		$11.42		$10.75		$10.00

Income from Investment Operations:
Net investment loss	(0.06	)(b)	(0.12	)(b)	(0.07)		(0.09	)(b)	(0.07	)(b)
Net realized and unrealized gain (loss) on investments	0.13		(0.01)		0.75		0.88		0.82

Total from investment operations	0.07		(0.13)		0.68		0.79		0.75

Less Distributions:
Distributions from net realized gain on investments	(0.65)		(0.45)		(0.63)		(0.12)		—

Total distributions	(0.65)		(0.45)		(0.63)		(0.12)		—

Net increase (decrease) in net asset value	(0.58)		(0.58)		0.05		0.67		0.75

Net Asset Value, End of Period	$10.31		$10.89		$11.47		$11.42		$10.75

Total Return (c)	0.62	%(d)	(1.24)%		6.37%		7.41%		7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$261,050		$285,949		$339,088		$362,416		$306,223
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.43	%(e)	1.42	%(f)	1.43	%(f)	1.44	%(f)	1.59	%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.42	%(e)	1.42	%(f)	1.41	%(f)	1.42	%(f)	1.42	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(1.15	)%(e)	(1.04)%		(0.61)%		(0.81)%		(0.98	)%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(1.14	)%(e)	(1.03)%		(0.59)%		(0.79)%		(0.80	)%(e)
Portfolio Turnover	23.67	%(d)	91.10%		82.24	%(g)	141.17%		105.69	%(d)

(a)	The inception date for River Road Independent Value Fund Class N shares is December 31, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the year ended October 31, 2013 and less than 0.005% for the years ended October 31, 2014 and 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

112

Aston Funds

ASTON/River Road Independent Value Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.98		$11.54		$11.46		$10.75		$10.92

Income from Investment Operations:
Net investment loss	(0.05	)(b)	(0.09	)(b)	(0.04)		(0.06	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments	0.14		(0.02)		0.75		0.89		(0.15)

Total from investment operations	0.09		(0.11)		0.71		0.83		(0.17)

Less Distributions:
Distributions from net realized gain on investments	(0.65)		(0.45)		(0.63)		(0.12)		—

Total distributions	(0.65)		(0.45)		(0.63)		(0.12)		—

Net increase (decrease) in net asset value	(0.56)		(0.56)		0.08		0.71		(0.17)

Net Asset Value, End of Period	$10.42		$10.98		$11.54		$11.46		$10.75

Total Return (c)	0.80	%(d)	(1.05)%		6.62%		7.68%		(1.47	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$193,638		$381,289		$386,268		$338,234		$85,478
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.18	%(e)	1.17	%(f)	1.18	%(f)	1.19	%(f)	1.34	%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.17	%(e)	1.17	%(f)	1.16	%(f)	1.17	%(f)	1.17	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(0.90	)%(e)	(0.79)%		(0.36)%		(0.56)%		(0.73	)%(e)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(0.89	)%(e)	(0.78)%		(0.34)%		(0.54)%		(0.55	)%(e)
Portfolio Turnover	23.67	%(d)	91.10%		82.24	%(g)	141.17%		105.69	%(d)

(a)	The inception date for River Road Independent Value Fund Class I shares is June 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the year ended October 31, 2013 and less than 0.005% for the years ended October 31, 2014 and 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

113

Aston Funds

ASTON/River Road Select Value Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$8.77		$10.28		$8.50	$9.54		$9.01		$7.71

Income from Investment Operations:
Net investment income (loss)	(0.02)		(0.03	)(a)	0.07 (a)	0.01	(a)	(0.02	)(a)	0.02	(a)
Net realized and unrealized gain on investments	0.47		0.03		2.34	1.01		0.66		1.28

Total from investment operations	0.45		—		2.41	1.02		0.64		1.30

Less Distributions:
Distributions from net investment income	—		(0.02)		(0.12)	—		(0.03)		—
Distributions from net realized gains on investments	(1.43)		(1.49)		(0.51)	(2.06)		(0.08)		—

Total distributions	(1.43)		(1.51)		(0.63)	(2.06)		(0.11)		—

Net increase (decrease) in net asset value	(0.98)		(1.51)		1.78	(1.04)		0.53		1.30

Net Asset Value, End of Period	$7.79		$8.77		$10.28	$8.50		$9.54		$9.01

Total Return (b)	5.42	%(c)	(0.23)%		30.44%	12.87%		7.12%		16.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,004		$8,388		$19,099	$6,270		$13,160		$52,522
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.48	%(d)	1.45%		1.46%	1.43	%(e)	1.42	%(e)	1.41	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.48	%(d)	1.45%		1.46%	1.43	%(e)	1.42	%(e)	1.43	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.50	)%(d)	(0.36)%		0.78%	0.07%		(0.18)%		0.31%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.50	)%(d)	(0.36)%		0.78%	0.07%		(0.18)%		0.29%
Portfolio Turnover	26.64	%(c)	64.44%		71.01%	38.84%		48.22%		53.73%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

114

Aston Funds

ASTON/River Road Select Value Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$8.88		$10.38		$8.58	$9.59		$9.04		$7.73

Income from Investment Operations:
Net investment income (loss)	(0.01)		(0.01	)(a)	0.10 (a)	0.03	(a)	0.01	(a)	0.05	(a)
Net realized and unrealized gain on investments	0.47		0.04		2.36	1.02		0.67		1.28

Total from investment operations	0.46		0.03		2.46	1.05		0.68		1.33

Less Distributions:
Distributions from net investment income	—		(0.04)		(0.15)	—		(0.05)		(0.02)
Distributions from net realized gains on investments	(1.43)		(1.49)		(0.51)	(2.06)		(0.08)		—

Total distributions	(1.43)		(1.53)		(0.66)	(2.06)		(0.13)		(0.02)

Net increase (decrease) in net asset value	(0.97)		(1.50)		1.80	(1.01)		0.55		1.31

Net Asset Value, End of Period	$7.91		$8.88		$10.38	$8.58		$9.59		$9.04

Total Return (b)	5.60	%(c)	0.00%		30.74%	13.18%		7.56%		17.19%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$125,153		$176,166		$198,220	$156,510		$130,527		$163,232
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.23	%(d)	1.20%		1.21%	1.18	%(e)	1.17	%(e)	1.16	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.23	%(d)	1.20%		1.21%	1.18	%(e)	1.17	%(e)	1.18	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.25	)%(d)	(0.11)%		1.03%	0.32%		0.07%		0.56%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.25	)%(d)	(0.11)%		1.03%	0.32%		0.07%		0.54%
Portfolio Turnover	26.64	%(c)	64.44%		71.01%	38.84%		48.22%		53.73%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

115

Aston Funds

ASTON/River Road Small Cap Value Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$13.53		$17.05		$13.56	$12.20	$11.60		$10.22

Income from Investment Operations:
Net investment income (loss)	(0.03	)(a)	(0.04	)(a)	0.16	0.03 (a)	(0.03)		0.03
Net realized and unrealized gain on investments	0.70		0.14		3.98	1.33	0.67		1.36

Total from investment operations	0.67		0.10		4.14	1.36	0.64		1.39

Less Distributions:
Distributions from and in excess of net investment income	—		(0.04)		(0.22)	—	(0.04)		(0.01)
Distributions from net realized gain on investments	(1.99)		(3.58)		(0.43)	—	—		—

Total distributions	(1.99)		(3.62)		(0.65)	—	(0.04)		(0.01)

Net increase (decrease) in net asset value	(1.32)		(3.52)		3.49	1.36	0.60		1.38

Net Asset Value, End of Period	$12.21		$13.53		$17.05	$13.56	$12.20		$11.60

Total Return (b)	5.23	%(c)	(0.05)%		31.98%	11.15%	5.46%		13.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$26,001		$49,049		$56,793	$49,154	$91,347		$213,326
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.33	%(d)	1.33%		1.34%	1.37%	1.37	%(e)	1.39	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.33	%(d)	1.33%		1.34%	1.37%	1.37	%(e)	1.39	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.48	)%(d)	(0.26)%		1.03%	0.22%	(0.13)%		0.27%
After expense reimbursement and/or fee waiver by Adviser	(0.48	)%(d)	(0.26)%		1.03%	0.22%	(0.13)%		0.27%
Portfolio Turnover	27.25	%(c)	66.22%		56.08%	26.95%	42.29%		51.05%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

116

Aston Funds

ASTON/River Road Small Cap Value Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$13.60		$17.13		$13.62	$12.22	$11.62		$10.24

Income from Investment Operations:
Net investment income (loss)	(0.01	)(a)	(—	)(a)(b)	0.19	0.06 (a)	0.01		0.06
Net realized and unrealized gain on investments	0.70		0.13		4.01	1.34	0.65		1.35

Total from investment operations	0.69		0.13		4.20	1.40	0.66		1.41

Less Distributions:
Distributions from and in excess of net investment income	—		(0.08)		(0.26)	—	(0.06)		(0.03)
Distributions from net realized gain on investments	(1.99)		(3.58)		(0.43)	—	—		—

Total distributions	(1.99)		(3.66)		(0.69)	—	(0.06)		(0.03)

Net increase (decrease) in net asset value	(1.30)		(3.53)		3.51	1.40	0.60		1.38

Net Asset Value, End of Period	$12.30		$13.60		$17.13	$13.62	$12.22		$11.62

Total Return (c)	5.36	%(d)	0.16%		32.36%	11.46%	5.70%		13.80%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$248,895		$250,173		$252,804	$240,075	$246,141		$255,344
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.08	%(e)	1.08%		1.09%	1.12%	1.12	%(f)	1.14	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.08	%(e)	1.08%		1.09%	1.12%	1.12	%(f)	1.14	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.23	)%(e)	(0.01)%		1.28%	0.47%	0.12%		0.52%
After expense reimbursement and/or fee waiver by Adviser	(0.23	)%(e)	(0.01)%		1.28%	0.47%	0.12%		0.52%
Portfolio Turnover	27.25	%(d)	66.22%		56.08%	26.95%	42.29%		51.05%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

117

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$15.20		$14.54	$10.90	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.01	0.01 (b)	0.01
Net realized and unrealized gain on investments	0.30		1.16	3.77	0.89

Total from investment operations	0.31		1.17	3.78	0.90

Less Distributions:
Distributions from and in excess of net investment income	(0.02)		— (c)	(0.11)	—
Distributions from net realized gains on investments	(0.30)		(0.51)	(0.03)	—

Total distributions	(0.32)		(0.51)	(0.14)	—

Net increase (decrease) in net asset value	(0.01)		0.66	3.64	0.90

Net Asset Value, End of Period	$15.19		$15.20	$14.54	$10.90

Total Return (d)	2.07	%(e)	8.18%	35.09%	9.00	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,288		$6,673	$4,049	$750
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.50	%(f)	1.61%	2.05%	5.10	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(f)	1.40%	1.40%	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.02	%(f)	(0.17)%	(0.61)%	(3.51	)%(f)
After expense reimbursement and/or fee waiver by Adviser	0.12	%(f)	0.04%	0.04%	0.19	%(f)
Portfolio Turnover	26.39	%(e)	31.68%	36.82%	26.22	%(e)(g)

(a)	The inception date for Silvercrest Small Cap Fund Class N shares is December 27, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

118

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$15.27		$14.59	$10.93	$10.00

Income from Investment Operations:
Net investment income	0.03	(b)	0.05	0.04 (b)	0.03
Net realized and unrealized gain on investments	0.30		1.17	3.78	0.90

Total from investment operations	0.33		1.22	3.82	0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		(0.03)	(0.13)	—
Distributions from net realized gains on investments	(0.30)		(0.51)	(0.03)	—

Total distributions	(0.33)		(0.54)	(0.16)	—

Net increase in net asset value	—		0.68	3.66	0.93

Net Asset Value, End of Period	$15.27		$15.27	$14.59	$10.93

Total Return (c)	2.17	%(d)	8.47%	35.39%	9.30	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$106,114		$62,215	$29,219	$4,962
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.25	%(e)	1.36%	1.80%	4.85	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.15%	1.15%	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.27	%(e)	0.08%	(0.36)%	(3.26	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.37	%(e)	0.29%	0.29%	0.44	%(e)
Portfolio Turnover	26.39	%(d)	31.68%	36.82%	26.22	%(d)(f)

(a)	The inception date for Silvercrest Small Cap Fund Class I shares is December 27, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

119

Aston Funds

ASTON/TAMRO Small Cap Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$22.07		$24.06		$20.52		$20.57		$19.42		$14.67

Income from Investment Operations:
Net investment loss	(0.05	)(a)	(0.13	)(a)	(0.03	)(a)	(0.12	)(a)	(0.15	)(a)	(0.08	)(a)
Net realized and unrealized gain on investments	0.47		0.30		5.55		2.09		1.75		4.83

Total from investment operations	0.42		0.17		5.52		1.97		1.60		4.75

Less Distributions:
Distributions from net realized gain on investments	(2.74)		(2.16)		(1.98)		(2.02)		(0.45)		—

Total distributions	(2.74)		(2.16)		(1.98)		(2.02)		(0.45)		—

Net increase (decrease) in net asset value	(2.32)		(1.99)		3.54		(0.05)		1.15		4.75

Net Asset Value, End of Period	$19.75		$22.07		$24.06		$20.52		$20.57		$19.42

Total Return (b)	1.80	%(c)	0.57%		29.52%		10.70%		8.16%		32.29%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$279,247		$336,350		$533,627		$389,125		$375,969		$335,809
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.32	%(d)	1.31%		1.31%		1.28	%(e)	1.29%		1.34%
After expense reimbursement and/or fee waiver by Adviser	1.32	%(d)	1.31%		1.31%		1.28	%(e)	1.29%		1.34%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.52	)(d)	(0.57)%		(0.16)%		(0.59)%		(0.69)%		(0.49)%
After expense reimbursement and/or fee waiver by Adviser	(0.52	)(d)	(0.57)%		(0.16)%		(0.59)%		(0.69)%		(0.49)%
Portfolio Turnover	32.00	%(c)	69.72%		71.28	%(f)(g)	48.22	%(f)	47.25%		62.13%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

120

Aston Funds

ASTON/TAMRO Small Cap Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$22.76		$24.69		$20.96		$20.91		$19.69		$14.87

Income from Investment Operations:
Net investment income (loss)	(0.03	)(a)	(0.07	)(a)	0.02	(a)	(0.07	)(a)	(0.09	)(a)	(0.04	)(a)
Net realized and unrealized gain on investments	0.48		0.30		5.69		2.14		1.76		4.87

Total from investment operations	0.45		0.23		5.71		2.07		1.67		4.83

Less Distributions:
Distributions from and in excess of net investment income	—		—		—		—		—		(0.01)
Distributions from net realized gain on investments	(2.74)		(2.16)		(1.98)		(2.02)		(0.45)		—

Total distributions	(2.74)		(2.16)		(1.98)		(2.02)		(0.45)		(0.01)

Net increase (decrease) in net asset value	(2.29)		(1.93)		3.73		0.05		1.22		4.82

Net Asset Value, End of Period	$20.47		$22.76		$24.69		$20.96		$20.91		$19.69

Total Return (b)	1.89	%(c)	0.86%		29.84%		10.98%		8.40%		32.62%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$418,709		$469,518		$792,172		$635,663		$625,315		$549,627
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.07	%(d)	1.06%		1.06%		1.03	%(e)	1.04%		1.09%
After expense reimbursement and/or fee waiver by Adviser	1.07	%(d)	1.06%		1.06%		1.03	%(e)	1.04%		1.09%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.27	)%(d)	(0.32)%		0.09%		(0.34)%		(0.44)%		(0.24)%
After expense reimbursement and/or fee waiver by Adviser	(0.27	)%(d)	(0.32)%		0.09%		(0.34)%		(0.44)%		(0.24)%
Portfolio Turnover	32.00	%(c)	69.72%		71.28	%(f)(g)	48.22	%(f)	47.25%		62.13%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

121

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.86		$10.65	$11.10	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.19		0.40	0.30	0.33 (b)	0.12	(b)
Net realized and unrealized gain (loss) on investments	0.02		0.22	(0.33)	0.72	0.41

Total from investment operations	0.21		0.62	(0.03)	1.05	0.53

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.41)	(0.36)	(0.37)	(0.09)
Distributions from net realized gain on investments	—		—	(0.06)	(0.02)	—

Total distributions	(0.19)		(0.41)	(0.42)	(0.39)	(0.09)

Net increase (decrease) in net asset value	0.02		0.21	(0.45)	0.66	0.44

Net Asset Value, End of Period	$10.88		$10.86	$10.65	$11.10	$10.44

Total Return (c)	1.92	%(d)	5.96%	(0.28)%	10.25%	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$116,756		$49,147	$66,368	$71,546	$22,657
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.00	%(e)	1.08%	1.04%	1.35%	3.16	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.94	%(e)	0.94%	0.94%	0.94%	0.94	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.39	%(e)	3.58%	2.66%	2.59%	1.63	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.45	%(e)	3.72%	2.77%	3.01%	3.85	%(e)
Portfolio Turnover	35.09	%(d)	117.18%	125.07%	118.67%	38.49	%(d)

(a)	The inception date for DoubleLine Core Plus Fixed Income Fund Class N shares is July 18, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

122

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.86		$10.65	$11.10	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.20		0.44	0.33	0.35 (b)	0.13	(b)
Net realized and unrealized gain (loss) on investments	0.02		0.21	(0.33)	0.73	0.41

Total from investment operations	0.22		0.65	—	1.08	0.54

Less Distributions:
Distributions from and in excess of net investment income	(0.20)		(0.44)	(0.39)	(0.40)	(0.10)
Distributions from net realized gain on investments	—		—	(0.06)	(0.02)	—

Total distributions	(0.20)		(0.44)	(0.45)	(0.42)	(0.10)

Net increase (decrease) in net asset value	0.02		0.21	(0.45)	0.66	0.44

Net Asset Value, End of Period	$10.88		$10.86	$10.65	$11.10	$10.44

Total Return (c)	2.03	%(d)	6.22%	(0.03)%	10.52%	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$248,323		$158,198	$110,018	$105,335	$4,486
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.75	%(e)	0.83%	0.79%	1.10%	2.91	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.69	%(e)	0.69%	0.69%	0.69%	0.69	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.64	%(e)	3.83%	2.91%	2.84%	1.88	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.70	%(e)	3.97%	3.02%	3.26%	4.10	%(e)
Portfolio Turnover	35.09	%(d)	117.18%	125.07%	118.67%	38.49	%(d)

(a)	The inception date for DoubleLine Core Plus Fixed Income Fund Class I shares is July 18, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

123

Aston Funds

ASTON/TCH Fixed Income Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$10.85		$10.67	$11.11	$10.59	$10.49		$10.02

Income from Investment Operations:
Net investment income	0.14	(a)	0.35 (a)	0.40 (a)	0.45 (a)	0.47	(a)	0.50 (a)
Net realized and unrealized gain (loss) on investments	0.01		0.23	(0.39)	0.56	0.10		0.47

Total from investment operations	0.15		0.58	0.01	1.01	0.57		0.97

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.40)	(0.45)	(0.49)	(0.47)		(0.50)

Total distributions	(0.16)		(0.40)	(0.45)	(0.49)	(0.47)		(0.50)

Net increase (decrease) in net asset value	(0.01)		0.18	(0.44)	0.52	0.10		0.47

Net Asset Value, End of Period	$10.84		$10.85	$10.67	$11.11	$10.59		$10.49

Total Return (b)	1.40	%(c)	5.48%	0.13%	9.74%	5.62%		9.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$38,048		$36,950	$45,771	$59,772	$62,346		$46,274
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.16	%(d)	1.17%	1.02%	1.02%	1.14%		0.98%
After expense reimbursement and/or fee waiver by Adviser	0.94	%(d)	0.94%	0.84%	0.86%	0.88	%(e)	0.62%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.40	%(d)	3.04%	3.49%	4.03%	4.20%		4.51%
After expense reimbursement and/or fee waiver by Adviser	2.62	%(d)	3.26%	3.67%	4.19%	4.46%		4.87%
Portfolio Turnover	11.41	%(c)	36.31%	53.77%	57.43%	37.51%		23.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 1, 2011, the contractual expense limitation was increased from 0.74% to 0.94%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

124

Aston Funds

ASTON/TCH Fixed Income Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10
Net Asset Value, Beginning of Period	$10.85		$10.67	$11.11	$10.59	$10.49		$10.02

Income from Investment Operations:
Net investment income	0.15	(a)	0.38 (a)	0.42 (a)	0.47 (a)	0.49	(a)	0.51 (a)
Net realized and unrealized gain (loss) on investments	0.01		0.22	(0.39)	0.55	0.11		0.48

Total from investment operations	0.16		0.60	0.03	1.02	0.60		0.99

Less Distributions:
Distributions from and in excess of net investment income	(0.17)		(0.42)	(0.47)	(0.50)	(0.50)		(0.52)

Total distributions	(0.17)		(0.42)	(0.47)	(0.50)	(0.50)		(0.52)

Net increase (decrease) in net asset value .	(0.01)		0.18	(0.44)	0.52	0.10		0.47

Net Asset Value, End of Period	$10.84		$10.85	$10.67	$11.11	$10.59		$10.49

Total Return (b)	1.52	%(c)	5.75%	0.28%	9.93%	5.89%		10.11%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$17,358		$15,199	$8,742	$10,396	$10,423		$14,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.91	%(d)	0.92%	0.87%	0.85%	0.89%		0.85%
After expense reimbursement and/or fee waiver by Adviser	0.69	%(d)	0.69%	0.69%	0.69%	0.63	%(e)	0.49%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.65	%(d)	3.29%	3.64%	4.20%	4.45%		4.64%
After expense reimbursement and/or fee waiver by Adviser	2.87	%(d)	3.51%	3.82%	4.36%	4.71%		5.00%
Portfolio Turnover	11.41	%(c)	36.31%	53.77%	57.43%	37.51%		23.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 1, 2011, the contractual expense limitation was increased from 0.49% to 0.69%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

125

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$9.49		$9.39	$8.68		$9.61		$9.41		$8.57

Income from Investment Operations:
Net investment income	0.07		0.17	0.20		0.16		0.14		0.10
Net realized and unrealized gain on investments	0.24		0.09	0.86		0.11		0.56		0.84

Total from investment operations	0.31		0.26	1.06		0.27		0.70		0.94

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.16)	(0.20)		(0.16)		(0.13)		(0.10)
Distributions from net realized gain on investments	—		—	(0.15)		(1.04)		(0.37)		—

Total distributions	(0.07)		(0.16)	(0.35)		(1.20)		(0.50)		(0.10)

Net increase (decrease) in net asset value	0.24		0.10	0.71		(0.93)		0.20		0.84

Net Asset Value, End of Period	$9.73		$9.49	$9.39		$8.68		$9.61		$9.41

Total Return (a)	3.43	%(b)	2.68%	12.60%		3.12%		7.69%		11.05%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$100,750		$101,980	$101,663		$106,191		$48,365		$46,423
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.17	%(c)	1.19%	1.23	%(d)	1.22	%(d)(e)	1.24	%(e)	1.37%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.17	%(c)	1.19%	1.23	%(d)	1.27	%(d)(e)	1.33	%(e)	1.40%
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.62	%(c)	1.81%	2.24%		1.82%		1.51%		1.20%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.62	%(c)	1.81%	2.24%		1.78%		1.41%		1.17%
Portfolio Turnover	24.64	%(b)	41.24%	77.70%		56.33%		87.37%		41.33%

(a)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(b)	Not annualized.
(c)	Annualized.
(d)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

126

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)

Net Asset Value, Beginning of Period	$9.50		$9.40	$8.69		$9.62		$9.41		$9.04

Income from Investment Operations:
Net investment income	0.09		0.18	0.22		0.18		0.16		0.09
Net realized and unrealized gain on investments	0.24		0.10	0.86		0.11		0.57		0.37

Total from investment operations	0.33		0.28	1.08		0.29		0.73		0.46

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.18)	(0.22)		(0.18)		(0.15)		(0.09)
Distributions from net realized gain on investments	—		—	(0.15)		(1.04)		(0.37)		—

Total distributions	(0.09)		(0.18)	(0.37)		(1.22)		(0.52)		(0.09)

Net increase (decrease) in net asset value	0.24		0.10	0.71		(0.93)		0.21		0.37

Net Asset Value, End of Period	$9.74		$9.50	$9.40		$8.69		$9.62		$9.41

Total Return (b)	3.55	%(c)	2.94%	12.88%		3.46%		7.97%		5.10	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$107,276		$108,985	$58,099		$71,618		$64,840		$46,140
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.92	%(d)	0.94%	0.98	%(e)	0.97	%(e)(f)	0.99	%(f)	1.10	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.92	%(d)	0.94%	0.98	%(e)	1.02	%(e)(f)	1.08	%(f)	1.15	%(d)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.87	%(d)	2.06%	2.49%		2.07%		1.76%		1.37	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.87	%(d)	2.06%	2.49%		2.03%		1.66%		1.32	%(d)
Portfolio Turnover	24.64	%(c)	41.24%	77.70%		56.33%		87.37%		41.33%

(a)	The inception date for Anchor Capital Enhanced Equity Fund Class I shares is March 3, 2010.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

127

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$13.64		$13.34		$12.39		$11.94		$11.97		$11.48

Income from Investment Operations:
Net investment income (loss)	(—	)(b)(c)	(0.07	)(b)	—	(b)(c)	0.04	(b)	(0.01	)(b)	0.04	(b)
Net realized and unrealized gain on investments	0.02		0.50	(d)	1.11		0.59		0.13		0.45

Total from investment operations	0.02		0.43		1.11		0.63		0.12		0.49

Less Distributions:
Distributions from and in excess of net investment income	—	(c)	(0.09)		(0.16)		(0.18)		(0.08)		—
Distributions from capital gains	(0.50)		(0.04)		—		—		(0.07)		—

Total distributions	(0.50)		(0.13)		(0.16)		(0.18)		(0.15)		—

Net increase (decrease) in net asset value	(0.48)		0.30		0.95		0.45		(0.03)		0.49

Net Asset Value, End of Period	$13.16		$13.64		$13.34		$12.39		$11.94		$11.97

Total Return (e)	0.17	%(f)	3.27%		9.05%		5.34%		0.92%		4.27	%(f)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$65,373		$44,386		$54,388		$33,719		$17,626		$8,296
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (g)	1.43	%(h)(i)	1.41%		1.43	%(j)	1.41	%(j)(k)	1.53%		2.19	%(i)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (g)	1.42	%(h)(i)	1.43%		1.45	%(j)	1.45	%(j)(k)	1.45%		1.45	%(i)(l)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.06	)%(i)	(0.51)%		—	%(c)	0.36	%(k)	(0.17)%		(0.25	)%(i)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.05	)%(i)	(0.53)%		(0.03)%		0.32	%(k)	(0.10)%		0.49	%(i)
Portfolio Turnover	42.70	%(f)	45.91%		43.55%		45.60%		79.77%		116.68%

(a)	The inception date for Lake Partners LASSO Alternatives Fund Class N shares is March 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than ($0.005) or $0.005 per share or less than 0.005%.
(d)	Includes capital contribution of less than $0.005 per share.
(e)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(f)	Not annualized.
(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Effective February 28, 2015, the contractual expense limitation was decreased from 1.45% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(i)	Annualized.
(j)	Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(k)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(l)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

128

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11	Year Ended 10/31/10

Net Asset Value, Beginning of Period	$13.69		$13.38		$12.42		$11.97		$11.98	$11.15

Income from Investment Operations:
Net investment income (loss)	0.01	(a)	(0.04	)(a)	0.03	(a)	0.07	(a)	0.02 (a)	0.08	(a)
Net realized and unrealized gain on investments	0.03	(b)	0.51	(b)	1.11		0.59		0.13	0.89

Total from investment operations	0.04		0.47		1.14		0.66		0.15	0.97

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.12)		(0.18)		(0.21)		(0.09)	(0.07)
Distributions from net realized gain on investments	(0.50)		(0.04)		—		—		(0.07)	(0.07)

Total distributions	(0.54)		(0.16)		(0.18)		(0.21)		(0.16)	(0.14)

Net increase (decrease) in net asset value	(0.50)		0.31		0.96		0.45		(0.01)	0.83

Net Asset Value, End of Period	$13.19		$13.69		$13.38		$12.42		$11.97	$11.98

Total Return (c)	0.27	%(d)	3.56%		9.31%		5.56%		1.22%	8.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$255,680		$477,157		$416,475		$253,343		$189,999	$19,723
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (e)	1.18	%(f)(g)	1.16%		1.18	%(h)	1.16	%(h)(i)	1.28%	2.32%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (e)	1.17	%(f)(g)	1.18%		1.20	%(h)	1.20	%(h)(i)	1.20%	1.24	%(j)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.19	%(g)	(0.26)%		0.25%		0.61	%(i)	0.08%	(0.41)%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.20	%(g)	(0.28)%		0.22%		0.57	%(i)	0.15%	0.67%
Portfolio Turnover	42.70	%(d)	45.91%		43.55%		45.60%		79.77%	116.68%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective February 28, 2015, the contractual expense limitation was decreased from 1.20% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(g)	Annualized.
(h)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(i)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(j)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

129

Aston Funds

ASTON/River Road Long-Short Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12	Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$11.35		$12.02	$10.73		$9.91	$10.00

Income from Investment Operations:
Net investment loss	(0.06)		(0.19)	(0.17	)(b)	(0.18)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	0.55		(0.19)	2.02		1.00	(0.05)

Total from investment operations	0.49		(0.38)	1.85		0.82	(0.09)

Less Distributions:
Distributions from net realized gain on investments	(0.30)		(0.29)	(0.56)		—	—

Total distributions	(0.30)		(0.29)	(0.56)		—	—

Net increase (decrease) in net asset value	0.19		(0.67)	1.29		0.82	(0.09)

Net Asset Value, End of Period	$11.54		$11.35	$12.02		$10.73	$9.91

Total Return (c)	4.33	%(d)	(3.27)%	18.14%		8.17%	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$102,377		$109,140	$108,966		$7,506	$4,594
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.64	%(e)	2.53%	2.54%		5.03%	8.68	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.68	%(e)	2.58%	2.38%		3.11%	2.72	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.70	%(e)	1.70%	1.70%		1.70%	1.70	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.91	)%(e)	(1.55)%	(1.62)%		(3.63)%	(6.80	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.95	)%(e)	(1.59)%	(1.46)%		(1.71)%	(0.84	)%(e)
Portfolio Turnover	129.69	%(d)	303.04%	291.36%		277.72%	127.32	%(d)

(a)	The inception date for River Road Long-Short Fund Class N shares is May 4, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

130

Aston Funds

ASTON/River Road Long-Short Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$11.40		$12.05	$10.96

Income from Investment Operations:
Net investment loss	(0.04)		(0.16)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	0.55		(0.20)	1.19

Total from investment operations	0.51		(0.36)	1.09

Less Distributions:
Distributions from net realized gain on investments	(0.30)		(0.29)	—

Total distributions	(0.30)		(0.29)	—

Net increase (decrease) in net asset value	0.21		(0.65)	1.09

Net Asset Value, End of Period	$11.61		$11.40	$12.05

Total Return (c)	4.49	%(d)	(3.01)%	9.85	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$81,509		$110,271	$71,175
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.39	%(e)	2.28%	2.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.43	%(e)	2.33%	2.10	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.45	%(e)	1.45%	1.45	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.66	)%(e)	(1.30)%	(1.44	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.70	)%(e)	(1.34)%	(1.33	)%(e)
Portfolio Turnover	129.69	%(d)	303.04%	291.36%

(a)	The inception date for River Road Long-Short Fund Class I shares is March 4, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

131

Aston Funds

ASTON/Barings International Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$6.98		$7.81	$6.87	$6.81	$7.24		$6.48

Income from Investment Operations:
Net investment income	0.02	(b)	0.14 (b)	0.11 (b)	0.10 (b)	0.07	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	0.46		(0.31)	1.00	0.17	(0.37)		0.70

Total from investment operations	0.48		(0.17)	1.11	0.27	(0.30)		0.76

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.18)	(0.09)	(0.04)	(0.13)		—
Distributions from net realized gain on investments	(0.88)		(0.48)	(0.08)	(0.17)	—		—

Total distributions	(1.02)		(0.66)	(0.17)	(0.21)	(0.13)		—

Net increase (decrease) in net asset value	(0.54)		(0.83)	0.94	0.06	(0.43)		0.76

Net Asset Value, End of Period	$6.44		$6.98	$7.81	$6.87	$6.81		$7.24

Total Return (c)	8.34	%(d)	(2.62)%	16.64%	4.28%	(4.22)%		11.73	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$355		$331	$477	$421	$393		$184
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.15	%(e)	1.95%	1.67%	1.60%	1.68	%(f)	1.72	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.40%	1.40%	1.40%	1.40	%(f)	1.40	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.20	)%(e)	1.42%	1.26%	1.30%	0.76	%(f)	1.07	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.55	%(e)	1.97%	1.53%	1.50%	1.04	%(f)	1.39	%(e)
Portfolio Turnover	21.68	%(d)	53.14%	55.78%	33.48%	58.96%		65.32%

(a)	The inception date for Barings International Fund Class N shares is March 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective March 1, 2011, the expense limitation became contractual and was decreased from 1.50% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

132

Aston Funds

ASTON/Barings International Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$6.99		$7.82	$6.89	$6.82	$7.26		$6.44

Income from Investment Operations:
Net investment income	0.03	(a)	0.16 (a)	0.13 (a)	0.12 (a)	0.09	(a)	0.06 (a)
Net realized and unrealized gain (loss) on investments	0.46		(0.31)	0.99	0.18	(0.38)		0.78

Total from investment operations	0.49		(0.15)	1.12	0.30	(0.29)		0.84

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.20)	(0.11)	(0.06)	(0.15)		(0.02)
Distributions from net realized gain on investments	(0.88)		(0.48)	(0.08)	(0.17)	—		—

Total distributions	(1.04)		(0.68)	(0.19)	(0.23)	(0.15)		(0.02)

Net increase (decrease) in net asset value	(0.55)		(0.83)	0.93	0.07	(0.44)		0.82

Net Asset Value, End of Period	$6.44		$6.99	$7.82	$6.89	$6.82		$7.26

Total Return (b)	8.49	%(c)	(2.37)%	16.72%	4.72%	(4.09)%		12.89%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,047		$21,260	$37,507	$61,662	$52,390		$47,985
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.90	%(d)	1.70%	1.42%	1.35%	1.43	%(e)	1.47%
After expense reimbursement and/or fee waiver by Adviser	1.15	%(d)	1.15%	1.15%	1.15%	1.15	%(e)	1.15%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.05	%(d)	1.67%	1.51%	1.55%	1.01	%(e)	0.63%
After expense reimbursement and/or fee waiver by Adviser	0.80	%(d)	2.22%	1.78%	1.75%	1.29	%(e)	0.95%
Portfolio Turnover	21.68	%(c)	53.14%	55.78%	33.48%	58.96%		65.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.15%, excluding interest, taxes, investment related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective March 1, 2011, the expense limitation became contractual and was decreased from 1.25% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

133

Aston Funds

ASTON/Guardian Capital Global Dividend Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$10.51		$10.00

Income from Investment Operations:
Net investment income	0.14	(b)	0.13
Net realized and unrealized gain on investments	0.15		0.49

Total from investment operations	0.29		0.62

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.11)

Total Distributions	(0.11)		(0.11)

Net increase in net asset value	0.18		0.51

Net Asset Value, End of Period	$10.69		$10.51

Total Return (c)	2.74	%(d)	6.17	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,082		$1,052
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.72	%(e)	5.21	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.30	%(e)	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.69	)%(e)	(1.74	)%(e)
After expense reimbursement and/or fee waiver by Adviser	2.73	%(e)	2.17	%(e)
Portfolio Turnover	9.70	%(d)	15.97	%(d)

(a)	The inception date for Guardian Capital Global Dividend Fund Class N shares is April 14, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

134

Aston Funds

ASTON/Guardian Capital Global Dividend Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$10.52		$10.00

Income from Investment Operations:
Net investment income	0.16	(b)	0.14
Net realized and unrealized gain on investments	0.11		0.50

Total from investment operations	0.27		0.64

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.12)

Total Distributions	(0.12)		(0.12)

Net increase in net asset value	0.15		0.52

Net Asset Value, End of Period	$10.67		$10.52

Total Return (c)	2.63	%(d)	6.39	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,388		$3,211
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.47	%(e)	4.96	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.05	%(e)	1.05	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.44	)%(e)	(1.49	)%(e)
After expense reimbursement and/or fee waiver by Adviser	2.98	%(e)	2.42	%(e)
Portfolio Turnover	9.70	%(d)	15.97	%(d)

(a)	The inception date for Guardian Capital Global Dividend Fund Class I shares is April 14, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

135

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$9.55		$9.65	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.11	0.08	(b)
Net realized and unrealized gain (loss) on investments	0.29		(0.07)	(0.43)

Total from investment operations	0.30		0.04	(0.35)

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.14)	—

Total distributions	(0.05)		(0.14)	—

Net decrease in net asset value	0.25		(0.10)	(0.35)

Net Asset Value, End of Period	$9.80		$9.55	$9.65

Total Return (c)	3.19	%(d)	0.49%	(3.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$748		$725	$675
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	5.42	%(e)	5.96%	7.24	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.43	%(e)	1.57%	1.65	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(3.85	)%(e)	(3.24)%	(4.13	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.14	%(e)	1.15%	1.46	%(e)
Portfolio Turnover	31.49	%(d)	63.48%	101.96	%(d)

(a)	The inception date for LMCG Emerging Markets Fund Class N shares is March 28, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

136

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Period Ended 10/31/13 (a)

Net Asset Value, Beginning of Period	$9.58		$9.67	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.14	0.10	(b)
Net realized and unrealized gain (loss) on investments	0.31		(0.07)	(0.43)

Total from investment operations	0.32		0.07	(0.33)

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.16)	—

Total distributions	(0.07)		(0.16)	—

Net decrease in net asset value	0.25		(0.09)	(0.33)

Net Asset Value, End of Period	$9.83		$9.58	$9.67

Total Return (c)	3.44	%(d)	0.79%	(3.30	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,298		$3,188	$3,307
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	5.17	%(e)	5.71%	6.99	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.18	%(e)	1.33%	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(3.60	)%(e)	(2.99)%	(3.88	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.39	%(e)	1.40%	1.71	%(e)
Portfolio Turnover	31.49	%(d)	63.48%	101.96	%(d)

(a)	The inception date for LMCG Emerging Markets Fund Class I shares is March 28, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

137

Aston Funds

ASTON/Pictet International Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$9.34		$10.00

Income from Investment Operations:
Net investment income	0.03	(b)	0.09
Net realized and unrealized gain (loss) on investments	0.64	(c)	(0.75)

Total from investment operations	0.67		(0.66)

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		—
Distributions from net realized gain on investments	(0.02)		—

Total distributions	(0.05)		—

Net increase (decrease) in net asset value	0.62		(0.66)

Net Asset Value, End of Period	$9.96		$9.34

Total Return (d)	7.33	%(e)	(6.60	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,055		$984
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.97	%(f)	3.26	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(f)	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.01	%(f)	(0.25	)%(f)
After expense reimbursement and/or fee waiver by Adviser	0.58	%(f)	1.61	%(f)
Portfolio Turnover	40.86	%(e)	25.82	%(e)

(a)	The inception date for Pictet International Fund Class N shares is April 14, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes capital contribution of $0.01 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.

See accompanying Notes to Financial Statements.

138

Aston Funds

ASTON/Pictet International Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Period Ended 10/31/14(a)

Net Asset Value, Beginning of Period	$9.36		$10.00

Income from Investment Operations:
Net investment income	0.04	(b)	0.10
Net realized and unrealized gain (loss) on investments	0.65	(c)	(0.74)

Total from investment operations	0.69		(0.64)

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		—
Distributions from net realized gain on investments	(0.02)		—

Total distributions	(0.07)		—

Net increase (decrease) in net asset value	0.62		(0.64)

Net Asset Value, End of Period	$9.98		$9.36

Total Return (d)	7.53	%(e)	(6.40	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$34,135		$8,467
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.72	%(f)	3.01	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(f)	1.15	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.26	%(f)	—	%(f)(g)
After expense reimbursement and/or fee waiver by Adviser	0.83	%(f)	1.86	%(f)
Portfolio Turnover	40.86	%(e)	25.82	%(e)

(a)	The inception date for Pictet International Fund Class I shares is April 14, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes capital contribution of $0.01 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Represents less than 0.005%.

See accompanying Notes to Financial Statements.

139

Aston Funds

ASTON/TAMRO International Small Cap Fund – Class N	April 30, 2015

Financial Highlights

	Period Ended 04/30/15(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.74

Total from investment operations	0.78

Net increase in net asset value	0.78

Net Asset Value, End of Period	$10.78

Total Return (b)	7.80	(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,144
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	13.49	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.50	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(10.96	)%(d)
After expense reimbursement and/or fee waiver by Adviser	1.03	%(d)
Portfolio Turnover	18.13	%(c)

(a)	The inception date for TAMRO International Small Cap Fund Class N shares is December 23, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

140

Aston Funds

ASTON/TAMRO International Small Cap Fund – Class I	April 30, 2015

Financial Highlights

	Period Ended 04/30/15(a) (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.74

Total from investment operations	0.79

Net increase in net asset value	0.79

Net Asset Value, End of Period	$10.79

Total Return (b)	7.90	(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$718
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	13.24	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.25	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(10.71	)%(d)
After expense reimbursement and/or fee waiver by Adviser	1.28	%(d)
Portfolio Turnover	18.13	%(c)

(a)	The inception date for TAMRO International Small Cap Fund Class I shares is December 23, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

141

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$12.63		$11.29	$10.49	$8.97		$8.16		$5.77

Income from Investment Operations:
Net investment income	0.10	(a)	0.10 (a)	0.17 (a)	0.15	(a)	0.15	(a)	0.14	(a)
Net realized and unrealized gain (loss) on investments	(0.17)		1.37	0.79 (b)	1.44		0.79		2.36

Total from investment operations	(0.07)		1.47	0.96	1.59		0.94		2.50

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.13)	(0.16)	(0.07)		(0.13)		(0.11)

Total distributions	(0.15)		(0.13)	(0.16)	(0.07)		(0.13)		(0.11)

Net increase (decrease) in net asset value .	(0.22)		1.34	0.80	1.52		0.81		2.39

Net Asset Value, End of Period	$12.41		$12.63	$11.29	$10.49		$8.97		$8.16

Total Return (c)	(0.58	)%(d)	13.19%	9.30%	17.85%		11.66%		43.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,070		$12,852	$13,093	$10,381		$6,287		$6,158
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.15	%(e)	2.16%	2.22%	2.36%		1.61	%(f)	1.68	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.37	%(e)	1.37%	1.37%	1.37%		1.29	%(f)	1.37	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.79	%(e)	0.08%	0.67%	0.53%		1.36%		1.65%
After expense reimbursement and/or fee waiver by Adviser	1.57	%(e)	0.87%	1.52%	1.52%		1.68%		1.96%
Portfolio Turnover	89.43	%(d)	162.93%	159.14%	86.62	%(g)	143.86%		75.30%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

142

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$12.57		$11.24	$10.44	$8.92		$8.12		$5.74

Income from Investment Operations:
Net investment income	0.12	(a)	0.13 (a)	0.20 (a)	0.15	(a)	0.16	(a)	0.16	(a)
Net realized and unrealized gain (loss) on investments	(0.16)		1.35	0.79 (b)	1.46		0.79		2.34

Total from investment operations	(0.04)		1.48	0.99	1.61		0.95		2.50

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.15)	(0.19)	(0.09)		(0.15)		(0.12)

Total distributions	(0.19)		(0.15)	(0.19)	(0.09)		(0.15)		(0.12)

Net increase (decrease) in net asset value .	(0.23)		1.33	0.80	1.52		0.80		2.38

Net Asset Value, End of Period	$12.34		$12.57	$11.24	$10.44		$8.92		$8.12

Total Return (c)	(0.42	)%(d)	13.45%	9.58%	18.16%		11.82%		44.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$739		$732	$532	$166		$32,925		$29,425
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.90	%(e)	1.91%	1.97%	2.11%		1.44	%(f)	1.43	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.12	%(e)	1.12%	1.12%	1.12%		1.12	%(f)	1.12	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.04	%(e)	0.33%	0.92%	0.78%		1.53%		1.90%
After expense reimbursement and/or fee waiver by Adviser	1.82	%(e)	1.12%	1.77%	1.77%		1.85%		2.21%
Portfolio Turnover	89.43	%(d)	162.93%	159.14%	86.62	%(g)	143.86%		75.30%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

143

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class N	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$24.68		$23.81	$21.46	$20.09	$19.13		$17.73

Income from Investment Operations:
Net investment income	0.06	(a)	0.12 (a)	0.21 (a)	0.16 (a)	0.15	(a)	0.21	(a)
Net realized and unrealized gain on investments	0.59		1.70	2.43	1.45	1.03		1.47

Total from investment operations	0.65		1.82	2.64	1.61	1.18		1.68

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.21)	(0.29)	(0.24)	(0.22)		(0.28)
Distributions from net realized gain on investments	(2.08)		(0.74)	—	—	—		—

Total distributions	(2.18)		(0.95)	(0.29)	(0.24)	(0.22)		(0.28)

Net increase (decrease) in net asset value.	(1.53)		0.87	2.35	1.37	0.96		1.40

Net Asset Value, End of Period	$23.15		$24.68	$23.81	$21.46	$20.09		$19.13

Total Return (b)	2.67	%(c)	7.83%	12.40%	8.03%	6.20%		9.54%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$20,255		$20,446	$22,425	$31,536	$23,315		$29,194
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.46	%(d)	1.43%	1.37%	1.42%	1.57	%(e)	1.38%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(d)	1.20%	1.20%	1.22%	1.35	%(e)	1.13%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.27	%(d)	0.26%	0.77%	0.57%	0.53%		0.89%
After expense reimbursement and/or fee waiver by Adviser	0.53	%(d)	0.50%	0.94%	0.77%	0.76%		1.15%
Portfolio Turnover	24.30	%(c)	27.43%	34.62%	35.48%	40.31%		51.68	%(f)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

144

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class I	April 30, 2015

Financial Highlights

	Six Months Ended 04/30/15 (unaudited)		Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10

Net Asset Value, Beginning of Period	$24.60		$23.76	$21.41	$20.05	$19.08		$17.68

Income from Investment Operations:
Net investment income	0.07	(a)	0.14 (a)	0.23 (a)	0.19 (a)	0.20	(a)	0.22	(a)
Net realized and unrealized gain on investments	0.59		1.70	2.43	1.44	1.04		1.46

Total from investment operations	0.66		1.84	2.66	1.63	1.24		1.68

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.26)	(0.31)	(0.27)	(0.27)		(0.28)
Distributions from net realized gain on investments	(2.08)		(0.74)	—	—	—		—

Total distributions	(2.19)		(1.00)	(0.31)	(0.27)	(0.27)		(0.28)

Net increase in net asset value .	(1.53)		0.84	2.35	1.36	0.97		1.40

Net Asset Value, End of Period	$23.07		$24.60	$23.76	$21.41	$20.05		$19.08

Total Return (b)	2.72	%(c)	7.92%	12.53%	8.14%	6.52%		9.57%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,712		$1,934	$1,839	$1,930	$1,415		$1,362
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.36	%(d)	1.33%	1.27%	1.30%	1.32	%(e)	1.35%
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.10%	1.10%	1.10%	1.10	%(e)	1.10%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.37	%(d)	0.36%	0.87%	0.69%	0.79%		0.92%
After expense reimbursement and/or fee waiver by Adviser	0.63	%(d)	0.60%	1.04%	0.89%	1.02%		1.17%
Portfolio Turnover	24.30	%(c)	27.43%	34.62%	35.48%	40.31%		51.68	%(f)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

Note (A) Fund Organization: Aston Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with 27 separate portfolios (each, a “Fund” and collectively, the “Funds”) as of April 30, 2015.

Aston Asset Management, LLC (“Aston” or the “Adviser”), the investment adviser and the administrator, manages each Fund by retaining one or more subadvisers (each, a “Subadviser”) to manage each Fund’s portfolio on a subadvisory basis. The following 27 portfolios of the Trust are included in these financial statements:

ASTON/Cornerstone Large Cap Value Fund (the “Cornerstone Large Cap Value Fund”)
ASTON/Fairpointe Focused Equity Fund (the “Fairpointe Focused Equity Fund”)
ASTON/Herndon Large Cap Value Fund (the “Herndon Large Cap Value Fund”)
ASTON/Montag & Caldwell Growth Fund (the “Montag & Caldwell Growth Fund”)
ASTON/TAMRO Diversified Equity Fund (the “TAMRO Diversified Equity Fund”)
ASTON/River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value Fund II”)
ASTON/Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap Fund”)
ASTON/Montag & Caldwell Mid Cap Growth Fund (the “Montag & Caldwell Mid Cap Growth Fund”)
ASTON/LMCG Small Cap Growth Fund (the “LMCG Small Cap Growth Fund”)
ASTON/River Road Independent Value Fund (the “River Road Independent Value Fund”)
ASTON/River Road Select Value Fund (the “River Road Select Value Fund”)
ASTON/River Road Small Cap Value Fund (the “River Road Small Cap Value Fund”)
ASTON/Silvercrest Small Cap Fund (the “Silvercrest Small Cap Fund”)
ASTON/TAMRO Small Cap Fund (the “TAMRO Small Cap Fund”)
ASTON/DoubleLine Core Plus Fixed Income Fund (the “DoubleLine Core Plus Fixed Income Fund”)
ASTON/TCH Fixed Income Fund (the “TCH Fixed Income Fund”)
ASTON/Anchor Capital Enhanced Equity Fund (the “Anchor Capital Enhanced Equity Fund”)
ASTON/Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives Fund”)
ASTON/River Road Long-Short Fund (the “River Road Long-Short Fund”)
ASTON/Barings International Fund (the “Barings International Fund”)
ASTON/Guardian Capital Global Dividend Fund (the “Guardian Capital Global Dividend Fund”)
ASTON/LMCG Emerging Markets Fund (the “LMCG Emerging Markets Fund”)

ASTON/Pictet International Fund (the “Pictet International Fund”)
ASTON/TAMRO International Small Cap Fund (the “TAMRO International Small Cap Fund”)
ASTON/Harrison Street Real Estate Fund (the “Harrison Street Real Estate Fund”)
ASTON/Montag & Caldwell Balanced Fund (the “Montag & Caldwell Balanced Fund”)

Each Fund, except Montag & Caldwell Growth Fund, is authorized to issue two classes of shares (Class N shares and Class I shares). Montag & Caldwell Growth Fund is authorized to issue three classes of shares (Class N shares, Class I shares and Class R shares). Each class of shares is substantially the same except that certain classes of shares bear class specific expenses that include distribution and services fees. River Road Dividend All Cap Value Fund and Fairpointe Mid Cap Fund are closed to new investors until further notice.

The Funds are investment companies that follow accounting and reporting guidance in Accounting Standards Codification 946, Financial Services-Investment Companies.

The investment objectives of the Funds are as follows:

Cornerstone Large Cap Value Fund Total return through long-term capital appreciation and current income.
Fairpointe Focused Equity Fund Long-term total return through capital appreciation.
Herndon Large Cap Value Fund Long-term capital appreciation.
Montag & Caldwell Growth Fund Long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
TAMRO Diversified Equity Fund Long-term capital appreciation.
River Road Dividend All Cap Value Fund High current income and, secondarily, long-term capital appreciation.
River Road Dividend All Cap Value Fund II Long-term capital appreciation and high current income.
Fairpointe Mid Cap Fund Long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Montag & Caldwell Mid Cap Growth Fund Long-term capital appreciation, and secondarily, current income, by investing primarily in common stocks and convertible securities.
LMCG Small Cap Growth Fund Long-term capital appreciation.
River Road Independent Value Fund Long-term total return.
River Road Select Value Fund Long-term capital appreciation.
River Road Small Cap Value Fund Long-term capital appreciation.
Silvercrest Small Cap Fund Long-term capital appreciation.

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TAMRO Small Cap Fund Long-term capital appreciation.
DoubleLine Core Plus Fixed Income Fund Maximize total return.
TCH Fixed Income Fund High current income consistent with prudent risk of capital.
Anchor Capital Enhanced Equity Fund Total return through a combination of a high level of current income and capital appreciation.
Lake Partners LASSO Alternatives Fund Long term total return with reduced correlation to the conventional stock and bond markets.
River Road Long-Short Fund Absolute return while minimizing volatility over a full market cycle.
Barings International Fund Total return.
Guardian Capital Global Dividend Fund Long-term capital appreciation and current income.
LMCG Emerging Markets Fund Long-term capital appreciation.
Pictet International Fund Capital appreciation.
TAMRO International Small Cap Fund Long-term capital appreciation.
Harrison Street Real Estate Fund Total return through a combination of growth and income.
Montag & Caldwell Balanced Fund Long-term total return.

Note (B) Significant Accounting Policies: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

(1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees of the Trust (the “Board”). The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign equity securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign equity securities held by Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund and TAMRO International Small Cap Fund, if certain market events occur.

Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of April 30, 2015 is as follows:

Funds	Total Value at 04/30/15	Level 1 Significant Unobservable Inputs	Level 2 Significant Unobservable Inputs	Level 3 Significant Unobservable Inputs

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$151,800,142	$151,800,142	$—	$—

Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$6,295,932	$6,295,932	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$140,597,024	$140,597,024	$—	$—

Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$2,440,330,097	$2,440,330,097	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$43,346,225	$43,346,225	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$991,216,451	$991,216,451	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$142,638,985	$142,638,985	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$5,736,376,605	$5,736,376,605	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$10,485,911	$10,485,911	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$117,975,295	$117,975,295	$—	$—

River Road Independent Value Fund
Assets
Investments in Securities*	$456,086,033	$456,086,033	$—	$—

River Road Select Value Fund
Assets
Investments in Securities*	$133,028,870	$133,028,870	$—	$—

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Funds	Total Value at 04/30/15	Level 1 Significant Unobservable Inputs	Level 2 Significant Unobservable Inputs	Level 3 Significant Unobservable Inputs

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$54,127,484	$50,457,382	$3,670,102	$—
Consumer Staples	7,598,022	7,598,022	—	—
Energy	10,165,473	10,165,473	—	—
Financials	40,913,142	40,913,142	—	—
Healthcare	7,871,478	7,871,478	—	—
Industrials	50,146,442	50,146,442	—	—
Information Technology	64,660,167	56,268,984	8,391,183	—
Materials	3,085,546	3,085,546	—	—
Telecommunication Services	10,852,012	10,852,012	—	—

Total Common Stocks	249,419,766	237,358,481	12,061,285	—
Investment Company*	27,588,289	27,588,289	—	—

Total	$277,008,055	$264,946,770	$12,061,285	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$112,961,745	$112,961,745	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$147,941,186	$147,941,186	$—	$—
Consumer Staples	55,294,024	49,497,480	5,796,544	—
Financials	123,213,669	123,213,669	—	—
Healthcare	96,790,967	96,790,967	—	—
Industrials	123,262,325	123,262,325	—	—
Information Technology	132,312,875	132,312,875	—	—
Materials	11,321,934	11,321,934	—	—

Total Common Stocks	690,136,980	684,340,436	5,796,544	—
Investment Company*	10,749,406	10,749,406	—	—

Total	$700,886,386	$695,089,842	$5,796,544	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$122,588,689	$—	$122,588,689	$—
Collateralized Mortgage and Asset-Backed Securities	65,735,765	—	65,735,765	—
U.S. Government and Agency Obligations	113,513,970	—	113,513,970	—
Other Mortgage and Asset-Backed Securities	20,721,098	—	19,971,098	750,000
Municipal Bonds	11,588,292	—	11,588,292	—
Foreign Government Bonds	2,106,028	—	2,106,028	—
Investment Companies*	26,947,437	26,947,437	—	—

Total	$363,201,279	$26,947,437	$335,503,842	$750,000

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$26,837,427	$—	$26,837,427	$—
U.S. Government and Agency Obligations	25,012,429	—	25,012,429	—
Commercial Mortgage-Backed Security	298,611	—	298,611	—
Foreign Government Bond	521,250	—	521,250	—
Investment Company*	2,399,114	2,399,114	—	—

Total	$55,068,831	$2,399,114	$52,669,717	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$207,420,086	$207,420,086	$—	$—
Purchased Options	559,400	559,400	—	—
Investment Company*	6,576,623	6,576,623	—	—

Total Assets	214,556,109	214,556,109	—	—

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Funds	Total Value at 04/30/15	Level 1 Significant Unobservable Inputs	Level 2 Significant Unobservable Inputs	Level 3 Significant Unobservable Inputs

Anchor Capital Enhanced Equity Fund (continued)
Liabilities
Written Options	$(6,812,124)	$(6,812,124)	$—	$—

Total Liabilities	(6,812,124)	(6,812,124)	—	—

Total	$207,743,985	$207,743,985	$—	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$325,262,713	$325,262,713	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$208,564,750	$208,564,750	$—	$—

Total Assets	208,564,750	208,564,750	—	—

Liabilities
Common Stock Sold Short*	(52,451,840)	(52,451,840)	—	—
Exchange Traded Funds Sold Short	(1,377,327)	(1,377,327)	—	—

Total Liabilities	(53,829,167)	(53,829,167)	—	—

Total	$154,735,583	$154,735,583	$—	$—

Barings International Fund
Assets
Common Stocks
Australia	$391,702	$—	$391,702	$—
Bermuda	251,334	—	251,334	—
France	1,769,674	—	1,769,674	—
Germany	2,347,806	—	2,347,806	—
Hong Kong	551,448	—	551,448	—
India	325,135	325,135	—	—
Japan	5,794,457	—	5,794,457	—
Netherlands	1,518,437	—	1,518,437	—
Papua New Guinea	178,992	—	178,992	—
Singapore	262,191	—	262,191	—
Sweden	323,195	—	323,195	—
Switzerland	1,927,768	—	1,927,768	—
Taiwan	351,936	351,936	—	—
United Kingdom	5,095,551	241,977	4,853,574	—

Total Common Stocks	21,089,626	919,048	20,170,578	—
Investment Company*	163,588	163,588	—	—

Total	$21,253,214	$1,082,636	$20,170,578	$—

Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$205,997	$—	$205,997	$—
Belgium	157,440	79,226	78,214	—
Canada	119,727	119,727	—	—
France	144,686	—	144,686	—
Germany	249,133	—	249,133	—
Ireland	127,749	127,749	—	—
Israel	45,315	45,315	—	—
Italy	23,023	—	23,023	—
Netherlands	60,437	60,437	—	—
Spain	121,713	—	121,713	—
Sweden	69,351	—	69,351	—
Switzerland	311,492	115,007	196,485	—
United Kingdom	489,383	146,970	342,413	—
United States	2,322,032	2,322,032	—	—

Total Common Stocks	4,447,478	3,016,463	1,431,015	—
Investment Company*	21,815	21,815	—	—

Total	$4,469,293	$3,038,278	$1,431,015	$—

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Funds	Total Value at 04/30/15	Level 1 Significant Unobservable Inputs	Level 2 Significant Unobservable Inputs	Level 3 Significant Unobservable Inputs

LMCG Emerging Markets Fund
Assets
Common Stocks
Brazil	$390,264	$390,264	$—	$—
China	755,693	—	755,693	—
Egypt	30,370	30,370	—	—
Hong Kong	174,596	—	174,596	—
India	155,364	155,364	—	—
Indonesia	123,506	—	123,506	—
Malaysia	65,550	—	65,550	—
Mexico	178,050	178,050	—	—
Philippines	51,776	—	51,776	—
Poland	60,138	—	60,138	—
Russia	115,348	115,348	—	—
South Africa	313,005	62,307	250,698	—
South Korea	634,643	29,251	605,392	—
Taiwan	559,295	26,611	532,684	—
Thailand	58,607	—	58,607	—
Turkey	114,069	—	114,069	—

Total Common Stocks	3,780,274	987,565	2,792,709	—
Exchange Traded Funds	169,502	169,502	—	—
Investment Company*	82,488	82,488	—	—

Total	$4,032,264	$1,239,555	$2,792,709	$—

ASTON/Pictet International Fund
Assets
Common Stocks
Australia	$1,151,068	$333,141	$817,927	$—
Austria	383,695	—	383,695	—
Belgium	519,528	—	519,528	—
Bermuda	568,403	568,403	—	—
Cayman Islands	452,284	—	452,284	—
Denmark	1,182,987	—	1,182,987	—
Finland	696,903	—	696,903	—
France	3,232,641	499,241	2,733,400	—
Germany	581,632	—	581,632	—
Hong Kong	1,588,211	1,060,880	527,331	—
Italy	2,129,723	295,771	1,833,952	—
Japan	6,900,048	—	6,900,048	—
Luxembourg	435,178	—	435,178	—
Malaysia	180,670	—	180,670	—
Netherlands	1,154,022	—	1,154,022	—
New Zealand	279,785	—	279,785	—
Papua New Guinea	223,834	—	223,834	—
Philippines	160,710	—	160,710	—
Portugal	528,396	—	528,396	—
South Korea	951,818	—	951,818	—
Spain	1,700,301	784,838	846,289	69,174
Sweden	579,082	—	579,082	—
Switzerland	2,507,212	525,214	1,981,998	—
United Kingdom	5,829,289	246,815	5,582,474	—

Total Common Stocks	33,917,420	4,314,303	29,533,943	69,174
Preferred Stock	490,547	—	490,547	—
Investment Company*	233,688	233,688	—	—

Total	$34,641,655	$4,547,991	$30,024,490	$69,174

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Funds	Total Value at 04/30/15	Level 1 Significant Unobservable Inputs	Level 2 Significant Unobservable Inputs	Level 3 Significant Unobservable Inputs

TAMRO International Small Cap Fund
Assets
Common Stocks
Australia	$119,243	$—	$119,243	$—
Bermuda	79,903	79,903	—	—
Canada	109,251	109,251	—	—
Cayman Islands	102,457	—	102,457	—
France	152,185	62,936	89,249	—
Germany	70,064	—	70,064	—
Hong Kong	53,499	—	53,499	—
Italy	115,854	—	115,854	—
Japan	408,767	—	408,767	—
Mexico	29,740	29,740	—	—
Norway	34,918	—	34,918	—
Panama	32,723	32,723	—	—
Singapore	61,790	61,790	—	—
Switzerland	70,866	—	70,866	—
United Kingdom	301,881	86,246	215,635	—
Virgin Islands (British)	42,600	42,600	—	—

Total Common Stocks	1,785,741	505,189	1,280,552	—
Preferred Stock	27,681	—	27,681	—
Investment Company*	73,673	73,673	—	—

Total	$1,887,095	$578,862	$1,308,233	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$12,838,339	$12,838,339	$—	$—

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$13,070,405	$13,070,405	$—	$—
Corporate Notes and Bonds	4,968,839	—	4,968,839	—
U.S. Government and Agency Obligations	2,973,123	—	2,973,123	—
Investment Company*	706,153	706,153	—	—

Total	$21,718,520	$13,776,558	$7,941,962	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund

and TAMRO International Small Cap Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were deemed to have occurred at April 30, 2015, Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund and TAMRO International Small Cap Fund utilized the external pricing service adjustments. As a result, Pictet International Fund owned certain securities during the year ended October 31, 2014 that were still owned as of April 30, 2015 and were transferred from Level 1 to Level 2.

Certain securities that were held at April 30, 2015 and since the beginning of the fiscal year in River Road Dividend All Cap Value Fund, River Road Independent Value Fund, River Road Small Cap Value Fund, LMCG Emerging Markets Fund and Pictet International Fund had changes in liquidity assessments which resulted in a transfer between levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

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Funds	Transfer from Level 1 to Level 2	Transfer from level 2 to Level 1
River Road Dividend All Cap Value Fund	$—	$5,991,971
River Road Independent Value	—	16,830,781
River Road Small Cap Value	—	7,445,457
LMCG Emerging Markets Fund	—	103,868
Pictet International Fund	353,412	1,417,199

Level 3 holdings were valued using internal valuation techniques that took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio, purchase price and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs and Adviser assumptions were used in determining fair value as of April 30, 2015:

DoubleLine Core Plus Fixed Income Fund	Total	Corporate Bonds	Asset- Backed
Fair Value, beginning of period	$640,628	$154,500	$486,128
Purchases	750,000	—	750,000
Transfer out	(634,937)	(154,730)	(480,207)
Change in unrealized appreciation (depreciation)	(5,691)	230	(5,921)

Fair value, end of period	$750,000	$—	$750,000

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$—	$—	$—

Pictet International Fund	Common Stocks

Fair Value, beginning of period	$—
Purchases	52,749
Change in unrealized appreciation (depreciation)	16,425

Fair value, end of period	$69,174

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$16,425

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. During the six months ended April 30, 2015, the Funds did not hold any repurchase agreements.

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctua-

tions during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the six months ended April 30, 2015, DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(4) Mortgage-Backed Securities: Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board. Cash segregated as collateral for short sales is shown in the Statement of Assets and Liabilities as segregated cash. Security positions segregated as collateral for short sales are included in the Total Investments on the Statement of Assets and Liabilities.

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(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at April 30, 2015. During the six months ended April 30, 2015, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Premiums Paid)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$2,196,587	$5,734,479

*	estimated based on quarter end holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the six months ended April 30, 2015, the Funds did not enter into any forward foreign currency contracts.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at April 30, 2015, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts
Anchor Capital Enhanced Equity Fund	$559,400	$(6,812,129)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2015:

	Amount of Realized Gain (Loss) on Derivatives Investments Value	Change in Unrealized Appreciation (Depreciation) on Derivatives Investments Value
	Equity Contracts(a)	Equity Contracts(b)
Anchor Capital Enhanced Equity Fund	$(10,962,917)	$1,938,291

(a)	Statement of Operations location: Net realized loss on purchased options and net realized loss on written options.

(b)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on purchased options and net change in unrealized appreciation (depreciation) on written options.

(9) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Dividend income and interest income are recorded in the Statement of Operations as investment income. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments, securities transactions or currency repatriation, some of which may be recoverable in part. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Transactions in securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method.

(10) Foreign Currency: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at the close of the regular trading session on the New York Stock Exchange. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities on the Statement of Operations.

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(11) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

At October 31, 2014, the following Funds had available realized capital loss carryforwards to offset future net capital gains through the fiscal year ended:

	Capital Loss Carryforwards:
Fund	2016		2017	2018	2019	No Expiration Short Term*	No Expiration Long Term*	Total
Cornerstone Large Cap Value Fund	$—		$11,124,593	$6,819,813	$—	$—	$—	$17,944,406
Montag & Caldwell Growth Fund	—		5,719,602	—	—	—	—	5,719,602
LMCG Small Cap Growth Fund	1,123,210	**	—	—	—	—	—	1,123,210
DoubleLine Core Plus Fixed Income Fund	—		—	—	—	2,938,510	1,300,564	4,239,074
TCH Fixed Income Fund	2,654,917		1,270,780	—	—	—	—	3,925,697
Anchor Capital Enhanced Equity Fund	—		—	—	—	441,599	—	441,599
Guardian Capital Global Dividend Fund	—		—	—	—	37,885	—	37,885
LMCG Emerging Markets Fund	—		—	—	—	260,214	—	260,214
Harrison Street Real Estate Fund	606,778		11,228,100	—	—	—	—	11,834,878

*	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. Under the Modernization Act, the Funds are permitted to carry forward capital losses incurred for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
**	This capital loss carryforward amount was acquired in the reorganization of the Aston Small Cap Fund into the LMCG Small Cap Growth Fund on April 19, 2013. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

Management has analyzed the Funds’ tax positions for all open tax years (current and prior three tax years) and has concluded that no provision for federal, state, or international income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

(12) Multi-Class Operations: Each class offered by a Fund that is authorized to offer multiple classes of shares has equal rights as to the Fund’s net assets.

Income, fund and trust level expenses, and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class.

(13) Offering Costs: Certain costs were incurred in connection with the offering of the following Funds, as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Inception Date	Original Offering Costs
Fairpointe Focused Equity Fund	December 24, 2014	$49,967
Guardian Capital Global Dividend Fund	April 14, 2014	59,779
Pictet International Fund	April 14, 2014	72,702
TAMRO International Small Cap fund	December 23, 2014	50,521

(14) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(15) Commitments and Contingencies: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

Note (C) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Anchor Capital Enhanced Equity Fund, Guardian Capital Global Dividend Fund, and Montag & Caldwell Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

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The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: Fairpointe Focused Equity Fund, Montag & Caldwell Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, Fairpointe Mid Cap Fund, Montag & Caldwell Mid Cap Growth Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund, Pictet International Fund, TAMRO International Small Cap Fund and Harrison Street Real Estate Fund.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day’s ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as redesignation of dividends paid, partnership reclasses, disallowed capitalized dividends on short sales, reclass of short-term gain to ordinary income, write off of capital loss carryovers, return of capital adjustments, premium reversals, paydown reclasses, passive foreign investment company reclasses, foreign currency reclasses, adjustments for business development corporations, the use of equalization and net operating loss reclasses are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions, amortization of offering costs, premium amortization, current year dividends payable, passive foreign investment company adjustments and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2014 and 2013 was as follows:

	Distributions Paid in 2014		Distributions Paid in 2013
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

Cornerstone Large Cap Value Fund	$400,233	$—	$275,360	$—
Herndon Large Cap Value Fund	3,419,118	6,349	2,225,740	4,982
Montag & Caldwell Growth Fund	45,645,316	341,924,841	53,175,678	275,103,427
TAMRO Diversified Equity Fund	21,488	1,631,344	47,422	25,803
River Road Dividend All Cap Value Fund	46,656,555	64,851,857	31,709,319	26,566,474
River Road Dividend All Cap Value Fund II	4,391,126	86,891	964,010	—
Fairpointe Mid Cap Fund	3,375,463	458,048,169	33,005,046	66,057,903
Montag & Caldwell Mid Cap Growth Fund	54,000	1,654,527	—	92,399
LMCG Small Cap Growth Fund	4,567,533	960,263	436,931	47,268
River Road Independent Value Fund	27,428,053	833,833	39,553,086	—
River Road Select Value Fund	5,039,706	26,824,144	3,212,685	8,700,481
River Road Small Cap Value Fund	10,537,955	56,872,092	5,316,856	9,066,179
Silvercrest Small Cap Fund	723,403	562,187	110,190	717
TAMRO Small Cap Fund	—	116,418,951	18,818,417	76,987,885
DoubleLine Core Plus Fixed Income Fund	5,696,835	—	8,127,489	22,764
TCH Fixed Income Fund	1,961,530	—	2,721,001	—
Anchor Capital Enhanced Equity Fund	3,308,423	—	5,860,687	556,618
Lake Partners LASSO Alternatives Fund	4,167,016	1,590,997	4,205,294	—
River Road Long-Short Fund	4,915,054	28,902	415,810	21,761
Barings International Fund	2,458,302	944,009	1,201,521	550,401
Guardian Capital Global Dividend Fund	46,620	—	—	—
LMCG Emerging Markets Fund	64,574	—	—	—
Harrison Street Real Estate Fund	147,567	—	165,004	—
Montag & Caldwell Balanced Fund	208,332	740,661	366,801	—

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As of October 31, 2014, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Total
Cornerstone Large Cap Value Fund	$(17,944,406)	$811,840	$—	$9,312,701	$(7,819,865)
Herndon Large Cap Value Fund	—	2,077,706	7,725,697	18,831,843	28,635,246
Montag & Caldwell Growth Fund	(5,719,602)	39,806,758	627,214,322	682,737,831	1,344,039,309
TAMRO Diversified Equity Fund	—	1,330,732	2,037,416	14,488,089	17,856,237
River Road Dividend All Cap Value Fund	—	1,450,183	89,180,525	231,097,821	321,728,529
River Road Dividend All Cap Value Fund II	—	1,313,975	2,890,310	13,296,819	17,501,104
Fairpointe Mid Cap Fund	—	151,395,419	770,914,068	962,121,316	1,884,430,803
Montag & Caldwell Mid Cap Growth Fund	—	22,455	660,992	2,085,241	2,768,688
LMCG Small Cap Growth Fund	(1,123,210)	1,396,041	1,049,684	5,555,024	6,877,539
River Road Independent Value Fund	—	13,123,488	21,660,989	(22,531,730)	12,252,747
River Road Select Value Fund	—	7,894,025	17,042,127	7,552,973	32,489,125
River Road Small Cap Value Fund	—	9,288,601	31,937,090	36,248,070	77,473,761
Silvercrest Small Cap Fund	—	427,578	1,197,754	6,951,946	8,577,278
TAMRO Small Cap Fund	(4,567,670)	—	94,013,543	235,273,794	324,719,667
DoubleLine Core Plus Fixed Income Fund	(4,239,074)	56,676	—	2,372,929	(1,809,469)
TCH Fixed Income Fund	(3,925,697)	13,088	—	3,179,390	(733,219)
Anchor Capital Enhanced Equity Fund	(441,599)	327,869	—	7,937,136	7,823,406
Lake Partners LASSO Alternatives Fund	(1,997,170)	—	15,080,174	27,352,495	40,435,499
River Road Long-Short Fund	—	4,915,572	334,672	(9,041,573)	(3,791,329)
Barings International Fund	—	772,590	2,360,278	740,716	3,873,584
Guardian Capital Global Dividend Fund	(37,885)	16,335	—	234,146	212,596
LMCG Emerging Markets Fund	(260,214)	22,462	—	127,491	(110,261)
Pictet International Fund	—	170,163	—	(805,564)	(635,401)
Harrison Street Real Estate Fund	(11,834,878)	115,470	—	1,133,770	(10,585,638)
Montag & Caldwell Balanced Fund	—	83,638	1,807,933	2,700,106	4,591,677

Note (D) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

Six Months Ended April 30, 2015

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	391,442	28,081	(647,766)	(228,243)
Fairpointe Focused Equity Fund (a)(b)	200,698	—	(644)	200,054
Herndon Large Cap Value Fund	125,704	62,690	(389,156)	(200,762)
Montag & Caldwell Growth Fund	3,471,968	8,194,048	(22,850,753)	(11,184,737)
TAMRO Diversified Equity Fund	78,923	84,769	(380,546)	(216,854)
River Road Dividend All Cap Value Fund	1,523,864	1,935,866	(9,977,864)	(6,518,134)
River Road Dividend All Cap Value Fund II	49,440	19,602	(110,461)	(41,419)
Fairpointe Mid Cap Fund	6,129,373	9,137,627	(10,259,613)	5,007,387
Montag & Caldwell Mid Cap Growth Fund	8,544	34,984	(246,202)	(202,674)
LMCG Small Cap Growth Fund	2,808,235	105,407	(520,491)	2,393,151
River Road Independent Value Fund	2,814,084	1,563,006	(5,330,816)	(953,726)
River Road Select Value Fund	49,998	156,298	(262,970)	(56,674)
River Road Small Cap Value Fund	202,391	503,817	(2,201,570)	(1,495,362)
Silvercrest Small Cap Fund	31,060	9,374	(131,166)	(90,732)
TAMRO Small Cap Fund	497,775	2,105,009	(5,058,748)	(2,455,964)
DoubleLine Core Plus Fixed Income Fund	8,150,914	106,589	(2,055,835)	6,201,668
TCH Fixed Income Fund	292,024	48,690	(236,515)	104,199
Anchor Capital Enhanced Equity Fund	1,161,200	80,361	(1,639,506)	(397,945)
Lake Partners LASSO Alternatives Fund	2,337,025	133,279	(755,610)	1,714,694
River Road Long-Short Fund	1,740,721	231,451	(2,721,329)	(749,157)
Barings International Fund	1,383	8,119	(1,773)	7,729
Guardian Capital Global Dividend Fund	1,219	8	(47)	1,180
LMCG Emerging Markets Fund	296	426	(327)	395
Pictet International Fund	903	34	(292)	645
TAMRO International Small Cap Fund (c)	106,175	—	—	106,175
Harrison Street Real Estate Fund	109,932	11,379	(166,155)	(44,844)
Montag & Caldwell Balanced Fund	18,781	75,379	(47,771)	46,389

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Class I	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	626,142	56,355	(1,002,405)	(319,908)
Fairpointe Focused Equity Fund (a)(b)	391,185	—	—	391,185
Herndon Large Cap Value Fund	975,796	624,457	(1,689,939)	(89,686)
Montag & Caldwell Growth Fund	6,818,963	14,272,154	(51,798,425)	(30,707,308)
TAMRO Diversified Equity Fund	26,567	92,884	(191,958)	(72,507)
River Road Dividend All Cap Value Fund	4,151,879	3,657,086	(7,933,261)	(124,296)
River Road Dividend All Cap Value Fund II	1,177,971	349,779	(709,050)	818,700
Fairpointe Mid Cap Fund	11,864,750	10,047,969	(18,768,984)	3,143,735
Montag & Caldwell Mid Cap Growth Fund	105,024	27,469	(11,624)	120,869
LMCG Small Cap Growth Fund	1,739,479	52,633	(158,699)	1,633,413
River Road Independent Value Fund	1,692,241	1,546,766	(19,383,808)	(16,144,801)
River Road Select Value Fund	364,172	2,999,976	(7,386,835)	(4,022,687)
River Road Small Cap Value Fund	2,471,874	2,833,551	(3,466,616)	1,838,809
Silvercrest Small Cap Fund	4,070,777	100,934	(1,297,134)	2,874,577
TAMRO Small Cap Fund	2,278,946	2,381,470	(4,837,096)	(176,680)
DoubleLine Core Plus Fixed Income Fund	10,375,034	336,710	(2,452,986)	8,258,758
TCH Fixed Income Fund	528,584	23,916	(352,196)	200,304
Anchor Capital Enhanced Equity Fund	2,896,764	80,213	(3,442,844)	(465,867)
Lake Partners LASSO Alternatives Fund	5,164,883	804,315	(21,433,091)	(15,463,893)
River Road Long-Short Fund	1,308,795	160,137	(4,125,157)	(2,656,225)
Barings International Fund	168,035	526,717	(467,167)	227,585
Guardian Capital Global Dividend Fund	10,042	2,668	(572)	12,138
LMCG Emerging Markets Fund	—	2,687	—	2,687
Pictet International Fund	3,014,742	5,369	(505,500)	2,514,611
TAMRO International Small Cap Fund (c)	66,529	—	—	66,529
Harrison Street Real Estate Fund	5,036	566	(3,903)	1,699
Montag & Caldwell Balanced Fund	7,644	3,548	(15,578)	(4,386)

(a)	The inception date for Fairpointe Focused Equity Fund is December 24, 2014.
(b)	Fairpointe Focused Equity Fund had a subscription-in-kind in the amount of $2,333,718 on December 24, 2014. The subscription was comprised of securities, cash and dividends accrued in the amount of $2,305,531, $26,148 and $2,039, respectively
(c)	The inception date for TAMRO International Small Cap Fund is December 23, 2014.

Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
Montag & Caldwell Growth Fund	21,870	43,433	(84,064)	(18,761)

Year Ended October 31, 2014

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	3,048,364	6,618	(840,585)	2,214,397
Herndon Large Cap Value Fund	774,911	78,380	(2,949,039)	(2,095,748)
Montag & Caldwell Growth Fund	7,516,258	5,582,826	(44,037,900)	(30,938,816)
TAMRO Diversified Equity Fund	192,994	42,330	(445,529)	(210,205)
River Road Dividend All Cap Value Fund	4,595,497	2,941,808	(14,719,302)	(7,181,997)
River Road Dividend All Cap Value Fund II	308,070	16,347	(92,224)	232,193
Fairpointe Mid Cap Fund	13,219,533	4,903,545	(18,453,660)	(330,582)
Montag & Caldwell Mid Cap Growth Fund	35,309	147,172	(438,462)	(255,981)
LMCG Small Cap Growth Fund	615,033	304,695	(585,882)	333,846
River Road Independent Value Fund	6,616,331	1,167,151	(11,067,285)	(3,283,803)
River Road Select Value Fund	215,257	295,283	(1,412,098)	(901,558)
River Road Small Cap Value Fund	695,985	871,062	(1,272,564)	294,483
Silvercrest Small Cap Fund	318,690	9,961	(168,205)	160,446
TAMRO Small Cap Fund	2,156,386	1,983,756	(9,725,416)	(5,585,274)
DoubleLine Core Plus Fixed Income Fund	2,161,225	141,089	(4,006,735)	(1,704,421)
TCH Fixed Income Fund	549,014	133,538	(1,567,315)	(884,763)
Anchor Capital Enhanced Equity Fund	3,747,280	184,255	(4,009,865)	(78,330)
Lake Partners LASSO Alternatives Fund	1,605,400	40,597	(2,469,534)	(823,537)
River Road Long-Short Fund	8,014,551	238,102	(7,696,381)	556,272
Barings International Fund	8,221	5,415	(27,372)	(13,736)
Guardian Capital Global Dividend Fund (a)	100,106	—	—	100,106
LMCG Emerging Markets Fund	6,335	1,079	(1,378)	6,036
Pictet International Fund (b)	105,262	—	—	105,262
Harrison Street Real Estate Fund	374,724	12,655	(529,928)	(142,549)
Montag & Caldwell Balanced Fund	49,674	35,776	(198,637)	(113,187)

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Class I	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
Cornerstone Large Cap Value Fund	4,871,810	19,747	(993,206)	3,898,351
Herndon Large Cap Value Fund	5,946,567	145,491	(2,674,050)	3,418,008
Montag & Caldwell Growth Fund	24,146,473	5,932,472	(41,799,885)	(11,720,940)
TAMRO Diversified Equity Fund	222,404	50,315	(679,730)	(407,011)
River Road Dividend All Cap Value Fund	9,868,160	3,439,419	(12,909,103)	398,476
River Road Dividend All Cap Value Fund II	3,185,525	293,676	(990,015)	2,489,186
Fairpointe Mid Cap Fund	30,513,534	3,826,779	(15,079,903)	19,260,410
Montag & Caldwell Mid Cap Growth Fund (c)	322,300	—	(14)	322,286
LMCG Small Cap Growth Fund	696,705	82,467	(339,984)	439,188
River Road Independent Value Fund	13,556,500	1,311,396	(13,609,667)	1,258,229
River Road Select Value Fund	3,281,294	3,175,257	(5,705,277)	751,274
River Road Small Cap Value Fund	6,333,689	3,935,519	(6,638,474)	3,630,734
Silvercrest Small Cap Fund	2,326,474	76,930	(331,458)	2,071,946
TAMRO Small Cap Fund	5,439,909	2,400,215	(19,301,842)	(11,461,718)
DoubleLine Core Plus Fixed Income Fund	10,159,407	317,973	(6,234,468)	4,242,912
TCH Fixed Income Fund	885,168	40,165	(343,869)	581,464
Anchor Capital Enhanced Equity Fund	7,598,733	122,231	(2,426,538)	5,294,426
Lake Partners LASSO Alternatives Fund	9,990,525	329,595	(6,588,040)	3,732,080
River Road Long-Short Fund	9,063,711	164,164	(5,460,015)	3,767,860
Barings International Fund	775,349	457,485	(2,987,094)	(1,754,260)
Guardian Capital Global Dividend Fund (a)	302,975	2,366	—	305,341
LMCG Emerging Markets Fund	26,107	5,932	(41,200)	(9,161)
Pictet International Fund (b)	904,851	—	—	904,851
Harrison Street Real Estate Fund	29,872	396	(19,438)	10,830
Montag & Caldwell Balanced Fund	14,759	1,333	(14,900)	1,192

(a)	The inception date for Guardian Capital Global Dividend Fund is April 14, 2014.
(b)	The inception date for Pictet International Fund is April 14, 2014.
(c)	The inception date for Montag & Caldwell Mid Cap Growth Fund Class I is May 14, 2014.

Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
Montag & Caldwell Growth Fund	43,265	20,886	(156,936)	(92,785)

Note (E) Investment Transactions: Aggregate purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2015 were as follows:

	Aggregate Purchases		Proceeds from Sales

	U.S Government	Other	U.S Government	Other
Cornerstone Large Cap Value Fund	$—	$31,420,879	$—	$42,859,085
Fairpointe Focused Equity Fund	—	3,973,159	—	446,722
Herndon Large Cap Value Fund	—	37,408,326	—	52,966,045
Montag & Caldwell Growth Fund	—	1,072,410,381	—	2,658,663,323
TAMRO Diversified Equity Fund	—	9,445,523	—	18,264,953
River Road Dividend All Cap Value Fund	—	138,403,870	—	303,236,729
River Road Dividend All Cap Value Fund II	—	26,550,172	—	21,081,598
Fairpointe Mid Cap Fund	—	1,070,713,723	—	1,387,965,248
Montag & Caldwell Mid Cap Growth Fund	—	2,979,008	—	4,715,880
LMCG Small Cap Growth Fund	—	85,658,266	—	29,601,080
River Road Independent Value Fund	—	28,896,443	—	107,899,833
River Road Select Value Fund	—	39,814,030	—	100,435,664
River Road Small Cap Value Fund	—	70,973,568	—	112,496,987
Silvercrest Small Cap Fund	—	66,136,557	—	23,204,610
TAMRO Small Cap Fund	—	240,667,182	—	408,321,721
DoubleLine Core Plus Fixed Income Fund	85,961,453	170,054,947	37,443,736	48,361,373
TCH Fixed Income Fund	3,340,756	6,192,095	3,005,511	3,116,145
Anchor Capital Enhanced Equity Fund	—	53,674,017	—	71,537,326
Lake Partners LASSO Alternatives Fund	—	160,841,379	—	345,575,668
River Road Long-Short Fund	—	222,520,425	—	247,564,731
Barings International Fund	—	4,533,792	—	5,899,440
Guardian Capital Global Dividend Fund	—	558,690	—	420,908
LMCG Emerging Markets Fund	—	1,203,753	—	1,195,431
Pictet International Fund	—	32,306,885	—	10,259,164
TAMRO International Small Cap Fund	—	1,912,411	—	199,581
Harrison Street Real Estate Fund	—	12,290,150	—	12,941,068
Montag & Caldwell Balanced Fund	—	5,264,839	883,958	5,235,260

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Note (F) Redemption Fees: In accordance with the prospectus, certain Funds may assess a redemption fee on Fund share redemptions and exchanges within specified time periods. The redemption fees are indicated in the following table for the six months ended April 30, 2015 and are included in the Cost of Shares Redeemed on the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Barings International Fund	2% Within 90 Days	$114
Guardian Capital Global Dividend Fund	2% Within 90 Days	—
LMCG Emerging Markets Fund	2% Within 90 Days	—
Pictet International Fund	2% Within 90 Days	—
TAMRO International Small Cap Fund	2% Within 90 Days	—
Harrison Street Real Estate Fund	2% Within 90 Days	459

Note (G) Advisory, Administration, Distribution Services and Trustee Arrangements:

Advisory. Aston serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the “Investment Advisory Agreement”), fees are accrued daily and paid monthly, at specified annual rates of average daily net assets. The factors considered by the Board in approving the current Investment Advisory Agreement are included in the Funds’ annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds are subject to an expense limitation agreement with the Adviser, pursuant to which annual ordinary operating expenses for Class N and Class I shareholders are capped at certain specified annual rates of average daily net assets. There are no contractual expense limitations for Class R shareholders.

The contractual expense limitations for the Funds are effective through February 29, 2016. The advisory rates and contractual expense limitations for the six months ended April 30, 2015 were as follows:

		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
Cornerstone Large Cap Value Fund	0.80%	1.30%	1.05%
Fairpointe Focused Equity Fund (a)	0.80%	1.15%	0.90%
Herndon Large Cap Value Fund	0.80%	1.30%	1.05%
Montag & Caldwell Growth Fund	0.80% on first $800,000,000
	0.60% over $800,000,000 up to $6 billion
	0.55% over $6 billion up to $12 billion 0.50% over $12 billion	N/A	N/A
TAMRO Diversified Equity Fund	0.80%	1.20%	0.95%
River Road Dividend All Cap Value Fund	0.70%	1.30%	1.05%
River Road Dividend All Cap Value Fund II	0.70%	1.30%	1.05%
Fairpointe Mid Cap Fund	0.80% on first $100,000,000
	0.75% next $300,000,000
	0.70% over $400,000,000	N/A	N/A
Montag & Caldwell Mid Cap Growth Fund	0.85%	1.25%	1.00%
LMCG Small Cap Growth Fund	1.00%	1.35%	1.10%
River Road Independent Value Fund	1.00%	1.42%	1.17%
River Road Select Value Fund	1.00%	1.50%	1.25%
River Road Small Cap Value Fund	0.90%	N/A	N/A
Silvercrest Small Cap Fund	1.00%	1.40%	1.15%
TAMRO Small Cap Fund	0.90%	N/A	N/A
DoubleLine Core Plus Fixed Income Fund	0.55%	0.94%	0.69%
TCH Fixed Income Fund	0.55%	0.94%	0.69%
Anchor Capital Enhanced Equity Fund	0.70%	1.40%	1.15%
Lake Partners LASSO Alternatives Fund (b)	1.00%	1.40%	1.15%
River Road Long-Short Fund	1.20%	1.70%	1.45%
Barings International Fund	1.00%	1.40%	1.15%
Guardian Capital Global Dividend Fund	0.80%	1.30%	1.05%
LMCG Emerging Markets Fund	1.05%	1.43%	1.18%
Pictet International Fund	0.90%	1.40%	1.15%
TAMRO International Small Cap Fund (c)	1.00%	1.50%	1.25%
Harrison Street Real Estate Fund	1.00%	1.37%	1.12%
Montag & Caldwell Balanced Fund	0.75%	1.35%	1.10%

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(a)	The inception date for Fairpointe Focused Equity Fund is December 24, 2014.
(b)	Prior to February 28, 2015, the contractual expense limitation was 1.45% and 1.20% for Class N and Class I, respectively.
(c)	The inception date for TAMRO International Small Cap Fund is December 23, 2014.

Pursuant to a contractual expense reimbursement agreement between the Adviser and the Trust, for a period of up to three years from the fiscal year end during which the Adviser waived its advisory fees or reimbursed expenses for each of: Fairpointe Focused Equity Fund-Classes N and I, Herndon Large Cap Value Fund-Classes N and I, River Road Dividend All Cap Value Fund II-Classes N and I, LMCG Small Cap Growth Fund-Classes N and I, River Road Independent Value Fund-Classes N and I, Silvercrest Small Cap Fund-Classes N and I, DoubleLine Core Plus Fixed Income Fund-Classes N and I, Lake Partners LASSO Alternatives Fund-Classes N and I, River Road Long-Short Fund-Classes N and I, Guardian Capital Global Dividend Fund-Classes N and I, LMCG Emerging Markets Fund-Classes N and I, Pictet International Fund-Classes N and I, and TAMRO International Small Cap Fund-Classes N and I, the Adviser is entitled to be reimbursed by each Fund for such previously waived fees and reimbursed expenses from commencement of operations through the completion of the first three full fiscal years, to the extent that each Fund’s expense ratio (not including interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2015 that are entitled to be recouped for each Fund are as follows:

	Expiration
	2015	2016	2017	2018
Fairpointe Focused Equity Fund(1)	N/A	N/A	N/A	$57,525
Herndon Large Cap Value Fund	$7,468	$—	N/A	N/A
River Road Dividend All Cap Value Fund II	—	—	$—	—
LMCG Small Cap Growth Fund	123,269	157,143	131,012	N/A
River Road Independent Value Fund	143,528	59,855	25,960	N/A
Silvercrest Small Cap Fund	147,166	116,435	108,554	43,199
DoubleLine Core Plus Fixed Income Fund	389,195	205,067	183,865	N/A
Lake Partners LASSO Alternatives Fund	—	—	N/A	N/A
River Road Long-Short Fund	65,714	76,699	—	N/A
Guardian Capital Global Dividend Fund	N/A	N/A	89,764	74,170
LMCG Emerging Markets Fund	N/A	119,333	173,395	76,091
Pictet International Fund	N/A	N/A	102,208	74,482
TAMRO International Small Cap Fund(1)	N/A	N/A	N/A	58,833

Total	$876,340	$734,532	$814,758	$384,300

(1)	The Fund commenced operations in the current fiscal year.

Through the six months ended April 30, 2015, the Adviser is eligible to recapture prior year fee waivers and expense reimbursements of $35,325 from Herndon Large Cap Value Fund, and $38,429 from River Road Long-Short Fund.

During the six months ended April 30, 2015, the following Fund was reimbursed by the Subadviser for losses incurred on transactions not meeting the Fund’s investment guidelines:

Capital Contribution
Pictet International Fund	$23,298

On March 13, 2015, BNY Mellon contributed $872 of capital to the following Fund to mitigate the negative impact to Shareholders from an incorrect calculation of net asset value.

Capital Contribution
Lake Partners LASSO Alternatives Fund	$872

The Adviser manages each Fund by retaining one or more Subadvisers to manage each Fund, as follows:

Fund	Subadviser
Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
Fairpointe Focused Equity Fund	Fairpointe Capital LLC
Herndon Large Cap Value Fund	Herndon Capital Management, LLC
Montag & Caldwell Growth Fund	Montag & Caldwell, LLC
TAMRO Diversified Equity Fund	TAMRO Capital Partners LLC
River Road Dividend All Cap Value Fund	River Road Asset Management, LLC
River Road Dividend All Cap Value Fund II	River Road Asset Management, LLC
Fairpointe Mid Cap Fund	Fairpointe Capital LLC
Montag & Caldwell Mid Cap Growth Fund	Montag & Caldwell, LLC
LMCG Small Cap Growth Fund	LMCG Investments, LLC
River Road Independent Value Fund	River Road Asset Management, LLC
River Road Select Value Fund	River Road Asset Management, LLC
River Road Small Cap Value Fund	River Road Asset Management, LLC
Silvercrest Small Cap Fund	Silvercrest Asset Management Group LLC
TAMRO Small Cap Fund	TAMRO Capital Partners LLC
DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC
Anchor Capital Enhanced Equity Fund	Anchor Capital Advisors LLC
Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
River Road Long-Short Fund	River Road Asset Management, LLC
Barings International Fund	Baring International Investment Limited
Guardian Capital Global Dividend Fund	Guardian Capital LP
LMCG Emerging Markets Fund	LMCG Investments, LLC
Pictet International Fund	Pictet Asset Management Limited
TAMRO International Small Cap Fund	TAMRO Capital Partners LLC
Harrison Street Real Estate Fund	Harrison Street Securities, LLC
Montag & Caldwell Balanced Fund	Montag & Caldwell, LLC

Subadvisory fees are paid monthly by Aston. The factors considered by the Board in approving the current sub-investment advisory agreements for the Funds (each, a “Sub-Investment Advisory Agreement”) are included in the additional information section of the Funds’ annual or semi-annual report to shareholders covering the period in which such approval occurred.

Administration. Under the terms of the administration agreement between the Trust and Aston, the Funds’ administrator (the “Administration Agreement”), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to

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each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance-related expenses. The administration fee arrangement is as follows:

Administration Fees at Trust Level	Annual Rate

First $7.4 billion	0.0437%
Over $7.4 billion	0.0412%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and BNY Mellon (the “Sub-Administration Agreement”). Under the terms of the Sub-Administration Agreement, sub-administration fees (inclusive of tax services fees), which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.0167% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund. The fees may be subject to an annual increase by BNY Mellon, in an amount not to exceed the cumulative percentage increase in the Consumer Price Index for All Urban Consumers (CPI-U) U.S. City Average, all items (unadjusted) published since the last such increase in fees. The last such annual increase, of 1.5%, was effective October 1, 2014.

Distribution Services. Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter and distributor of the Funds’ shares. Pursuant to Rule 12b-1 distribution and service plans (the “Plans”) adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution and servicing of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund’s Class N average daily net assets and 0.50% of each participating Fund’s Class R average daily net assets. The Class I shares do not have Rule 12b-1 plans. Effective January 1, 2012 and ending October 31, 2013, the TCH Fixed Income Fund 12b-1 fee was reduced to 0.15%. Effective January 1, 2012, Montag & Caldwell Balanced Fund reduced its 12b-1 fees to 0.10%.

Trustees. The Trustees of the Trust who are not affiliated with the Adviser or a Subadviser receive an annual retainer and per meeting fees, and they are reimbursed for out-of-pocket expenses for each meeting of the Board they attend. The Chairman of the Board and Committee Chairs receive additional retainers. No officer or employee of the Adviser, of a Subadviser, or of their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2015 was $447,054.

Effective May 30, 2014, Aston became an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), the interests in which are held by AMG through its wholly-owned subsidiary, AMG Funds LLC. AMG Funds LLC serves as investment adviser to the AMG Funds family of mutual funds (“AMG Funds”) and the same trustees serve on the Boards of Trustees of both the Trust and AMG Funds. Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the Funds and the funds within AMG Funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were allocated among all of the Funds. The “Trustees fees and related expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Trustees of the Trust.

Affiliated Investments: Certain Funds may invest in affiliated funds subject to compliance with each Fund’s policies.

A summary of each Fund’s investment, as applicable, in affiliated funds for the six months ended April 30, 2015, is as follows:

DoubleLine Core Plus Fixed Income Fund

Underlying Fund	Purchases	Proceeds from Sales	Market Value 04/30/2015	Dividend Income	Realized Gain
DoubleLine Floating Rate Fund	$11,200,000	$4,000,000	$9,811,607	$109,374	$23,715

Note (H) Credit Agreement: Effective July 6, 2010 and as amended August 29, 2014, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each series of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25% or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on out standing Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25% or the One Month LIBOR Rate plus 1.25%. The Trust pays a commitment fee on the unutilized commitment amount of 0.12% per annum, included in Other Expenses on the Statement of Operations. The Funds did not utilize the line of credit during the six months ended April 30, 2015.

Note (I) Significant Concentrations: Certain Funds may invest a significant percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds

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invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Note (J) Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional Information (unaudited)

Form N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the “SEC”) for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Proxy Voting: The Trust’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds’ website at www. astonfunds.com; and (iii) on the SEC’s website at www.sec.gov. The Funds’ Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds’ website at www.astonfunds.com; and (ii) on the SEC’s website at www.sec.gov.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR ASTON/FAIRPOINTE FOCUSED EQUITY FUND AND ASTON/TAMRO INTERNATIONAL SMALL CAP FUND

At an in-person meeting held on December 18, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), determined that the terms of the Investment Advisory Agreement between the Trust and Aston Asset Management, LLC (“Aston”) with respect to ASTON/Fairpointe Focused Equity Fund and ASTON/TAMRO International Small Cap Fund (each, a “New Fund” and collectively, the “New Funds”) are fair and reasonable and approved the Investment Advisory Agreement for each New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreements at the December 18, 2014 meeting and prior meetings. The Independent Trustees met separately from the Trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreements with respect to the New Funds. The Independent Trustees were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of each New Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the New Fund; (2) the investment advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by Aston and/or the New Fund’s subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston’s relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of each New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, and with each Trustee not necessarily attributing the same weight to each factor, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided by Aston, including investment advisory services and administrative services. The Board considered that Aston is a manager-of-managers, and that in its role as investment adviser to each New Fund it intends to delegate the day-to-day responsibility for managing the New Fund’s investments to a subadviser. Accordingly, the Board considered Aston’s capabilities and processes with respect to the selection and monitoring of subadvisers on an ongoing basis, as well as information regarding the composition, experience and role of its Investment Committee. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston.

In considering the nature, extent and quality of the services to be provided by Aston under the Investment Advisory Agreements, the Board took into account information provided periodically throughout the previous year by Aston in Board meetings relating to Aston’s financial information, operations and personnel, the performance of its duties with respect to other Funds in the Aston complex, the quality of the performance of Aston’s duties and the Trustees’ knowledge of Aston’s management team.

In addition to investment advisory services, the Board considered the quality of other services provided by Aston including oversight of service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management and distribution- and marketing-related services. The Board also considered Aston’s risk management processes. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Fees and Expenses. The Board considered each New Fund’s proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed investment advisory fees and total net expenses to those of a relevant peer group for each New Fund. The Board considered the amount of the management fee to be retained by Aston after payment of the subadvisory fee in light of the services to be rendered for those amounts. The Board concluded that the proposed investment advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

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Costs and Profitability. With respect to the costs of services to be provided and profits expected to be realized by Aston, the Board considered the resources involved in managing each New Fund in light of Aston’s business model as well as fees to be waived or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to each New Fund, Aston and the applicable subadviser, each will bear a portion of any fee waivers or expense reimbursements. Because the New Funds have not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by Aston, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each New Fund grows. The Board considered the potential asset size of the New Funds, as well as the terms of the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board considered the nature and amount of fees to be paid by each New Fund for administration services to be provided by Aston. The Board noted that Aston currently does not intend to manage the New Funds directly, and therefore, will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the New Funds were not expected to be unreasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each New Fund, including the proposed investment advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of each New Fund should be approved.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/FAIRPOINTE FOCUSED EQUITY FUND

At an in-person meeting held on December 18, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LLC (“Aston”) and Fairpointe Capital LLC (“Fairpointe”) with respect to ASTON/Fairpointe Focused Equity Fund (the “New Fund”). The Board considered information provided and discussions held at the December 18, 2014 meeting and at prior meetings. The Independent Trustees met separately from the Trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and any officers of Aston, Fairpointe or their respective affiliates to consider approval of the Sub-Investment Advisory Agreement. The Independent Trustees were assisted by independent legal counsel in their deliberations.

Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of Fairpointe and its operational and compliance infrastructures. The Board also considered information provided regarding Fairpointe’s investment approach, the experience and skills of senior management and investment personnel of Fairpointe, the resources made available to such personnel, the ability of Fairpointe to attract and retain high-quality personnel and the organizational depth of Fairpointe. The Board also considered the nature and quality of services provided by Fairpointe with respect to other series of the Trust. The Board also considered Fairpointe’s risk management processes. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Fairpointe are expected to be satisfactory.

Performance. Because the New Fund had not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of a strategy comparable to the New Fund managed by Fairpointe, as well as the performance of the other series of the Trust managed by Fairpointe.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund, including the amount of management fee to be retained by Aston after payment of the subadvisory fee. The Board considered that the subadvisory fee rate had been negotiated at arm’s length between Aston and Fairpointe, an unaffiliated third party, and that Aston would compensate Fairpointe from the investment advisory fees it receives from the New Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board determined that profitability information with respect to Fairpointe was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of Fairpointe. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

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Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by Fairpointe and its affiliates. The Board considered potential benefits to Fairpointe from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable, taking into account any other benefits expected to be received by Fairpointe from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis and each Trustee may have given different weight to the various factors.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/TAMRO INTERNATIONAL SMALL CAP FUND

At an in-person meeting held on December 18, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LLC (“Aston”) and TAMRO Capital Partners LLC (“TAMRO) with respect to ASTON/TAMRO International Small Cap Fund (the “New Fund”). The Board considered information provided and discussions held at the December 18, 2014 meeting and at prior meetings. The Independent Trustees met separately from the Trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and any officers of Aston, TAMRO or their respective affiliates to consider approval of the Sub-Investment Advisory Agreement. The Independent Trustees were assisted by independent legal counsel in their deliberations.

Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of TAMRO and its operational and compliance infrastructures. The Board also considered information provided regarding TAMRO’s investment approach, the experience and skills of senior management and investment personnel of TAMRO, the resources made available to such personnel, the ability of TAMRO to attract and retain high-quality personnel and the organizational depth of TAMRO. The Board also considered the nature and quality of services provided by TAMRO with respect to other series of the

Trust. The Board also considered TAMRO’s risk management processes. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by TAMRO are expected to be satisfactory.

Performance. Because the New Fund had not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Fund. The Board, however, took into account that the New Fund will utilize a similar investment process to that used by TAMRO with respect to other series of the Trust it manages, and the Board is generally satisfied with the performance of such series.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund, including the amount of management fee to be retained by Aston after payment of the subadvisory fee. The Board considered that the subadvisory fee rate had been negotiated at arm’s length between Aston and TAMRO, an unaffiliated third party, and that Aston would compensate TAMRO from the investment advisory fees it receives from the New Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board determined that profitability information with respect to TAMRO was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of TAMRO. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by TAMRO and its affiliates. The Board considered potential benefits to TAMRO from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable, taking into account any other benefits expected to be received by TAMRO from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis and each Trustee may have given different weight to the various factors.

Disclosure of Fund Expenses: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for

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Additional Information (unaudited) – continued

portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The below table illustrates each Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Cornerstone Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$987.60	1.26%	$6.21
Class I	1,000	989.10	1.01%	4.98
Hypothetical 5% Return
Class N	$1,000	$1,018.55	1.26%	$6.31
Class I	1,000	1,019.79	1.01%	5.06

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Fairpointe Focused Equity Fund(3)
Actual Fund Return
Class N	$1,000	$1,046.00	1.15%	$4.83
Class I	1,000	1,047.00	0.90%	3.78
Hypothetical 5% Return
Class N	$1,000	$1,019.09	1.15%	$5.76
Class I	1,000	1,020.33	0.90%	4.51
Herndon Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,010.50	1.30%	$6.48
Class I	1,000	1,012.20	1.05%	5.24
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
Montag & Caldwell Growth Fund
Actual Fund Return
Class N	$1,000	$1,031.90	1.04%	$5.24
Class I	1,000	1,032.80	0.79%	3.98
Class R	1,000	1,030.20	1.29%	6.49
Hypothetical 5% Return
Class N	$1,000	$1,019.64	1.04%	$5.21
Class I	1,000	1,020.88	0.79%	3.96
Class R	1,000	1,018.40	1.29%	6.46
TAMRO Diversified Equity Fund
Actual Fund Return
Class N	$1,000	$1,024.10	1.20%	$6.02
Class I	1,000	1,025.10	0.95%	4.77
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,020.08	0.95%	4.76
River Road Dividend All Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,036.30	1.09%	$5.50
Class I	1,000	1,037.60	0.84%	4.24
Hypothetical 5% Return
Class N	$1,000	$1,019.39	1.09%	$5.46
Class I	1,000	1,020.63	0.84%	4.21
River Road Dividend All Cap Value Fund II
Actual Fund Return
Class N	$1,000	$1,032.50	1.15%	$5.80
Class I	1,000	1,034.60	0.90%	4.54
Hypothetical 5% Return
Class N	$1,000	$1,019.09	1.15%	$5.76
Class I	1,000	1,020.33	0.90%	4.51
Fairpointe Mid Cap Fund
Actual Fund Return
Class N	$1,000	$1,071.50	1.10%	$5.65
Class I	1,000	1,072.90	0.85%	4.37
Hypothetical 5% Return
Class N	$1,000	$1,019.34	1.10%	$5.51
Class I	1,000	1,020.58	0.85%	4.26
Montag & Caldwell Mid Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,070.70	1.25%	$6.42
Class I	1,000	1,072.50	1.00%	5.14
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.25%	$6.26
Class I	1,000	1,019.84	1.00%	5.01

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	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
LMCG Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,081.80	1.35%	$6.97
Class I	1,000	1,082.50	1.10%	5.68
Hypothetical 5% Return
Class N	$1,000	$1,018.10	1.35%	$6.76
Class I	1,000	1,019.34	1.10%	5.51
River Road Independent Value Fund
Actual Fund Return
Class N	$1,000	$1,006.20	1.42%	$7.06
Class I	1,000	1,008.00	1.17%	5.83
Hypothetical 5% Return
Class N	$1,000	$1,017.75	1.42%	$7.10
Class I	1,000	1,018.99	1.17%	5.86
River Road Select Value Fund
Actual Fund Return
Class N	$1,000	$1,054.20	1.48%	$7.54
Class I	1,000	1,056.00	1.23%	6.27
Hypothetical 5% Return
Class N	$1,000	$1,017.46	1.48%	$7.40
Class I	1,000	1,018.70	1.23%	6.16
River Road Small Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,052.30	1.33%	$6.77
Class I	1,000	1,053.60	1.08%	5.50
Hypothetical 5% Return
Class N	$1,000	$1,018.20	1.33%	$6.66
Class I	1,000	1,019.44	1.08%	5.41
Silvercrest Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,020.70	1.40%	$7.01
Class I	1,000	1,021.70	1.15%	5.76
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
TAMRO Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,018.00	1.32%	$6.60
Class I	1,000	1,018.90	1.07%	5.36
Hypothetical 5% Return
Class N	$1,000	$1,018.25	1.32%	$6.61
Class I	1,000	1,019.49	1.07%	5.36
DoubleLine Core Plus Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,019.20	0.94%	$4.71
Class I	1,000	1,020.30	0.69%	3.46
Hypothetical 5% Return
Class N	$1,000	$1,020.13	0.94%	$4.71
Class I	1,000	1,021.37	0.69%	3.46
TCH Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,014.00	0.94%	$4.69
Class I	1,000	1,015.20	0.69%	3.45
Hypothetical 5% Return
Class N	$1,000	$1,020.13	0.94%	$4.71
Class I	1,000	1,021.37	0.69%	3.46

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Anchor Capital Enhanced Equity Fund
Actual Fund Return
Class N	$1,000	$1,034.30	1.17%	$5.90
Class I	1,000	1,035.50	0.92%	4.64
Hypothetical 5% Return
Class N	$1,000	$1,018.99	1.17%	$5.86
Class I	1,000	1,020.23	0.92%	4.61
Lake Partners LASSO Alternatives Fund
Actual Fund Return
Class N	$1,000	$1,001.70	1.42%	$7.05
Class I	1,000	1,002.70	1.17%	5.81
Hypothetical 5% Return
Class N	$1,000	$1,017.75	1.42%	$7.10
Class I	1,000	1,018.99	1.17%	5.86
River Road Long-Short Fund(4)
Actual Fund Return
Class N	$1,000	$1,043.30	1.70%	$8.61
Class I	1,000	1,044.90	1.45%	7.35
Hypothetical 5% Return
Class N	$1,000	$1,016.36	1.70%	$8.50
Class I	1,000	1,017.60	1.45%	7.25
Barings International Fund
Actual Fund Return
Class N	$1,000	$1,083.40	1.40%	$7.23
Class I	1,000	1,084.90	1.15%	5.94
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
Guardian Capital Global Dividend Fund
Actual Fund Return
Class N	$1,000	$1,027.40	1.30%	$6.53
Class I	1,000	1,026.30	1.05%	5.28
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
LMCG Emerging Markets Fund
Actual Fund Return
Class N	$1,000	$1,031.90	1.43%	$7.20
Class I	1,000	1,034.40	1.18%	5.95
Hypothetical 5% Return
Class N	$1,000	$1,017.70	1.43%	$7.15
Class I	1,000	1,018.94	1.18%	5.91
Pictet International Fund
Actual Fund Return
Class N	$1,000	$1,073.30	1.40%	$7.20
Class I	1,000	1,075.30	1.15%	5.92
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
TAMRO International Small Cap Fund(5)
Actual Fund Return
Class N	$1,000	$1,078.00	1.50%	$6.42
Class I	1,000	1,079.00	1.25%	5.36
Hypothetical 5% Return
Class N	$1,000	$1,017.36	1.50%	$7.50
Class I	1,000	1,018.60	1.25%	6.26

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	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Harrison Street Real Estate Fund
Actual Fund Return
Class N	$1,000	$994.20	1.37%	$6.77
Class I	1,000	995.80	1.12%	5.54
Hypothetical 5% Return
Class N	$1,000	$1,018.00	1.37%	$6.85
Class I	1,000	1,019.24	1.12%	5.61
Montag & Caldwell Balanced Fund
Actual Fund Return
Class N	$1,000	$1,026.70	1.20%	$6.03
Class I	1,000	1,027.20	1.10%	5.53
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,019.34	1.10%	5.51

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

(3)	The inception date for Fairpointe Focused Equity Fund is December 24, 2014.

(4)	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 2.68% and 2.43% for Class N and Class I, respectively and your actual and hypothetical expenses paid during the period would be $13.58 and $13.37 and $12.32 and $12.13 for Class N and Class I, respectively.

(5)	The inception date for TAMRO International Small Cap Fund is December 23, 2014.

169

Aston Funds

ADVISER

Aston Asset Management, LLC

120 N. LaSalle Street, 25th Floor

Chicago, IL 60602

SUBADVISERS

Anchor Capital Advisors LLC

One Post Office Square, Suite 3850

Boston, MA 02109

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY UK

Cornerstone Investment Partners, LLC

Phipps Tower

3438 Peachtree Road NE, Suite 900

Atlanta, GA 30326

DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

Fairpointe Capital LLC

One North Franklin, Suite 3300

Chicago, IL 60606

Guardian Capital LP

199 Bay Street, Suite 3100

Toronto, ON, M5L 1E8

Harrison Street Securities, LLC

71 South Wacker Drive, Suite 3575

Chicago, IL 60606

Herndon Capital Management, LLC

191 Peachtree Street, NE, Suite 2500

Atlanta, GA 30303

Lake Partners, Inc.

4 High Ridge Park, Suite 300

Stamford, CT 06905

LMCG Investments, LLC

200 Clarendon Street, 28th Floor

Boston, MA 02116

SUBADVISERS - continued

Montag & Caldwell, LLC

3455 Peachtree Road NE, Suite 1200

Atlanta, GA 30326

Pictet Asset Management Limited

120 London Wall

London, EC2Y 5ET UK

River Road Asset Management, LLC

Meidinger Tower, Suite 2000

462 South Fourth Street

Louisville, KY 40202

Silvercrest Asset Management Group LLC

1330 Avenue of the Americas, 38th Floor

New York, NY 10019

TAMRO Capital Partners LLC

1701 Duke St., Suite 250

Alexandria, VA 22314

Taplin, Canida & Habacht LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

SHAREHOLDER SERVICES

Aston Funds

P.O. Box 9765

Providence, RI 02940

DISTRIBUTOR

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

OFFICERS

Stuart D. Bilton, President and Chief Executive Officer

Gerald F. Dillenburg, Senior Vice President, Chief Operating Officer and Chief Compliance Officer

Mark J. Duggan, Secretary and Chief Legal Officer

Laura M. Curylo, Treasurer and Chief Financial Officer

Juli A. Braun, Assistant Treasurer

Michael A. Cozzi, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Marc J. Peirce, Assistant Secretary

Diana R. Podgorny, Assistant Secretary

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Vedder Price P.C.

222 N. LaSalle Street

Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

155 N. Wacker Drive

Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.

170

Guide to Shareholder Benefits

We’re delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. – 7 p.m. Eastern Time.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we’ll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEBSITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Automated Shareholder Services Line Is at Your Service 24 Hours a Day
800-992-8151

Investor Services

Associates are available to assist you Monday – Friday 9 a.m. to 7 p.m., Eastern Time. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

Aston Funds

P.O. Box 9765

Providence, Rhode Island 02940

ATSEM 15

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	June 29, 2015

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date	June 29, 2015

* Print the name and title of each signing officer under his or her signature.